UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

January 31, 2012

1.899284.102

SGX-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 5.9%
AGL Energy Ltd.	17,594	$ 272,509
Alumina Ltd.	98,573	134,004
Amcor Ltd.	48,575	363,033
AMP Ltd.	112,033	507,849
Asciano Ltd. unit	42,571	212,409
ASX Ltd.	6,812	216,876
Australia & New Zealand Banking Group Ltd.	102,558	2,331,026
Bendigo & Adelaide Bank Ltd.	15,303	134,677
BHP Billiton Ltd.	125,461	4,969,069
Boral Ltd.	30,712	131,720
Brambles Ltd.	57,309	442,301
Caltex Australia Ltd.	6,297	85,099
Campbell Brothers Ltd.	2,700	149,049
CFS Retail Property Trust	63,255	115,165
Coca-Cola Amatil Ltd.	20,968	257,099
Cochlear Ltd.	2,200	138,730
Commonwealth Bank of Australia	60,985	3,279,813
Computershare Ltd.	17,623	143,121
Crown Ltd.	17,841	153,225
CSL Ltd.	20,442	675,559
DEXUS Property Group unit	181,742	171,714
Echo Entertainment Group Ltd. (a)	29,073	111,419
Fortescue Metals Group Ltd.	52,712	282,593
Goodman Group unit	267,971	182,066
Harvey Norman Holdings Ltd.	20,325	44,449
Iluka Resources Ltd.	16,840	327,513
Incitec Pivot Ltd.	68,113	232,111
Insurance Australia Group Ltd.	87,844	271,373
John Fairfax Holdings Ltd. (e)	75,024	58,938
Leighton Holdings Ltd.	6,602	164,213
Lend Lease Group unit	24,500	191,168
Lynas Corp. Ltd. (a)	73,548	103,454
Macquarie Group Ltd.	13,691	370,626
Metcash Ltd.	26,125	112,047
Mirvac Group unit	138,177	181,161
National Australia Bank Ltd.	85,861	2,173,928
Newcrest Mining Ltd.	29,791	1,066,433
OneSteel Ltd.	47,376	37,218
Orica Ltd.	14,175	372,442
Origin Energy Ltd.	40,490	591,462
OZ Minerals Ltd.	13,199	152,872
Qantas Airways Ltd. (a)	39,759	66,478
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	43,489	$ 529,084
QR National Ltd.	64,796	255,201
Ramsay Health Care Ltd.	5,605	112,936
Rio Tinto Ltd.	16,859	1,237,792
Santos Ltd.	36,559	522,397
Sims Metal Management Ltd.	6,100	97,832
Sonic Healthcare Ltd.	14,802	176,466
SP AusNet unit	52,915	54,208
Stockland Corp. Ltd. unit	90,595	323,150
Suncorp-Metway Ltd.	49,387	440,930
Sydney Airport unit	13,641	38,665
Tabcorp Holdings Ltd.	30,825	95,226
Tattersall's Ltd.	54,268	146,332
Telstra Corp. Ltd.	167,398	591,773
The GPT Group unit	68,901	226,019
Toll Holdings Ltd.	23,094	122,338
Transurban Group unit	52,754	307,460
Wesfarmers Ltd.	39,083	1,257,163
Westfield Group unit	85,184	768,666
Westfield Retail Trust unit	109,189	293,265
Westpac Banking Corp.	118,313	2,656,463
Woodside Petroleum Ltd.	25,063	910,221
Woolworths Ltd.	47,218	1,242,639
WorleyParsons Ltd.	7,447	215,748
TOTAL AUSTRALIA		34,599,985
Austria - 0.2%
Erste Bank AG	7,743	170,040
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	32,264	103,769
OMV AG	7,168	234,994
Osterreichische Elektrizitatswirtschafts AG	2,389	64,900
Raiffeisen International Bank-Holding AG	1,882	64,001
Telekom Austria AG	13,667	159,273
Vienna Insurance Group AG Wien	1,119	48,299
Voestalpine AG	4,443	145,658
TOTAL AUSTRIA		990,934
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	56,460	243,007
Bailiwick of Jersey - 0.5%
Experian PLC	38,090	515,956
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Glencore International PLC	35,846	$ 232,300
Petrofac Ltd.	10,029	229,973
Randgold Resources Ltd.	3,574	407,004
Shire PLC	22,224	737,863
Wolseley PLC	11,552	399,985
WPP PLC	48,911	574,659
TOTAL BAILIWICK OF JERSEY		3,097,740
Belgium - 0.6%
Ageas	91,514	190,197
Anheuser-Busch InBev SA NV	31,374	1,907,429
Bekaert SA	1,286	52,294
Belgacom SA	6,015	187,754
Colruyt NV	3,193	120,716
Delhaize Group SA	3,764	204,974
Groupe Bruxelles Lambert SA	3,079	223,106
KBC Groupe SA	7,336	139,081
Mobistar SA	988	49,409
Solvay SA Class A	2,224	219,301
UCB SA	4,046	164,527
Umicore SA	4,571	212,511
TOTAL BELGIUM		3,671,299
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	96,000	102,620
Cheung Kong Infrastructure Holdings Ltd.	16,000	91,087
China Gas Holdings Ltd.	186,000	86,581
China Resources Gas Group Ltd.	32,000	46,131
China Yurun Food Group Ltd.	61,000	100,837
CNPC (Hong Kong) Ltd.	88,000	138,889
Cosco Pacific Ltd.	58,000	80,622
Credicorp Ltd. (NY Shares)	2,526	287,105
First Pacific Co. Ltd.	84,000	95,966
GOME Electrical Appliances Holdings Ltd.	444,000	105,915
Haier Electronics Group Co. Ltd. (a)	54,000	55,565
Huabao International Holdings Ltd.	65,000	44,170
Kerry Properties Ltd.	31,000	118,919
Li & Fung Ltd.	218,000	476,745
Nine Dragons Paper (Holdings) Ltd.	58,000	39,114
Noble Group Ltd.	150,363	161,379
NWS Holdings Ltd.	58,926	95,433
Orient Overseas International Ltd.	8,500	44,389
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	12,989	$ 482,599
Shangri-La Asia Ltd.	60,000	124,561
Sihuan Pharmaceutical Holdings Group Ltd.	83,000	30,074
Sinofert Holdings Ltd.	44,000	12,709
Skyworth Digital Holdings Ltd.	50,390	21,637
Yue Yuen Industrial (Holdings) Ltd.	31,500	96,467
TOTAL BERMUDA		2,939,514
Brazil - 3.7%
AES Tiete SA (PN) (non-vtg.)	5,200	74,435
All America Latina Logistica SA	20,300	116,767
Amil Participacoes SA	4,700	47,048
Anhanguera Educacional Participacoes SA	4,700	63,215
Banco Bradesco SA:
(PN)	36,536	656,611
(PN) sponsored ADR	38,170	682,480
Banco do Brasil SA	16,000	248,993
Banco do Brasil SA sponsored ADR	5,600	87,920
Banco do Estado do Rio Grande do Sul SA	6,100	70,245
Banco Santander SA (Brasil):
ADR	13,800	125,856
unit	14,100	130,735
BM&F Bovespa SA	74,900	471,126
BR Malls Participacoes SA	17,400	189,914
Bradespar SA (PN)	8,600	173,112
Brasil Foods SA	15,700	310,909
Brasil Foods SA sponsored ADR	9,700	194,291
Brasil Telecom SA:
(PN)	5,781	36,892
sponsored ADR	1,000	18,760
Braskem SA:
(PN-A)	1,600	14,322
Class A sponsored ADR	1,500	27,030
Brookfield Incorporacoes SA	5,780	20,312
Centrais Eletricas Brasileiras SA (Electrobras)	7,400	76,024
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	2,900	42,491
(PN-B) sponsored ADR	4,800	70,272
sponsored ADR	4,100	41,861
Cetip SA	7,932	122,349
Cia.Hering SA	6,000	144,231
Cielo SA	7,340	218,662
Common Stocks - continued
	Shares	Value
Brazil - continued
Cielo SA sponsored ADR	2,000	$ 59,260
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	1,901	79,426
sponsored ADR	2,200	93,742
Companhia de Bebidas das Americas (AmBev):
(PN)	16,206	593,626
(PN) sponsored ADR	13,300	483,987
Companhia de Concessoes Rodoviarias	33,200	231,062
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,800	60,103
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,400	92,246
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,200	37,953
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	9,080	183,814
(PN) sponsored ADR (non-vtg.)	7,000	141,680
Companhia Energetica de Sao Paulo Series A	6,600	123,901
Companhia Paranaense de Energia-Copel:
(PN-B)	1,900	44,096
(PN-B) sponsored ADR	1,700	38,913
Companhia Siderurgica Nacional SA (CSN)	19,800	206,817
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	11,400	117,078
Cosan SA Industria e Comercio	3,900	63,103
CPFL Energia SA	3,500	51,683
CPFL Energia SA sponsored ADR	1,608	47,677
Cyrela Brazil Realty SA	12,900	119,461
Diagnosticos da America SA	7,800	75,000
Drogasil SA	7,000	58,093
Duratex SA	8,720	48,860
Ecorodovias Infraestrutura e Logistica SA	6,000	42,239
Eletropaulo Metropolitana SA (PN-B)	3,400	70,464
Embraer SA	10,500	72,476
Embraer SA sponsored ADR	2,625	71,978
Energias do Brasil SA	2,800	65,224
Fibria Celulose SA	1,695	13,824
Fibria Celulose SA sponsored ADR	7,900	63,121
Gerdau SA:
(PN)	17,250	164,384
sponsored ADR	17,150	162,925
Gol Linhas Aereas Inteligentes SA:
(PN)	300	2,064
sponsored ADR	2,000	13,800
Common Stocks - continued
	Shares	Value
Brazil - continued
HRT Participacoes em Petroleo SA (a)	100	$ 26,213
HRT Participacoes em Petroleo SA GDR (a)	7,000	18,290
Hypermarcas SA	9,700	58,959
Itau Unibanco Banco Multiplo SA	42,400	852,271
Itau Unibanco Banco Multiplo SA sponsored ADR	46,550	929,138
Itausa-Investimentos Itau SA (PN)	89,171	583,858
JBS SA (a)	26,400	96,552
Klabin SA (PN) (non-vtg.)	15,900	73,712
Light SA	3,500	54,968
Localiza Rent A Car SA	4,000	65,682
Lojas Americanas SA (PN)	13,207	127,671
Lojas Renner SA	5,000	168,842
Metalurgica Gerdau SA (PN)	14,200	170,673
MMX Mineracao e Metalicos SA (a)	9,000	42,291
MRV Engenharia e Participacoes SA	9,700	74,671
Multiplan Empreendimentos Imobiliarios SA	2,400	54,945
Natura Cosmeticos SA	7,200	154,203
Odontoprev SA	3,200	53,480
OGX Petroleo e Gas Participacoes SA (a)	37,300	353,317
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)	13,800	130,410
PDG Realty SA Empreendimentos e Participacoes	45,900	185,996
Petroleo Brasileiro SA - Petrobras:
(ON)	55,811	859,589
(PN) (non-vtg.)	80,440	1,131,188
(PN) sponsored ADR	41,350	1,154,906
sponsored ADR	30,750	939,413
Porto Seguro SA	4,700	55,872
Redecard SA	13,200	237,981
Rossi Residencial SA	4,500	24,313
Souza Cruz Industria e Comerico	15,000	195,227
Sul America SA unit	4,600	46,337
Suzano Papel e Celulose SA	4,775	20,224
TAM SA:
(PN) (ltd. vtg.)	2,900	62,043
(PN) sponsored ADR (ltd. vtg.)	900	19,494
Tele Norte Leste Participacoes SA	1,600	18,233
Tele Norte Leste Participacoes SA:
(PN)	5,200	50,000
sponsored ADR (non-vtg.)	5,200	48,828
Telefonica Brasil SA	5,340	148,690
Telefonica Brasil SA sponsored ADR	5,940	165,370
Telemar Norte Leste SA (PN-A)	1,900	48,935
Common Stocks - continued
	Shares	Value
Brazil - continued
TIM Participacoes SA	23,803	$ 132,148
TIM Participacoes SA sponsored ADR	1,933	55,767
Totvs SA	3,700	63,615
Tractebel Energia SA	4,700	81,615
Ultrapar Participacoes SA	7,800	157,813
Ultrapar Participacoes SA sponsored ADR	5,800	115,420
Usinas Siderurgicas de Minas Gerais SA - Usiminas	6,000	58,173
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR	7,100	47,144
(PN-A) (non-vtg.)	13,100	87,873
Vale SA	24,700	631,920
Vale SA:
(PN-A)	40,200	982,222
(PN-A) sponsored ADR	37,200	900,612
sponsored ADR	26,400	667,920
TOTAL BRAZIL		21,755,970
Canada - 8.2%
Agnico-Eagle Mines Ltd. (Canada)	6,310	236,542
Agrium, Inc.	6,267	505,172
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,844	147,095
ARC Resources Ltd.	10,600	256,979
Athabasca Oil Sands Corp. (a)	11,945	139,254
Bank of Montreal	24,849	1,444,476
Bank of Nova Scotia	42,475	2,182,734
Barrick Gold Corp.	38,902	1,918,816
Baytex Energy Corp.	4,864	279,592
BCE, Inc.	9,754	397,650
Bell Aliant, Inc.	2,473	69,251
Bombardier, Inc. Class B (sub. vtg.)	62,204	287,835
Bonavista Energy Corp.	5,617	126,820
Brookfield Asset Management, Inc. Class A	20,961	636,094
Brookfield Properties Corp.	9,760	168,482
CAE, Inc.	8,340	91,987
Cameco Corp.	16,105	373,575
Canadian Imperial Bank of Commerce	15,504	1,178,938
Canadian National Railway Co.	17,411	1,313,183
Canadian Natural Resources Ltd.	43,037	1,704,742
Canadian Oil Sands Ltd.	19,429	481,680
Canadian Pacific	6,629	472,740
Canadian Tire Ltd. Class A (non-vtg.)	3,084	197,634
Canadian Utilities Ltd. Class A (non-vtg.)	3,277	197,257
Common Stocks - continued
	Shares	Value
Canada - continued
Cenovus Energy, Inc.	29,287	$ 1,068,672
Centerra Gold, Inc.	5,783	114,478
CGI Group, Inc. Class A (sub. vtg.) (a)	9,184	185,466
CI Financial Corp.	6,588	141,713
Crescent Point Energy Corp.	9,540	436,305
Eldorado Gold Corp.	21,794	330,143
Empire Co. Ltd. Class A (non-vtg.)	1,043	58,768
Enbridge, Inc.	28,264	1,063,476
Encana Corp.	28,163	539,528
Enerplus Corp.	7,192	171,417
Fairfax Financial Holdings Ltd. (sub. vtg.)	777	315,372
Finning International, Inc.	7,172	195,902
First Quantum Minerals Ltd.	18,122	396,868
Fortis, Inc.	7,411	246,775
Franco-Nevada Corp.	4,997	225,743
George Weston Ltd.	2,171	140,966
Gildan Activewear, Inc.	4,831	105,123
Goldcorp, Inc.	31,404	1,518,917
Great-West Lifeco, Inc.	10,765	237,469
H&R REIT/H&R Finance Trust	2,300	53,443
Husky Energy, Inc.	13,246	323,505
IAMGOLD Corp.	13,972	233,111
IGM Financial, Inc.	4,408	196,937
Imperial Oil Ltd.	11,813	562,877
Industrial Alliance Life Insurance Co.	2,990	78,988
Inmet Mining Corp.	1,852	123,744
Intact Financial Corp.	5,017	295,792
Ivanhoe Mines Ltd. (a)	11,244	181,317
Kinross Gold Corp.	45,159	510,248
Loblaw Companies Ltd.	4,459	161,862
Magna International, Inc. Class A (sub. vtg.)	8,231	339,993
Manulife Financial Corp.	70,906	828,032
MEG Energy Corp. (a)	4,911	221,173
Metro, Inc. Class A (sub. vtg.)	4,015	219,178
National Bank of Canada	6,213	466,060
New Gold, Inc. (a)	16,426	192,312
Nexen, Inc.	21,373	383,020
Niko Resources Ltd.	1,971	96,294
Onex Corp. (sub. vtg.)	3,984	137,866
Open Text Corp. (a)	2,451	124,218
Osisko Mining Corp. (a)	13,514	161,184
Pacific Rubiales Energy Corp.	9,907	249,268
Common Stocks - continued
	Shares	Value
Canada - continued
Pan American Silver Corp.	4,374	$ 100,077
Pembina Pipeline Corp.	6,800	181,876
Pengrowth Energy Corp.	12,699	127,275
Penn West Petroleum Ltd.	18,165	395,817
Potash Corp. of Saskatchewan, Inc.	33,245	1,557,567
Power Corp. of Canada (sub. vtg.)	14,145	343,909
Power Financial Corp.	10,238	273,013
Precision Drilling Corp. (a)	7,675	78,759
Progress Energy Resources Corp.	6,261	66,309
Research In Motion Ltd. (a)	19,251	320,144
RioCan (REIT)	5,341	138,379
Ritchie Brothers Auctioneers, Inc.	5,269	124,165
Rogers Communications, Inc. Class B (non-vtg.)	15,867	609,995
Royal Bank of Canada	56,107	2,930,265
Saputo, Inc.	6,023	245,305
Shaw Communications, Inc. Class B	14,696	291,648
Shoppers Drug Mart Corp.	8,365	346,195
Silver Wheaton Corp.	13,974	498,479
Sino-Forest Corp. (a)	5,569	0
SNC-Lavalin Group, Inc.	5,844	300,898
Sun Life Financial, Inc.	23,041	461,624
Suncor Energy, Inc.	61,146	2,106,191
Talisman Energy, Inc.	39,506	471,984
Teck Resources Ltd. Class B (sub. vtg.)	23,056	977,653
TELUS Corp.	1,967	110,870
TELUS Corp. (non-vtg.)	5,984	320,758
The Toronto-Dominion Bank	34,766	2,688,363
Thomson Reuters Corp.	14,416	395,928
Tim Hortons, Inc.	4,141	201,708
Tim Hortons, Inc. (Canada)	2,167	105,589
TMX Group, Inc.	3,006	128,514
Tourmaline Oil Corp. (a)	4,833	117,023
TransAlta Corp.	8,156	165,601
TransCanada Corp.	27,465	1,129,824
Valeant Pharmaceuticals International, Inc. (Canada) (a)	10,657	516,085
Vermilion Energy, Inc.	3,445	158,035
Viterra, Inc.	17,153	184,573
Yamana Gold, Inc.	28,504	493,188
TOTAL CANADA		48,105,637
Cayman Islands - 0.8%
Agile Property Holdings Ltd.	50,000	55,769
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Alibaba.com Ltd.	62,500	$ 67,374
Anta Sports Products Ltd.	23,000	23,162
ASM Pacific Technology Ltd.	6,700	86,220
Belle International Holdings Ltd.	183,000	297,321
Bosideng International Holdings Ltd.	98,000	28,180
Chaoda Modern Agriculture (Holdings) Ltd.	58,000	3,739
China Dongxiang Group Co. Ltd.	96,000	15,969
China Mengniu Dairy Co. Ltd.	50,000	133,780
China Resources Cement Holdings Ltd.	70,000	50,546
China Resources Land Ltd.	76,000	134,257
China Rongsheng Heavy Industry Group Co. Ltd.	38,000	11,907
China Shanshui Cement Group Ltd.	64,000	47,039
China State Construction International Holdings Ltd.	74,000	58,683
China ZhengTong Auto Services Holdings Ltd. (a)	47,000	49,089
China Zhongwang Holdings Ltd.	68,000	27,620
Country Garden Holdings Co. Ltd.	153,000	65,696
Daphne International Holdings Ltd.	44,000	56,736
Dongyue Group Co. Ltd.	30,000	25,067
Enn Energy Holdings Ltd.	32,000	97,173
Evergrande Real Estate Group Ltd.	229,000	108,664
Foxconn International Holdings Ltd. (a)	82,000	56,462
GCL-Poly Energy Holdings Ltd.	304,000	104,662
Geely Automobile Holdings Ltd.	100,000	29,528
Golden Eagle Retail Group Ltd. (H Shares)	24,000	55,023
Hengan International Group Co. Ltd.	27,500	245,914
Hengdeli Holdings Ltd.	52,000	19,981
Intime Department Store Group Co. Ltd.	35,000	42,513
Kingboard Chemical Holdings Ltd.	22,000	75,884
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	7
Lee & Man Paper Manufacturing Ltd.	61,000	24,934
Lifestyle International Holdings Ltd.	22,500	52,629
Longfor Properties Co. Ltd.	41,000	53,925
Lonking Holdings Ltd.	50,000	20,567
MStar Semiconductor, Inc.	12,908	81,997
Parkson Retail Group Ltd.	52,000	62,157
Renhe Commercial Holdings Co. Ltd.	532,000	63,111
Sands China Ltd.	98,000	331,711
Sany Heavy Equipment International Holdings Co. Ltd.	42,000	36,881
Semiconductor Manufacturing International Corp. (a)	693,000	36,523
Shimao Property Holdings Ltd.	78,500	80,876
Shui On Land Ltd.	88,243	30,722
SOHO China Ltd.	75,500	49,553
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	40,100	$ 980,880
Tingyi (Cayman Islands) Holding Corp.	76,000	221,966
TPK Holdings Co.	3,100	44,989
Want Want China Holdings Ltd.	249,000	230,851
Wynn Macau Ltd.	60,800	155,856
Yingde Gases Group Co. Ltd.	47,500	54,818
Zhongsheng Group Holdings Ltd. Class H	29,500	58,808
TOTAL CAYMAN ISLANDS		4,747,719
Chile - 0.4%
AES Gener SA	68,238	39,560
Banco de Chile	640,977	96,486
Banco de Credito e Inversiones	992	64,573
Banco Santander Chile	2,356,955	185,545
Banco Santander Chile sponsored ADR	41	3,342
CAP SA	3,116	130,858
Cencosud SA	34,419	195,683
Colbun SA	231,485	60,744
Compania Cervecerias Unidas SA	5,680	72,155
Compania Cervecerias Unidas SA sponsored ADR	63	3,948
Compania de Petroleos de Chile SA (COPEC)	17,321	260,555
CorpBanca SA	3,357,880	49,535
E-CL SA	19,227	55,479
Empresa Nacional de Electricidad SA	123,300	190,493
Empresa Nacional de Electricidad SA sponsored ADR	174	8,159
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,592	65,761
Empresas CMPC SA	42,823	171,170
Enersis SA	492,984	178,501
Enersis SA sponsored ADR	453	8,294
Lan Airlines SA	6,124	153,723
Lan Airlines SA sponsored ADR	303	7,605
SACI Falabella	15,665	134,695
Sociedad Quimica y Minera de Chile SA:
(PN-B)	3,690	216,551
(PN-B) sponsored ADR	95	5,580
Vina Concha y Toro SA	22,981	49,085
TOTAL CHILE		2,408,080
China - 2.4%
Agricultural Bank China Ltd. (H Shares)	741,000	365,950
Air China Ltd. (H Shares)	62,000	49,486
Aluminum Corp. of China Ltd. (H Shares)	128,000	62,345
Common Stocks - continued
	Shares	Value
China - continued
Angang Steel Co. Ltd. (H Shares)	26,000	$ 18,707
Anhui Conch Cement Co. Ltd. (H Shares)	49,500	167,229
AviChina Industry & Technology Co. Ltd.	40,000	18,568
Bank Communications Co. Ltd. (H Shares)	289,200	231,949
Bank of China Ltd. (H Shares)	2,573,024	1,104,822
BBMG Corp. (H Shares)	34,500	26,291
Beijing Capital International Airport Co. Ltd. (H Shares)	90,000	46,652
BYD Co. Ltd. (H Shares) (a)	20,500	64,102
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	40,840	54,978
China BlueChemical Ltd. (H shares)	56,000	42,531
China CITIC Bank Corp. Ltd. (H Shares)	334,293	213,372
China Coal Energy Co. Ltd. (H Shares)	166,000	208,483
China Communications Construction Co. Ltd. (H Shares)	181,000	168,274
China Communications Services Corp. Ltd. (H Shares)	56,000	24,984
China Construction Bank Corp. (H Shares)	2,333,649	1,868,664
China Cosco Holdings Co. Ltd. (H Shares)	104,500	59,424
China International Marine Containers (Group) Ltd. (B Shares)	13,600	16,554
China Life Insurance Co. Ltd. (H Shares)	289,000	848,319
China Longyuan Power Grid Corp. Ltd. (H Shares)	70,000	53,164
China Merchants Bank Co. Ltd. (H Shares)	159,480	352,058
China Minsheng Banking Corp. Ltd. (H Shares)	151,800	140,344
China Molybdenum Co. Ltd. (H Shares)	26,000	12,907
China National Building Materials Co. Ltd. (H Shares)	114,000	137,883
China Oilfield Services Ltd. (H Shares)	54,000	88,152
China Pacific Insurance Group Co. Ltd. (H Shares)	75,000	249,508
China Petroleum & Chemical Corp. (H Shares)	660,000	796,364
China Railway Construction Corp. Ltd. (H Shares)	60,000	38,993
China Railway Group Ltd. (H Shares)	125,000	44,647
China Shenhua Energy Co. Ltd. (H Shares)	135,500	595,796
China Ship Container Lines Co. Ltd. (H Shares) (a)	91,000	20,182
China Shipping Development Co. Ltd. (H Shares)	36,000	25,020
China Southern Airlines Ltd. (H Shares) (a)	58,000	29,915
China Telecom Corp. Ltd. (H Shares)	552,000	309,684
China Vanke Co. Ltd. (B Shares)	61,400	67,138
Chongqing Rural Commercial Bank Co. Ltd. (H Shares) (a)	119,000	67,362
CSG Holding Co. Ltd. (B Shares)	16,600	12,800
CSR Corp. Ltd. (H Shares)	62,000	40,852
Datang International Power Generation Co. Ltd. (H Shares)	152,000	50,763
Dongfang Electric Corp. Ltd. (H Shares)	14,400	42,521
Dongfeng Motor Group Co. Ltd. (H Shares)	106,000	198,188
Great Wall Motor Co. Ltd. (H Shares)	32,500	55,736
Common Stocks - continued
	Shares	Value
China - continued
Guangzhou Automobile Group Co. Ltd. (H Shares)	99,376	$ 107,766
Guangzhou R F Properties Co. Ltd. (H Shares)	26,000	25,480
Huaneng Power International, Inc. (H Shares)	116,000	70,287
Industrial & Commercial Bank of China Ltd. (H Shares)	2,352,008	1,646,807
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	25,600	130,304
Jiangsu Expressway Co. Ltd. (H Shares)	34,000	33,889
Jiangxi Copper Co. Ltd. (H Shares)	57,000	145,086
Metallurgical Corp. China Ltd. (H Shares)	57,000	13,303
PetroChina Co. Ltd. (H Shares)	820,000	1,194,252
PICC Property & Casualty Co. Ltd. (H Shares)	110,020	144,986
Ping An Insurance Group Co. China Ltd. (H Shares)	65,500	518,578
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	48,000	44,192
Shanghai Electric Group Co. Ltd. (H Shares)	110,000	50,495
Shanghai Pharma Holding Co. Ltd. (H Shares)	25,300	41,888
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	102,000	36,169
Sinopharm Group Co. Ltd. (H Shares)	26,400	62,568
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	64,834
Weichai Power Co. Ltd. (H Shares)	19,000	101,796
Wumart Stores, Inc. (H Shares)	18,000	37,183
Yanzhou Coal Mining Co. Ltd. (H Shares)	78,000	186,119
Zhaojin Mining Industry Co. Ltd. (H Shares)	26,500	47,565
Zhejiang Expressway Co. Ltd. (H Shares)	46,000	32,267
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	24,000	52,919
Zijin Mining Group Co. Ltd. (H Shares)	201,000	88,380
ZTE Corp. (H Shares)	26,680	72,589
TOTAL CHINA		14,041,363
Colombia - 0.2%
Almacenes Exito SA	10,095	137,188
BanColombia SA	9,716	150,179
BanColombia SA:
sponsored ADR	40	2,480
(PN)	10,268	158,597
Cementos Argos SA	9,912	59,684
Corp. Financiera Colombiana SA	1,942	36,990
Corp. Financiera Colombiana SA (RFD) (a)	40	740
Ecopetrol SA	152,737	388,128
Grupo de Inversiones Surameric	9,029	152,030
Interconexion Electrica SA ESP	12,305	76,269
Inversiones Argos SA	9,372	86,772
TOTAL COLOMBIA		1,249,057
Common Stocks - continued
	Shares	Value
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	6,086	$ 245,696
Komercni Banka A/S	638	121,833
Telefonica Czech Republic A/S	3,778	75,285
TOTAL CZECH REPUBLIC		442,814
Denmark - 0.7%
A.P. Moller - Maersk A/S:
Series A	22	154,761
Series B	49	361,076
Carlsberg A/S Series B	4,259	323,433
Coloplast A/S Series B	950	140,243
Danske Bank A/S (a)	25,958	379,092
DSV de Sammensluttede Vognmaend A/S	8,411	171,821
Novo Nordisk A/S Series B	16,586	1,970,891
Novozymes A/S Series B	9,170	258,158
TDC A/S	12,720	99,149
Tryg A/S	937	50,895
Vestas Wind Systems A/S (a)	8,962	101,078
William Demant Holding A/S (a)	792	65,594
TOTAL DENMARK		4,076,191
Egypt - 0.1%
Commercial International Bank Ltd.	14,763	58,699
Commercial International Bank Ltd. sponsored GDR	2,426	9,558
EFG-Hermes Holding SAE	10,818	22,072
Egyptian Co. for Mobile Services (MobiNil)	1,097	19,289
Egyptian Kuwaiti Holding	20,435	23,092
National Societe Generale Bank	1,319	6,181
Orascom Construction Industries SAE	1,651	69,699
Orascom Construction Industries SAE GDR	2,427	100,721
Orascom Telecom Holding SAE (a)	65,618	39,838
Orascom Telecom Holding SAE unit (a)	4,891	14,966
Orascom Telecom Media & Technology Holding sponsored GDR (a)(f)	4,891	4,422
Orascom Telecom Media & Technology Holding SAE (a)	65,618	12,082
Talaat Moustafa Group Holding	33,119	22,140
Telecom Egypt SAE	8,274	20,724
TOTAL EGYPT		423,483
Finland - 0.6%
Elisa Corp. (A Shares)	5,893	123,941
Fortum Corp.	17,076	375,221
Kesko Oyj	2,283	80,564
Common Stocks - continued
	Shares	Value
Finland - continued
Kone Oyj (B Shares)	6,208	$ 337,944
Metso Corp.	4,834	210,544
Neste Oil Oyj	4,784	53,687
Nokia Corp.	144,042	723,399
Nokian Tyres PLC	4,423	157,990
Orion Oyj (B Shares)	4,450	86,374
Pohjola Bank PLC (A Shares)	4,340	46,292
Sampo OYJ (A Shares)	15,890	418,576
Sanoma-WSOY Oyj	2,017	27,226
Stora Enso Oyj (R Shares)	28,197	200,629
UPM-Kymmene Corp.	22,295	285,775
Wartsila Corp.	6,430	216,645
TOTAL FINLAND		3,344,807
France - 5.7%
Accor SA	5,817	176,742
Aeroports de Paris	1,223	90,299
Air Liquide SA	623	78,405
Air Liquide SA	3,394	427,138
Air Liquide SA	6,998	880,705
Alcatel-Lucent SA (a)	91,007	160,658
Alstom SA	8,184	311,922
Arkema SA	2,176	175,832
Atos Origin SA	1,674	84,121
AXA SA	68,460	1,039,138
BIC SA	946	84,286
BNP Paribas SA	37,447	1,585,444
Bouygues SA	7,766	241,292
Bureau Veritas SA	2,191	160,681
Cap Gemini SA	5,817	212,349
Carrefour SA	22,097	504,336
Casino Guichard Perrachon SA	2,331	207,321
Christian Dior SA	2,245	317,713
CNP Assurances	5,195	70,020
Compagnie de St. Gobain	15,717	699,351
Compagnie Generale de Geophysique SA (a)	5,921	165,713
Credit Agricole SA	40,988	252,558
Danone	22,764	1,404,894
Dassault Systemes SA	2,385	197,711
Edenred	6,329	153,640
EDF SA	9,060	208,797
Eiffage SA	1,304	40,004
Common Stocks - continued
	Shares	Value
France - continued
Essilor International SA	7,970	$ 583,764
Eurazeo SA	1,639	71,365
Eutelsat Communications	4,010	148,823
Fonciere Des Regions	959	63,381
France Telecom SA	71,417	1,073,538
GDF Suez	48,163	1,307,142
Gecina SA	738	70,455
Groupe Eurotunnel SA	21,927	180,652
ICADE	801	65,228
Iliad SA	843	101,858
Imerys	1,018	56,682
JC Decaux SA (a)	2,325	58,949
Klepierre SA	4,371	131,235
L'Oreal SA	464	49,346
L'Oreal SA	2,895	307,882
L'Oreal SA	6,036	641,925
Lafarge SA	2,505	102,044
Lafarge SA	4,998	203,599
Lagardere S.C.A. (Reg.)	4,989	141,796
Legrand SA	9,082	313,244
LVMH Moet Hennessy - Louis Vuitton	9,887	1,598,358
Michelin CGDE Series B	7,116	486,776
Natixis SA	39,960	122,824
Neopost SA	1,479	104,461
Pernod Ricard SA	7,690	738,167
Peugeot Citroen SA	6,463	119,149
PPR SA	2,896	455,675
Publicis Groupe SA	5,864	294,981
Renault SA	7,934	337,936
Safran SA	6,458	201,201
Sanofi-aventis	44,767	3,318,902
Schneider Electric SA	19,224	1,193,839
SCOR SE	6,911	173,870
Societe Generale Series A	25,408	676,778
Sodexo SA	3,515	260,859
Suez Environnement SA	11,511	147,336
Technip SA	3,913	367,064
Television Francaise 1 SA	3,424	37,664
Thales SA	4,855	166,087
Total SA	83,053	4,401,619
Unibail-Rodamco	3,597	690,649
Vallourec SA	4,276	288,756
Common Stocks - continued
	Shares	Value
France - continued
Veolia Environnement	16,013	$ 182,408
VINCI SA	17,678	819,904
Vivendi	49,050	1,026,479
Wendel SA	1,180	87,834
TOTAL FRANCE		33,903,554
Germany - 5.1%
adidas AG	8,005	576,695
Allianz AG	17,713	1,947,478
Axel Springer Verlag	1,445	67,747
BASF AG	35,820	2,753,888
Bayer AG	32,238	2,257,551
Bayerische Motoren Werke AG (BMW)	13,072	1,118,007
Beiersdorf AG	4,195	251,846
Brenntag AG	1,398	146,171
Celesio AG	4,085	78,729
Commerzbank AG (a)(e)	147,689	353,308
Continental AG (a)	3,447	275,334
Daimler AG (Germany)	35,220	1,946,058
Deutsche Bank AG	35,975	1,532,723
Deutsche Boerse AG	7,859	462,563
Deutsche Lufthansa AG	7,852	108,503
Deutsche Post AG	33,705	559,873
Deutsche Telekom AG	110,609	1,243,882
E.ON AG	70,294	1,502,776
Fraport AG Frankfurt Airport Services Worldwide	1,242	74,368
Fresenius Medical Care AG & Co. KGaA	8,314	594,352
Fresenius SE	4,300	436,099
GEA Group AG	6,602	212,035
Hannover Rueckversicherungs AG	2,488	132,396
HeidelbergCement Finance AG	5,229	256,986
Henkel AG & Co. KGaA	5,173	268,747
Hochtief AG	1,844	118,905
Infineon Technologies AG	42,310	386,047
K&S AG	6,627	315,984
Kabel Deutschland Holding AG (a)	3,584	186,851
Lanxess AG	3,196	208,153
Linde AG	6,646	1,054,417
MAN SE	2,338	245,740
Merck KGaA	2,631	274,471
Metro AG	4,972	191,257
Munich Re Group	7,065	920,370
Common Stocks - continued
	Shares	Value
Germany - continued
RWE AG	18,738	$ 716,625
Salzgitter AG	1,773	105,909
SAP AG	35,994	2,176,094
Siemens AG	32,058	3,027,208
Suedzucker AG (Bearer)	2,789	82,405
Thyssenkrupp AG	15,122	428,607
United Internet AG	3,622	67,650
Volkswagen AG	1,132	182,854
Wacker Chemie AG	527	48,299
TOTAL GERMANY		29,895,961
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	7,801	144,887
Greek Organization of Football Prognostics SA	9,633	98,780
Hellenic Telecommunications Organization SA	6,993	25,885
National Bank of Greece SA (a)	30,387	109,072
TOTAL GREECE		378,624
Hong Kong - 2.6%
AIA Group Ltd.	326,800	1,091,405
Bank of East Asia Ltd.	59,640	243,397
Beijing Enterprises Holdings Ltd.	21,000	121,853
BOC Hong Kong (Holdings) Ltd.	140,500	371,394
Cathay Pacific Airways Ltd.	41,000	81,204
Cheung Kong Holdings Ltd.	54,000	726,940
China Agri-Industries Holding Ltd.	60,000	48,664
China Everbright Ltd.	36,000	58,954
China Insurance International Holdings Co. Ltd. (a)	23,600	43,577
China Merchant Holdings International Co. Ltd.	44,872	149,279
China Mobile Ltd.	234,500	2,396,559
China Overseas Land & Investment Ltd.	168,000	313,243
China Resources Enterprise Ltd.	48,000	165,565
China Resources Power Holdings Co. Ltd.	68,000	132,751
China Unicom Ltd.	230,000	423,323
Citic Pacific Ltd.	58,000	111,135
CLP Holdings Ltd.	74,500	610,006
CNOOC Ltd.	699,000	1,424,013
Dah Chong Hong Holdings Ltd.	38,000	48,264
Far East Horizon Ltd.	57,000	54,756
Fosun International Ltd.	60,500	36,822
Franshion Properties China Ltd.	88,000	21,446
Fushan International Energy Group Ltd.	108,000	43,449
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Galaxy Entertainment Group Ltd. (a)	45,000	$ 98,179
Guangdong Investment Ltd.	84,000	48,633
Hang Lung Group Ltd.	33,000	209,568
Hang Lung Properties Ltd.	100,000	343,638
Hang Seng Bank Ltd.	29,000	374,314
Henderson Land Development Co. Ltd.	42,036	228,196
HKT Trust / HKT Ltd. unit	2,500	1,602
Hong Kong & China Gas Co. Ltd.	182,750	433,590
Hong Kong Exchanges and Clearing Ltd.	39,600	687,297
Hopewell Holdings Ltd.	19,500	50,917
Hutchison Whampoa Ltd.	83,000	789,304
Hysan Development Co. Ltd.	21,246	83,557
Lenovo Group Ltd.	274,000	219,405
Link (REIT)	89,306	325,314
Minmetals Resources Ltd. (a)	32,000	15,143
MTR Corp. Ltd.	57,965	193,210
New World Development Co. Ltd.	148,345	162,591
PCCW Ltd.	194,000	61,288
Poly (Hong Kong) Investments Ltd.	121,000	60,225
Power Assets Holdings Ltd.	53,500	385,974
Shanghai Industrial Holdings Ltd.	19,000	60,636
Sino Land Ltd.	117,170	195,201
Sino-Ocean Land Holdings Ltd.	108,000	55,565
SJM Holdings Ltd.	58,000	103,806
Sun Art Retail Group Ltd. (a)	63,000	76,686
Sun Hung Kai Properties Ltd.	57,313	793,710
Swire Pacific Ltd. (A Shares)	28,000	311,402
Wharf Holdings Ltd.	61,000	346,875
Wheelock and Co. Ltd.	32,000	102,124
Wing Hang Bank Ltd.	5,543	51,104
Yuexiu Property Co. Ltd.	136,000	23,324
TOTAL HONG KONG		15,610,377
Hungary - 0.1%
Magyar Telekom PLC	27,383	65,114
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	1,959	163,693
OTP Bank PLC	8,322	148,434
Richter Gedeon PLC	477	78,444
TOTAL HUNGARY		455,685
India - 1.6%
ABB Ltd. India	4	66
Common Stocks - continued
	Shares	Value
India - continued
ACC Ltd.	1,395	$ 33,616
Adani Enterprises Ltd.	7,440	62,492
Aditya Birla Nuvo Ltd.	1,956	32,325
Ambuja Cements Ltd.	20,868	67,832
Asian Paints India Ltd.	1,016	61,461
Axis Bank Ltd.	9,123	198,075
Bajaj Auto Ltd.	2,902	93,850
Bank of India	2,300	16,009
Bharat Heavy Electricals Ltd.	27,670	140,040
Bharat Petroleum Corp. Ltd.	2,206	25,491
Bharti Airtel Ltd.	22,613	167,011
Canara Bank	2,000	18,988
Cipla Ltd.	15,419	109,068
Coal India Ltd.	21,185	139,993
Dabur India Ltd.	17,296	32,905
DLF Ltd.	19,313	84,269
Dr. Reddy's Laboratories Ltd.	4,119	140,469
GAIL India Ltd.	12,837	96,780
GMR Infrastructure Ltd. (a)	45,888	27,154
HCL Technologies Ltd.	5,685	50,248
HDFC Bank Ltd.	59,210	585,162
Hero Motocorp Ltd.	2,731	102,726
Hindalco Industries Ltd.	36,147	107,021
Hindustan Unilever Ltd.	32,844	251,363
Housing Development Finance Corp. Ltd.	41,674	587,341
ICICI Bank Ltd.	17,985	326,303
Idea Cellular Ltd. (a)	26,342	50,726
Indiabulls Wholesale Services Ltd.	510	59
IndusInd Bank Ltd.	3,212	19,608
Infosys Ltd.	16,794	922,528
Infrastructure Development Finance Co. Ltd.	31,922	85,809
ITC Ltd.	87,736	361,381
Jaiprakash Associates Ltd.	34,617	48,834
Jindal Steel & Power Ltd.	14,818	162,126
JSW Steel Ltd.	3,154	44,557
Kotak Mahindra Bank Ltd.	9,236	92,957
Larsen & Toubro Ltd.	7,872	208,394
LIC Housing Finance Ltd.	10,141	51,406
Lupin Ltd.	5,233	50,200
Mahindra & Mahindra Ltd.	11,948	162,588
Maruti Suzuki India Ltd.	2,300	55,123
Mundra Port and SEZ Ltd.	14,651	43,274
Common Stocks - continued
	Shares	Value
India - continued
NTPC Ltd.	26,708	$ 92,883
Oil & Natural Gas Corp. Ltd.	30,025	167,392
Piramal Healthcare Ltd.	964	7,982
Power Finance Corp. Ltd.	15,566	53,411
Power Grid Corp. of India Ltd.	48,293	101,531
Ranbaxy Laboratories Ltd.	4,641	42,136
Reliance Capital Ltd.	2,388	17,357
Reliance Communication Ltd.	16,737	33,548
Reliance Industries Ltd.	50,920	840,285
Reliance Infrastructure Ltd.	2,614	28,289
Reliance Power Ltd. (a)	30,444	62,191
Rural Electrification Corp. Ltd.	8,595	33,068
Satyam Computer Services Ltd. (a)	18,436	27,348
Sesa Goa Ltd.	9,912	43,630
Shriram Transport Finance Co. Ltd.	4,283	50,425
Siemens India Ltd.	2,535	37,438
State Bank of India	4,906	204,266
Sterlite Industries (India) Ltd.	42,804	99,023
Sun Pharmaceutical Industries Ltd.	13,199	146,211
Suzlon Energy Ltd. (a)	25,401	14,364
Tata Consultancy Services Ltd.	18,095	413,830
Tata Motors Ltd.	65,161	320,771
Tata Power Co. Ltd.	33,150	69,560
Tata Steel Ltd.	16,307	148,464
Titan Industries Ltd.	8,410	34,479
Ultratech Cemco Ltd.	3,357	82,357
Unitech Ltd.	37,874	19,926
United Phosphorous Ltd.	7,795	23,236
United Spirits Ltd.	2,532	34,167
Wipro Ltd.	22,696	189,485
Zee Entertainment Enterprises Ltd.	17,545	45,320
TOTAL INDIA		9,402,001
Indonesia - 0.7%
PT Adaro Energy Tbk	618,500	125,902
PT Aneka Tambang Tbk	114,500	23,944
PT Astra Agro Lestari Tbk	10,000	22,914
PT Astra International Tbk	79,000	693,339
PT Bank Central Asia Tbk	485,000	431,592
PT Bank Danamon Indonesia Tbk Series A	100,713	50,693
PT Bank Mandiri (Persero) Tbk	383,500	285,813
PT Bank Negara Indonesia (Persero) Tbk	293,489	118,343
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Rakyat Indonesia Tbk	406,000	$ 309,356
PT Bumi Resources Tbk	602,000	170,757
PT Charoen Pokphand Indonesia Tbk	232,500	64,655
PT Gudang Garam Tbk	22,500	142,659
PT Indo Tambangraya Megah Tbk	16,000	65,317
PT Indocement Tunggal Prakarsa Tbk	61,000	115,011
PT Indofood Sukses Makmur Tbk	156,000	83,293
PT Indosat Tbk	54,500	33,040
PT International Nickel Indonesia Tbk	58,500	26,029
PT Kalbe Farma Tbk	158,000	61,952
PT Perusahaan Gas Negara Tbk Series B	504,500	189,398
PT Semen Gresik (Persero) Tbk	144,500	181,630
PT Tambang Batubbara Bukit Asam Tbk	27,000	60,517
PT Telkomunikasi Indonesia Tbk Series B	380,000	289,697
PT Unilever Indonesia Tbk	60,000	130,812
PT United Tractors Tbk	74,712	235,605
PT XL Axiata Tbk	70,000	34,844
TOTAL INDONESIA		3,947,112
Ireland - 0.2%
CRH PLC	28,165	559,609
Elan Corp. PLC (a)	18,800	255,131
James Hardie Industries NV CDI	18,191	136,919
Kerry Group PLC Class A	5,460	200,566
Ryanair Holdings PLC (a)	5,111	28,081
Ryanair Holdings PLC sponsored ADR (a)	1,650	55,341
TOTAL IRELAND		1,235,647
Isle of Man - 0.0%
Genting Singapore PLC (a)	227,000	294,161
Israel - 0.4%
Bank Hapoalim BM (Reg.)	40,014	139,461
Bank Leumi le-Israel BM	44,788	146,171
Bezeq Israeli Telecommunication Corp. Ltd.	71,407	123,770
Cellcom Israel Ltd.	1,757	25,547
Cellcom Israel Ltd. (Israel)	1,181	17,162
Delek Group Ltd.	121	25,827
Elbit Systems Ltd.	154	6,353
Elbit Systems Ltd. (Israel)	511	21,290
Israel Chemicals Ltd.	17,163	179,684
Israel Corp. Ltd. (Class A)	87	53,023
Israel Discount Bank Ltd. (Class A) (a)	31,143	44,831
Common Stocks - continued
	Shares	Value
Israel - continued
Mizrahi Tefahot Bank Ltd.	5,106	$ 44,674
NICE Systems Ltd. (a)	979	35,090
NICE Systems Ltd. sponsored ADR (a)	1,150	41,354
Partner Communications Co. Ltd.	3,790	31,201
Teva Pharmaceutical Industries Ltd.	24,477	1,104,369
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,283	554,332
TOTAL ISRAEL		2,594,139
Italy - 1.5%
A2A SpA	56,188	53,465
Assicurazioni Generali SpA	44,735	698,038
Atlantia SpA	12,269	190,962
Autogrill SpA	3,836	42,020
Banca Carige SpA	22,623	44,710
Banca Monte dei Paschi di Siena SpA	222,944	84,593
Banco Popolare Societa Cooperativa (e)	79,322	119,623
Enel Green Power SpA	70,888	141,117
Enel SpA	254,544	1,040,742
ENI SpA	93,802	2,078,199
EXOR SpA	3,096	71,472
Fiat Industrial SpA (a)	31,280	306,436
Fiat SpA	30,033	180,146
Finmeccanica SpA	13,354	60,084
Intesa Sanpaolo SpA	398,881	761,706
Intesa Sanpaolo SpA (Risparmio Shares)	26,555	39,699
Luxottica Group SpA	4,677	153,819
Mediaset SpA	32,576	96,208
Mediobanca SpA	20,882	122,743
Pirelli & C SpA	8,066	74,588
Prysmian SpA	8,731	131,098
Saipem SpA	10,182	476,502
Snam Rete Gas SpA	59,623	268,733
Telecom Italia SpA	366,053	372,999
Terna SpA	44,583	163,391
UniCredit SpA	156,609	776,331
Unione di Banche Italiane SCPA	34,632	159,083
TOTAL ITALY		8,708,507
Japan - 14.2%
ABC-Mart, Inc.	800	28,629
Advantest Corp.	7,300	83,792
Aeon Co. Ltd.	24,400	321,684
Common Stocks - continued
	Shares	Value
Japan - continued
Aeon Credit Service Co. Ltd.	3,000	$ 45,927
Aeon Mall Co. Ltd.	2,300	50,870
Air Water, Inc.	5,000	65,853
Aisin Seiki Co. Ltd.	7,300	230,597
Ajinomoto Co., Inc.	26,000	313,787
Alfresa Holdings Corp.	1,300	56,959
All Nippon Airways Ltd.	29,000	84,455
Amada Co. Ltd.	12,000	82,959
Aozora Bank Ltd.	27,000	75,089
Asahi Glass Co. Ltd.	39,000	317,710
Asahi Group Holdings	15,200	335,983
Asahi Kasei Corp.	52,000	328,794
Asics Corp.	5,000	56,671
Astellas Pharma, Inc.	17,100	702,125
Bank of Kyoto Ltd.	14,000	120,661
Bank of Yokohama Ltd.	47,000	217,644
Benesse Holdings, Inc.	2,800	130,395
Bridgestone Corp.	25,700	585,945
Brother Industries Ltd.	10,100	136,071
Canon, Inc.	44,100	1,892,758
Casio Computer Co. Ltd.	8,800	51,717
Central Japan Railway Co.	59	506,953
Chiba Bank Ltd.	30,000	185,754
Chiyoda Corp.	6,000	69,972
Chubu Electric Power Co., Inc.	26,800	492,898
Chugai Pharmaceutical Co. Ltd.	8,900	141,387
Chugoku Electric Power Co., Inc.(THE)	11,600	212,126
Citizen Holdings Co. Ltd.	9,000	54,664
Coca-Cola West Co. Ltd.	1,800	30,933
Cosmo Oil Co. Ltd.	19,000	55,333
Credit Saison Co. Ltd.	6,300	128,182
Dai Nippon Printing Co. Ltd.	23,000	247,409
Dai-ichi Mutual Life Insurance Co.	344	361,013
Daicel Chemical Industries Ltd.	10,000	62,705
Daido Steel Co. Ltd.	9,000	58,914
Daihatsu Motor Co. Ltd.	8,000	154,270
Daiichi Sankyo Kabushiki Kaisha	26,200	498,704
Daikin Industries Ltd.	9,600	278,316
Dainippon Sumitomo Pharma Co. Ltd.	5,600	64,573
Daito Trust Construction Co. Ltd.	2,700	254,309
Daiwa House Industry Co. Ltd.	18,000	227,391
Daiwa Securities Group, Inc.	62,000	222,852
Common Stocks - continued
	Shares	Value
Japan - continued
DeNA Co. Ltd.	4,000	$ 101,220
Denki Kagaku Kogyo KK	27,000	106,612
Denso Corp.	18,600	552,656
Dentsu, Inc.	7,700	257,273
East Japan Railway Co.	12,900	835,124
Eisai Co. Ltd.	9,700	401,463
Electric Power Development Co. Ltd.	5,600	148,687
Elpida Memory, Inc. (a)	8,800	37,287
FamilyMart Co. Ltd.	2,200	89,033
Fanuc Corp.	7,400	1,243,526
Fast Retailing Co. Ltd.	2,100	417,355
Fuji Electric Co. Ltd.	21,000	55,372
Fuji Heavy Industries Ltd.	24,000	163,085
Fujifilm Holdings Corp.	17,800	421,941
Fujitsu Ltd.	72,000	384,416
Fukuoka Financial Group, Inc.	32,000	136,429
Furukawa Electric Co. Ltd.	22,000	58,586
GREE, Inc.	3,200	92,352
GS Yuasa Corp.	12,000	70,681
Gunma Bank Ltd.	13,000	70,773
Hakuhodo DY Holdings, Inc.	850	52,128
Hamamatsu Photonics KK	2,200	79,076
Hino Motors Ltd.	9,000	57,733
Hirose Electric Co. Ltd.	1,400	134,435
Hiroshima Bank Ltd.	22,000	103,319
Hisamitsu Pharmaceutical Co., Inc.	2,700	117,060
Hitachi Chemical Co. Ltd.	4,800	84,502
Hitachi Construction Machinery Co. Ltd.	4,000	79,234
Hitachi High-Technologies Corp.	3,200	70,062
Hitachi Ltd.	175,000	973,369
Hitachi Metals Ltd.	5,000	57,392
Hokkaido Electric Power Co., Inc.	8,000	113,971
Hokuhoku Financial Group, Inc.	42,000	83,747
Hokuriku Electric Power Co., Inc.	6,800	131,932
Honda Motor Co. Ltd.	63,200	2,180,848
Hoya Corp.	17,400	368,863
Ibiden Co. Ltd.	5,100	104,034
Idemitsu Kosan Co. Ltd.	800	86,580
INPEX Corp.	84	573,003
Isetan Mitsukoshi Holdings Ltd.	14,800	166,774
Ishikawajima-Harima Heavy Industries Co. Ltd.	56,000	146,924
Isuzu Motors Ltd.	45,000	227,863
Common Stocks - continued
	Shares	Value
Japan - continued
Itochu Corp.	59,700	$ 649,237
ITOCHU Techno-Solutions Corp.	1,100	50,866
Iyo Bank Ltd.	11,000	105,628
J Front Retailing Co. Ltd.	22,000	108,225
Japan Petroleum Exploration Co. Ltd.	800	35,367
Japan Prime Realty Investment Corp.	24	57,269
Japan Real Estate Investment Corp.	20	174,997
Japan Retail Fund Investment Corp.	65	94,221
Japan Steel Works Ltd.	15,000	121,212
Japan Tobacco, Inc.	173	851,043
JFE Holdings, Inc.	18,000	321,133
JGC Corp.	8,000	220,281
Joyo Bank Ltd.	27,000	119,362
JS Group Corp.	10,300	212,945
JSR Corp.	7,500	153,286
JTEKT Corp.	9,500	101,692
Jupiter Telecommunications Co.	61	60,736
JX Holdings, Inc.	86,710	523,240
Kajima Corp.	29,000	98,150
Kamigumi Co. Ltd.	13,000	114,430
Kaneka Corp.	10,000	55,884
Kansai Electric Power Co., Inc.	30,300	487,710
Kansai Paint Co. Ltd.	10,000	94,320
Kao Corp.	20,900	549,986
Kawasaki Heavy Industries Ltd.	57,000	167,493
Kawasaki Kisen Kaisha Ltd.	25,000	47,226
KDDI Corp.	112	709,642
Keihin Electric Express Railway Co. Ltd.	19,000	173,974
Keio Corp.	23,000	169,566
Keisei Electric Railway Co.	9,000	67,769
Keyence Corp.	1,600	398,583
Kikkoman Corp.	6,000	69,579
Kinden Corp.	4,000	35,052
Kintetsu Corp. (e)	67,000	269,828
Kirin Holdings Co. Ltd.	31,000	379,824
Kobe Steel Ltd.	115,000	188,574
Koito Manufacturing Co. Ltd.	4,000	64,489
Komatsu Ltd.	37,200	1,048,705
Konami Corp.	4,000	105,470
Konica Minolta Holdings, Inc.	19,000	138,331
Kubota Corp.	45,000	406,139
Kuraray Co. Ltd.	13,500	196,045
Common Stocks - continued
	Shares	Value
Japan - continued
Kurita Water Industries Ltd.	4,800	$ 130,342
Kyocera Corp.	5,900	503,083
Kyowa Hakko Kirin Co., Ltd.	9,000	110,862
Kyushu Electric Power Co., Inc.	15,600	224,085
Lawson, Inc.	2,300	139,696
Mabuchi Motor Co. Ltd.	800	34,265
Makita Corp.	4,500	169,835
Marubeni Corp.	61,000	420,910
Marui Group Co. Ltd.	7,900	63,527
Maruichi Steel Tube Ltd.	1,500	35,045
Mazda Motor Corp. (a)	67,000	110,744
McDonald's Holdings Co. (Japan) Ltd.	2,200	59,711
Medipal Holdings Corp.	6,900	75,218
Meiji Holdings Co. Ltd.	3,300	144,372
Miraca Holdings, Inc.	2,400	89,823
Mitsubishi Chemical Holdings Corp.	51,000	286,344
Mitsubishi Corp.	54,300	1,238,721
Mitsubishi Electric Corp.	75,000	672,963
Mitsubishi Estate Co. Ltd.	49,000	782,277
Mitsubishi Gas Chemical Co., Inc.	14,000	78,972
Mitsubishi Heavy Industries Ltd.	118,000	540,234
Mitsubishi Logistics Corp.	4,000	46,176
Mitsubishi Materials Corp.	49,000	152,984
Mitsubishi Motors Corp. of Japan (a)	150,000	181,031
Mitsubishi Tanabe Pharma Corp.	9,000	126,800
Mitsubishi UFJ Financial Group, Inc.	494,900	2,286,336
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,590	108,384
Mitsui & Co. Ltd.	67,500	1,145,809
Mitsui Chemicals, Inc.	34,000	107,490
Mitsui Fudosan Co. Ltd.	33,000	542,424
Mitsui OSK Lines Ltd.	45,000	170,012
Mizuho Financial Group, Inc.	884,160	1,338,790
MS&AD Insurance Group Holdings, Inc.	21,890	448,827
Murata Manufacturing Co. Ltd.	8,000	458,087
Nabtesco Corp.	3,400	72,255
Namco Bandai Holdings, Inc.	7,000	99,633
NEC Corp. (a)	102,000	203,385
NGK Insulators Ltd.	10,000	128,296
NGK Spark Plug Co. Ltd.	5,000	61,721
NHK Spring Co. Ltd.	6,000	57,536
Nidec Corp.	4,200	402,204
Nikon Corp.	12,700	310,878
Common Stocks - continued
	Shares	Value
Japan - continued
Nintendo Co. Ltd.	3,900	$ 529,004
Nippon Building Fund, Inc.	21	188,430
Nippon Electric Glass Co. Ltd.	17,000	148,078
Nippon Express Co. Ltd.	35,000	140,037
Nippon Meat Packers, Inc.	6,000	76,190
Nippon Paper Group, Inc.	3,400	72,790
Nippon Sheet Glass Co. Ltd.	30,000	60,606
Nippon Steel Corp.	200,000	490,620
Nippon Telegraph & Telephone Corp.	18,700	937,967
Nippon Yusen KK	64,000	162,036
Nishi-Nippon City Bank Ltd.	30,000	87,761
Nissan Motor Co. Ltd.	97,700	921,505
Nisshin Seifun Group, Inc.	8,500	102,807
Nisshin Steel Co. Ltd.	24,000	37,151
Nissin Food Holdings Co. Ltd.	2,000	76,190
Nitori Holdings Co. Ltd.	1,600	146,924
Nitto Denko Corp.	6,900	244,754
NKSJ Holdings, Inc.	14,200	308,850
NOK Corp.	3,600	67,249
Nomura Holdings, Inc.	141,000	519,755
Nomura Real Estate Holdings, Inc.	4,800	74,490
Nomura Real Estate Office Fund, Inc.	10	53,457
Nomura Research Institute Ltd.	4,400	100,144
NSK Ltd.	18,000	133,884
NTN Corp.	17,000	70,025
NTT Data Corp.	53	173,677
NTT DoCoMo, Inc.	591	1,050,803
NTT Urban Development Co.	67	49,044
Obayashi Corp.	27,000	130,342
Odakyu Electric Railway Co. Ltd.	24,000	238,331
Oji Paper Co. Ltd.	34,000	174,839
Olympus Corp.	9,100	153,398
Omron Corp.	7,900	159,285
Ono Pharmaceutical Co. Ltd.	3,300	186,147
Oracle Corp. Japan	1,500	52,499
Oriental Land Co. Ltd.	2,000	212,515
ORIX Corp.	4,040	377,872
Osaka Gas Co. Ltd.	68,000	272,963
Otsuka Corp.	500	35,813
Otsuka Holdings Co. Ltd.	10,100	285,922
Panasonic Corp.	84,700	685,609
Rakuten, Inc.	288	290,531
Common Stocks - continued
	Shares	Value
Japan - continued
Resona Holdings, Inc.	75,400	$ 335,309
Ricoh Co. Ltd.	25,000	210,875
Rinnai Corp.	1,400	97,153
ROHM Co. Ltd.	3,700	183,471
Sankyo Co. Ltd. (Gunma)	2,300	112,390
Sanrio Co. Ltd.	2,000	89,597
Santen Pharmaceutical Co. Ltd.	3,100	126,879
SBI Holdings, Inc. Japan	797	60,222
Secom Co. Ltd.	8,400	392,837
Sega Sammy Holdings, Inc.	8,200	177,489
Seiko Epson Corp.	5,800	73,955
Sekisui Chemical Co. Ltd.	17,000	148,970
Sekisui House Ltd.	25,000	234,816
Seven & i Holdings Co., Ltd.	29,800	838,919
Seven Bank Ltd.	18,000	37,780
Sharp Corp.	38,000	327,010
Shikoku Electric Power Co., Inc.	7,100	205,744
Shimadzu Corp.	10,000	87,105
Shimamura Co. Ltd.	1,000	103,109
SHIMANO, Inc.	3,100	153,109
SHIMIZU Corp.	21,000	96,143
Shin-Etsu Chemical Co., Ltd.	16,100	836,364
Shinsei Bank Ltd.	65,000	73,331
Shionogi & Co. Ltd.	13,500	180,106
Shiseido Co. Ltd.	14,800	271,615
Shizuoka Bank Ltd.	24,000	246,202
Showa Denko KK	66,000	143,723
Showa Shell Sekiyu KK	5,800	39,793
SMC Corp.	2,100	364,463
SOFTBANK CORP.	34,200	952,468
Sojitz Corp.	43,100	74,067
Sony Corp.	40,000	731,244
Sony Financial Holdings, Inc.	7,700	127,980
Square Enix Holdings Co. Ltd.	2,000	40,273
Stanley Electric Co. Ltd.	5,100	78,343
Sumco Corp. (a)	3,500	29,982
Sumitomo Chemical Co. Ltd.	59,000	237,610
Sumitomo Corp.	44,900	644,963
Sumitomo Electric Industries Ltd.	29,500	355,254
Sumitomo Heavy Industries Ltd.	24,000	153,640
Sumitomo Metal Industries Ltd.	127,000	226,577
Sumitomo Metal Mining Co. Ltd.	20,000	288,338
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	52,100	$ 1,665,954
Sumitomo Mitsui Trust Holdings, Inc.	124,250	387,925
Sumitomo Realty & Development Co. Ltd.	15,000	284,927
Sumitomo Rubber Industries Ltd.	5,900	70,122
Suzuken Co. Ltd.	2,600	75,821
Suzuki Motor Corp.	13,600	310,072
Sysmex Corp.	2,400	79,213
T&D Holdings, Inc.	22,100	224,682
Taisei Corp.	36,000	99,646
Taisho Pharmaceutical Holdings Co. Ltd. (a)	1,200	105,470
Taiyo Nippon Sanso Corp.	15,000	104,486
Takashimaya Co. Ltd.	9,000	70,012
Takeda Pharmaceutical Co. Ltd.	30,600	1,328,690
TDK Corp.	4,800	228,886
Teijin Ltd.	40,000	129,608
Terumo Corp.	6,800	326,040
The Chugoku Bank Ltd.	8,000	109,143
The Hachijuni Bank Ltd.	18,000	105,549
The Suruga Bank Ltd.	6,000	53,365
THK Co. Ltd.	5,400	116,033
Tobu Railway Co. Ltd.	39,000	204,132
Toho Co. Ltd.	3,900	67,737
Toho Gas Co. Ltd.	14,000	90,725
Tohoku Electric Power Co., Inc.	17,900	168,833
Tokio Marine Holdings, Inc.	28,200	706,202
Tokyo Electric Power Co. (a)	57,700	158,196
Tokyo Electron Ltd.	6,700	381,451
Tokyo Gas Co. Ltd.	98,000	452,525
Tokyu Corp.	43,000	211,531
Tokyu Land Corp.	14,000	58,219
TonenGeneral Sekiyu KK	11,000	104,906
Toppan Printing Co. Ltd.	23,000	184,048
Toray Industries, Inc.	56,000	420,202
Toshiba Corp.	155,000	656,762
Tosoh Corp.	16,000	45,127
Toto Ltd.	10,000	81,464
Toyo Seikan Kaisha Ltd.	5,300	78,495
Toyo Suisan Kaisha Ltd.	3,000	73,869
Toyoda Gosei Co. Ltd.	2,500	40,601
Toyota Boshoku Corp.	1,600	17,274
Toyota Industries Corp.	6,900	197,867
Toyota Motor Corp.	107,400	3,960,663
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Tsusho Corp.	8,800	$ 166,811
Trend Micro, Inc.	4,200	133,444
Tsumura & Co.	2,100	62,562
Ube Industries Ltd.	43,000	123,534
Unicharm Corp.	4,700	246,930
Ushio, Inc.	6,300	91,818
USS Co. Ltd.	780	74,490
West Japan Railway Co.	6,400	271,179
Yahoo! Japan Corp.	626	191,175
Yakult Honsha Co. Ltd.	3,900	119,512
Yamada Denki Co. Ltd.	3,060	195,089
Yamaguchi Financial Group, Inc.	8,000	76,610
Yamaha Corp.	5,100	46,966
Yamaha Motor Co. Ltd. (a)	11,300	149,421
Yamato Holdings Co. Ltd.	16,200	267,981
Yamato Kogyo Co. Ltd.	1,600	50,311
Yamazaki Baking Co. Ltd.	4,000	52,945
Yaskawa Electric Corp.	10,000	88,285
Yokogawa Electric Corp. (a)	7,000	69,146
TOTAL JAPAN		83,804,243
Korea (South) - 3.4%
Amorepacific Corp.	112	99,809
BS Financial Group, Inc. (a)	6,770	76,845
Celltrion, Inc.	3,043	101,725
Cheil Industries, Inc.	1,953	174,738
CJ CheilJedang Corp.	353	96,793
CJ Corp.	700	48,297
Daelim Industrial Co.	1,274	122,493
Daewoo Engineering & Construction Co. Ltd. (a)	5,670	59,816
Daewoo International Corp.	1,062	28,506
Daewoo Securities Co. Ltd.	7,033	82,335
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,300	81,820
DGB Financial Group Co. Ltd. (a)	4,620	61,490
Dongbu Insurance Co. Ltd.	1,887	80,636
Dongkuk Steel Mill Co. Ltd.	1,070	22,529
Doosan Co. Ltd.	382	52,032
Doosan Heavy Industries & Construction Co. Ltd.	1,464	87,976
Doosan Infracore Co. Ltd. (a)	3,270	55,312
E-Mart Co. Ltd. (a)	790	190,948
GS Engineering & Construction Corp.	1,466	130,121
GS Holdings Corp.	2,221	123,184
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hana Financial Group, Inc.	8,890	$ 303,914
Hanjin Shipping Holdings Co. Ltd.	12	91
Hankook Tire Co. Ltd.	3,700	147,735
Hanwha Chemical Corp.	2,830	72,938
Hanwha Corp.	1,560	50,483
Honam Petrochemical Corp.	566	184,675
Hynix Semiconductor, Inc.	19,860	474,724
Hyosung Corp.	816	45,476
Hyundai Department Store Co. Ltd.	507	82,599
Hyundai Engineering & Construction Co. Ltd.	2,639	168,217
Hyundai Fire & Marine Insurance Co. Ltd.	2,100	61,695
Hyundai Glovis Co. Ltd.	543	93,057
Hyundai Heavy Industries Co. Ltd.	1,613	447,312
Hyundai Hysco Co. Ltd.	1,140	39,987
Hyundai Industrial Development & Construction Co.	2,200	44,460
Hyundai Merchant Marine Co. Ltd.	1,800	46,231
Hyundai Mipo Dockyard Co. Ltd.	312	34,998
Hyundai Mobis	2,626	647,578
Hyundai Motor Co.	5,984	1,177,339
Hyundai Securities Co. Ltd.	6,550	62,102
Hyundai Steel Co.	2,224	214,824
Hyundai Wia Corp.	435	49,957
Industrial Bank of Korea	5,730	64,530
Kangwon Land, Inc.	3,530	82,808
KB Financial Group, Inc.	13,963	529,365
KB Financial Group, Inc. ADR	362	13,720
KCC Corp.	129	34,798
Kia Motors Corp.	9,474	569,318
Korea Aerospace Industries Ltd.	1,500	42,733
Korea Electric Power Corp. (a)	10,500	260,947
Korea Electric Power Corp. sponsored ADR (a)	520	6,412
Korea Exchange Bank	9,580	67,462
Korea Gas Corp.	823	32,531
Korea Investment Holdings Co. Ltd.	1,480	53,758
Korea Kumho Petrochemical Co.	365	54,591
Korea Life Insurance Co. Ltd.	9,780	66,955
Korea Zinc Co. Ltd.	381	130,079
Korean Air Lines Co. Ltd.	2,227	100,915
KP Chemical Corp.	1,070	15,718
KT Corp.	900	26,739
KT Corp. sponsored ADR	3,220	47,946
KT&G Corp.	4,434	310,267
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Chemical Ltd.	1,787	$ 594,996
LG Corp.	3,685	230,955
LG Display Co. Ltd.	8,900	231,665
LG Display Co. Ltd. sponsored ADR	460	5,929
LG Electronics, Inc.	4,001	294,572
LG Household & Health Care Ltd.	377	160,431
LG Innotek Co. Ltd.	229	18,348
LG Telecom Ltd.	10,648	59,816
Lotte Confectionery Co. Ltd.	21	31,782
Lotte Shopping Co. Ltd.	482	164,562
LS Cable Ltd.	548	41,468
LS Industrial Systems Ltd.	371	21,667
Mando Corp.	544	88,143
Mirae Asset Securities Co. Ltd.	566	18,971
NCsoft Corp.	594	155,736
NHN Corp. (a)	1,658	312,924
OCI Co. Ltd.	668	155,513
Orion Corp.	150	91,341
POSCO	2,428	893,464
POSCO sponsored ADR	336	30,831
S-Oil Corp.	1,696	184,206
S1 Corp.	624	31,665
Samsung C&T Corp.	5,084	313,658
Samsung Card Co. Ltd.	1,431	55,290
Samsung Electro-Mechanics Co. Ltd.	2,305	188,994
Samsung Electronics Co. Ltd.	4,074	4,015,009
Samsung Electronics Co. Ltd.:
GDR	474	233,445
GDR (f)	148	43,556
Samsung Engineering Co. Ltd.	1,110	211,967
Samsung Fire & Marine Insurance Co. Ltd.	1,403	271,666
Samsung Heavy Industries Ltd.	6,700	212,942
Samsung Life Insurance Co. Ltd.	1,726	128,766
Samsung SDI Co. Ltd.	1,376	170,888
Samsung Securities Co. Ltd.	2,362	128,902
Samsung Techwin Co. Ltd.	1,376	69,335
Shinhan Financial Group Co. Ltd.	16,466	655,993
Shinhan Financial Group Co. Ltd. sponsored ADR	225	17,811
Shinsegae Co. Ltd.	244	59,954
SK C&C Co. Ltd.	508	59,019
SK Energy Co. Ltd.	2,450	370,794
SK Holdings Co. Ltd.	1,063	132,962
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Networks Co. Ltd.	2,930	$ 28,693
SK Telecom Co. Ltd.	331	41,988
SK Telecom Co. Ltd. sponsored ADR	3,790	53,098
STX Pan Ocean Co. Ltd. (Korea)	2,670	17,043
Woongjin Coway Co. Ltd.	2,490	90,111
Woori Finance Holdings Co. Ltd.	14,990	148,130
Woori Investment & Securities Co. Ltd.	5,967	70,652
Yuhan Corp.	222	26,582
TOTAL KOREA (SOUTH)		20,375,622
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	33,983	698,065
Kernel Holding SA (a)	1,513	32,119
Millicom International Cellular SA (depositary receipt)	3,076	304,118
SES SA FDR (France) unit	11,231	265,147
Subsea 7 SA (a)	12,039	243,759
Tenaris SA	17,756	347,663
TOTAL LUXEMBOURG		1,890,871
Malaysia - 0.8%
AirAsia Bhd	39,500	46,104
AMMB Holdings Bhd	65,500	125,982
Axiata Group Bhd	99,400	152,621
Berjaya Group Bhd	109,600	34,233
Berjaya Sports Toto Bhd	20,900	30,098
British American Tobacco (Malaysia) Bhd	4,100	66,592
Bumi Armada Bhd	39,000	50,649
Bumiputra-Commerce Holdings Bhd	183,500	416,895
Bursa Malaysia Bhd	14,700	33,784
DiGi.com Bhd	124,300	161,837
Gamuda Bhd	74,975	91,207
Genting Bhd	81,200	296,875
Genting Malaysia Bhd	132,300	175,733
Genting Plantations Bhd	10,900	33,687
Hong Leong Bank Bhd	19,800	73,953
Hong Leong Credit Bhd	7,600	29,685
IJM Corp. Bhd	42,600	80,396
IOI Corp. Bhd	120,000	213,053
Kuala Lumpur Kepong Bhd	21,900	185,050
Lafarge Malayan Cement Bhd	12,700	27,893
Malayan Banking Bhd	129,048	347,918
Malaysia Airports Holdings Bhd	16,000	29,985
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysia Marine and Heavy Engineering Sdn Bhd	18,900	$ 33,307
Malaysian Plantations Bhd	46,800	60,779
Maxis Bhd	92,300	173,281
MISC Bhd	38,000	74,088
MMC Corp. Bhd	24,800	22,831
Parkson Holdings Bhd	16,371	30,411
Petronas Chemicals Group Bhd	94,800	207,896
Petronas Dagangan Bhd	7,300	43,202
Petronas Gas Bhd	23,500	121,151
PPB Group Bhd	20,500	114,177
Public Bank Bhd (For. Reg.)	41,500	185,293
RHB Capital Bhd	16,669	39,021
Sime Darby Bhd	101,800	305,919
SP Setia Bhd	57,150	74,221
Telekom Malaysia Bhd	36,900	58,234
Tenaga Nasional Bhd	106,025	209,157
UEM Land Holdings Bhd (a)	94,800	72,312
UMW Holdings Bhd	20,600	46,801
YTL Corp. Bhd	122,200	60,266
YTL Power International Bhd	81,800	49,755
TOTAL MALAYSIA		4,686,332
Mauritius - 0.0%
Golden Agri-Resources Ltd.	274,000	160,107
Mexico - 1.1%
Alfa SA de CV Series A	13,400	175,926
America Movil SAB de CV Series L	1,564,846	1,817,376
Cemex SA de CV unit	393,464	266,510
Coca-Cola FEMSA SAB de CV Series L	9,200	90,114
Compartamos SAB de CV	35,800	41,934
El Puerto de Liverpool SA Class C	7,200	54,717
Embotelladoras Arca SAB de CC	10,862	50,276
Fomento Economico Mexicano SAB de CV unit	76,000	532,445
Grupo Aeroportuario del Pacifico SA de CV Series B	17,000	63,703
Grupo Bimbo Sab de CV Series A	68,300	151,938
Grupo Carso SA de CV Series A1	18,000	53,781
Grupo Elektra SA de CV	2,915	255,102
Grupo Financiero Banorte SAB de CV Series O	63,200	251,806
Grupo Financiero Inbursa SAB de CV Series O	79,100	162,736
Grupo Mexico SA de CV Series B	148,323	472,290
Grupo Modelo SAB de CV Series C	25,200	156,173
Grupo Televisa SA de CV	95,000	374,790
Common Stocks - continued
	Shares	Value
Mexico - continued
Industrias Penoles SA de CV	5,825	$ 278,639
Kimberly-Clark de Mexico SA de CV Series A	21,700	123,080
Mexichem SAB de CV	25,700	88,852
Minera Frisco SAB de CV (a)	20,900	94,366
Urbi, Desarrollos Urbanos, SA de CV (a)	11,900	16,951
Wal-Mart de Mexico SA de CV Series V	243,200	751,264
TOTAL MEXICO		6,324,769
Morocco - 0.0%
Attijariwafa Bank	1,117	47,498
Douja Promotion Groupe Addoha SA	6,306	53,333
Maroc Telecom SA	6,732	110,670
TOTAL MOROCCO		211,501
Netherlands - 1.8%
AEGON NV (a)	65,381	317,606
Akzo Nobel NV	8,944	465,242
ASML Holding NV (Netherlands)	16,830	723,453
Corio NV	3,050	141,878
Delta Lloyd NV	3,472	63,531
European Aeronautic Defence and Space Co. EADS NV	16,121	541,475
Fugro NV (Certificaten Van Aandelen) unit	2,826	185,737
Heineken Holding NV (A Shares)	4,400	177,743
Heineken NV (Bearer)	9,758	450,788
ING Groep NV (Certificaten Van Aandelen) (a)	147,800	1,348,365
Koninklijke Ahold NV	44,244	586,212
Koninklijke Boskalis Westminster NV	2,413	93,483
Koninklijke KPN NV	58,256	638,522
Koninklijke Philips Electronics NV	38,811	786,048
QIAGEN NV (a)	8,114	132,394
Randstad Holding NV	4,711	160,637
Reed Elsevier NV	25,760	306,470
Royal DSM NV	6,149	315,470
SBM Offshore NV	6,713	113,836
STMicroelectronics NV	25,293	168,792
TNT Express NV	15,409	128,947
Unilever NV (Certificaten Van Aandelen) (Bearer)	64,015	2,133,166
Vopak NV	2,775	150,772
Wolters Kluwer NV (Certificaten Van Aandelen)	13,117	237,787
TOTAL NETHERLANDS		10,368,354
New Zealand - 0.1%
Auckland International Airport Ltd.	30,701	62,219
Common Stocks - continued
	Shares	Value
New Zealand - continued
Contact Energy Ltd.	9,220	$ 36,381
Fletcher Building Ltd.	27,439	147,684
Sky City Entertainment Group Ltd.	20,678	60,256
Telecom Corp. of New Zealand Ltd.	83,161	144,990
TOTAL NEW ZEALAND		451,530
Norway - 0.5%
Aker Solutions ASA	5,618	68,892
DnB NOR ASA	38,373	404,828
Gjensidige Forsikring ASA	6,694	77,409
Norsk Hydro ASA	42,729	225,756
Orkla ASA (A Shares)	28,833	233,666
StatoilHydro ASA	43,376	1,092,012
Telenor ASA	27,779	452,852
Yara International ASA	7,387	297,248
TOTAL NORWAY		2,852,663
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	7,299	313,127
Volcan Compania Minera SAA Class B	67,721	88,397
TOTAL PERU		401,524
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	71,500	69,699
Aboitiz Power Corp.	53,200	37,468
Alliance Global Group, Inc.	102,800	26,371
Ayala Land, Inc.	160,700	66,184
Banco de Oro Universal Bank	23,710	33,149
Bank of the Philippine Islands (BPI)	60,616	85,736
Globe Telecom, Inc.	1,250	33,961
International Container Terminal Services, Inc.	37,300	48,756
Jollibee Food Corp.	13,280	30,289
Manila Electric Co.	12,630	82,413
Metropolitan Bank & Trust Co.	31,637	55,962
Philippine Long Distance Telephone Co.	1,685	107,668
PNOC Energy Development Corp.	236,700	30,912
San Miguel Corp.	16,600	45,487
SM Investments Corp.	7,830	113,396
SM Prime Holdings, Inc.	193,400	73,968
Universal Robina Corp.	41,200	51,548
Yala Corp.	5,400	44,228
TOTAL PHILIPPINES		1,037,195
Common Stocks - continued
	Shares	Value
Poland - 0.3%
Asseco Poland SA	1,622	$ 23,530
Bank Handlowy w Warszawie SA	855	19,820
Bank Millennium SA	19,139	24,912
Bank Polska Kasa Opieki SA	4,588	224,086
BRE Bank SA (a)	753	68,842
Cyfrowy Polsat SA (a)	5,835	23,834
ENEA SA	3,100	17,341
Globe Trade Centre SA (a)	3,353	10,994
Grupa Lotos SA (a)	3,064	24,784
Jastrzebska Spolka Weglowa SA (a)	1,600	52,561
KGHM Polska Miedz SA (Bearer)	6,032	260,965
Polish Oil & Gas Co.	64,512	77,772
Polska Grupa Energetyczna SA	26,490	168,213
Polski Koncern Naftowy Orlen SA (a)	12,897	146,766
Powszechna Kasa Oszczednosci Bank SA	23,120	249,704
Powszechny Zaklad Ubezpieczen SA	2,131	220,645
Synthos SA	13,871	22,225
Tauron Polska Energia SA	40,947	68,525
Telekomunikacja Polska SA	29,247	156,806
TVN SA	4,824	16,819
TOTAL POLAND		1,879,144
Portugal - 0.1%
Banco Espirito Santo SA (Reg.)	19,627	32,423
Cimpor-Cimentos de Portugal SGPS SA	7,305	49,206
Energias de Portugal SA	72,669	212,051
Galp Energia SGPS SA Class B	8,934	144,137
Jeronimo Martins SGPS SA (a)	9,648	161,083
Portugal Telecom SGPS SA (Reg.)	30,232	150,290
TOTAL PORTUGAL		749,190
Russia - 1.5%
Federal Grid Co. Unified Energy System JSC (a)	9,282,410	96,841
Gazprom OAO	40,634	246,711
Gazprom OAO sponsored ADR (Reg. S)	188,334	2,278,841
Inter Rao Ues JSC (a)	46,847,000	50,852
Interregional Distribution Grid Companies Holding JSC (a)	500,000	45,631
LSR Group OJSC GDR (Reg. S)	4,100	19,545
Lukoil Oil Co. (a)	665	38,871
Lukoil Oil Co. sponsored ADR (United Kingdom)	19,409	1,136,397
Magnit OJSC GDR (Reg. S)	8,847	227,279
Mechel Steel Group OAO sponsored ADR	4,594	50,947
Common Stocks - continued
	Shares	Value
Russia - continued
Mobile TeleSystems OJSC sponsored ADR	20,386	$ 341,669
Norilsk Nickel OJSC (a)	279	53,695
Norilsk Nickel OJSC ADR	15,338	294,643
NOVATEK OAO GDR	3,546	477,646
Novolipetsk Steel OJSC GDR (Reg. S)	2,352	57,953
Rosneft Oil Co. OJSC	1,806	13,421
Rosneft Oil Co. OJSC GDR (Reg. S)	59,199	436,297
Rostelecom sponsored ADR	8,057	233,653
RusHydro JSC	144,700	5,490
RusHydro JSC sponsored ADR	45,566	176,796
Sberbank (Savings Bank of the Russian Federation)	280,115	834,746
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	14,985	179,820
Severstal JSC (a)	285	4,137
Severstal JSC GDR (Reg. S)	8,471	121,813
Sistema JSFC sponsored GDR	4,759	92,325
Surgutneftegaz JSC:
(Reg.) (a)	10,100	9,473
sponsored ADR	27,600	258,336
Tatneft OAO sponsored ADR	9,664	336,887
TMK OAO GDR (Reg. S)	1,322	15,626
Uralkali JSC	1,055	7,530
Uralkali JSC GDR (Reg. S)	11,084	393,925
VTB Bank JSC (a)	2,224,000	5,179
VTB Bank JSC unit	48,120	225,105
TOTAL RUSSIA		8,768,080
Singapore - 1.1%
Ascendas Real Estate Investment Trust	76,000	112,684
CapitaLand Ltd.	101,000	211,178
CapitaMall Trust	89,000	120,992
CapitaMalls Asia Ltd.	49,000	51,616
City Developments Ltd.	20,000	156,775
ComfortDelgro Corp. Ltd.	81,000	95,627
Cosco Corp. Singapore Ltd.	27,000	25,329
DBS Group Holdings Ltd.	68,841	741,579
Fraser & Neave Ltd.	38,000	205,128
Global Logistic Properties Ltd. (a)	63,000	99,670
Hutchison Port Holdings Trust	210,000	157,500
Jardine Cycle & Carriage Ltd.	4,000	163,358
Keppel Corp. Ltd.	57,400	495,123
Keppel Land Ltd.	21,000	47,581
Common Stocks - continued
	Shares	Value
Singapore - continued
Neptune Orient Lines Ltd.	50,000	$ 51,675
Olam International Ltd.	69,363	143,375
Oversea-Chinese Banking Corp. Ltd.	100,404	686,468
SembCorp Industries Ltd.	42,000	159,606
SembCorp Marine Ltd.	35,000	138,292
Singapore Airlines Ltd.	21,000	185,316
Singapore Exchange Ltd.	34,000	175,697
Singapore Press Holdings Ltd.	64,000	188,767
Singapore Technologies Engineering Ltd.	59,000	138,371
Singapore Telecommunications Ltd.	314,000	773,860
StarHub Ltd.	21,000	47,247
United Overseas Bank Ltd.	48,856	673,501
UOL Group Ltd.	17,000	62,170
Wilmar International Ltd.	71,000	301,984
Yangzijiang Shipbuilding Holdings Ltd.	69,000	60,615
TOTAL SINGAPORE		6,471,084
South Africa - 1.8%
Absa Group Ltd.	10,891	206,528
African Bank Investments Ltd.	28,480	132,968
African Rainbow Minerals Ltd.	3,488	82,236
Anglo Platinum Ltd.	2,559	181,341
AngloGold Ashanti Ltd.	14,736	675,430
ArcelorMittal South Africa Ltd.	5,542	48,340
Aspen Pharmacare Holdings Ltd.	11,550	147,311
Aveng Ltd.	13,475	59,931
Barloworld Ltd.	6,800	76,152
Bidvest Group Ltd.	11,734	251,917
Discovery Holdings Ltd.	9,517	55,389
Exxaro Resources Ltd.	5,325	131,453
FirstRand Ltd.	114,226	329,478
Foschini Ltd.	7,321	101,736
Gold Fields Ltd.	28,507	470,884
Growthpoint Properties Ltd.	63,641	161,996
Harmony Gold Mining Co. Ltd.	14,896	180,893
Impala Platinum Holdings Ltd.	19,460	427,369
Imperial Holdings Ltd.	7,383	130,910
Investec Ltd.	7,933	48,606
Kumba Iron Ore Ltd.	3,199	219,430
Liberty Holdings Ltd.	4,075	44,400
Life Healthcare Group Holdings Ltd.	23,716	64,312
Massmart Holdings Ltd.	3,602	81,091
Common Stocks - continued
	Shares	Value
South Africa - continued
Mmi Holdings Ltd.	47,243	$ 109,681
MTN Group Ltd.	65,972	1,124,034
Naspers Ltd. Class N	15,047	754,063
Nedbank Group Ltd.	7,968	159,578
Netcare Ltd.	32,557	56,512
Northam Platinum Ltd.	18,023	77,691
Pick 'n Pay Stores Ltd.	8,638	50,384
Pretoria Portland Cement Co. Ltd.	24,475	88,536
Rand Merchant Insurance Holdings Ltd.	24,014	46,076
Redefine Properties Ltd. unit	109,221	106,597
Remgro Ltd.	17,847	290,381
Reunert Ltd.	8,087	67,393
RMB Holdings Ltd.	23,833	88,743
Sanlam Ltd.	67,418	260,262
Sappi Ltd. (a)	18,520	61,119
Sasol Ltd.	21,446	1,097,047
Shoprite Holdings Ltd.	15,547	258,566
Spar Group Ltd.	7,591	107,537
Standard Bank Group Ltd.	46,300	634,642
Steinhoff International Holdings Ltd.	53,717	171,778
Telkom SA Ltd.	13,536	51,077
Tiger Brands Ltd.	6,239	201,117
Transportation Hex Group Ltd. (a)	136	58
Truworths International Ltd.	17,152	171,590
Vodacom Group (Pty) Ltd.	16,154	199,089
Woolworths Holdings Ltd.	29,957	160,940
TOTAL SOUTH AFRICA		10,704,592
Spain - 2.1%
Abertis Infraestructuras SA	14,907	251,129
Acerinox SA	2,823	39,951
Actividades de Construccion y Servicios SA (ACS)	5,618	173,267
Amadeus IT Holding SA Class A	12,546	214,965
Banco Bilbao Vizcaya Argentaria SA	178,328	1,564,566
Banco de Sabadell SA	45,942	169,393
Banco Popular Espanol SA	38,462	165,508
Banco Santander SA	7,159	55,714
Banco Santander SA (Spain)	329,314	2,571,383
Bankia SA	34,500	156,401
Bankinter SA	9,929	66,492
Cintra Concesiones de Infrastructuras de Transporte SA	14,666	171,682
Criteria CaixaCorp SA	29,303	147,252
Common Stocks - continued
	Shares	Value
Spain - continued
Distribuidora Internacional de Alimentacion SA (a)	19,800	$ 91,444
EDP Renovaveis SA (a)	8,323	47,899
Enagas SA	7,431	148,706
Fomento Construcciones y Contratas SA (FOCSA)	2,394	56,253
Gas Natural SDG SA	13,952	228,106
Grifols SA (a)	4,922	89,806
Grupo Acciona SA	905	72,632
Iberdrola SA	143,899	847,334
Inditex SA	8,482	739,972
Indra Sistemas (e)	3,093	40,718
International Consolidated Airlines Group SA (a)	18,197	50,696
International Consolidated Airlines Group SA CDI (a)	12,980	36,249
MAPFRE SA (Reg.)	25,993	86,354
Red Electrica Corporacion SA	4,808	221,139
Repsol YPF SA	31,069	853,371
Telefonica SA	160,080	2,793,524
Zardoya Otis SA	6,347	90,487
TOTAL SPAIN		12,242,393
Sweden - 2.0%
Alfa Laval AB	12,818	262,503
ASSA ABLOY AB (B Shares)	12,835	348,330
Atlas Copco AB:
(A Shares)	25,791	613,114
(B Shares)	15,833	334,723
Boliden AB	11,345	193,976
Electrolux AB (B Shares)	9,624	176,294
Getinge AB (B Shares)	7,913	214,635
H&M Hennes & Mauritz AB (B Shares)	39,780	1,302,412
Hexagon AB (B Shares)	10,337	178,109
Holmen AB (B Shares)	1,500	43,421
Husqvarna AB (B Shares)	14,922	78,822
Industrivarden AB Series C	4,429	62,899
Investment AB Kinnevik	7,831	163,827
Investor AB (B Shares)	17,862	361,599
Lundin Petroleum AB (a)	8,100	182,435
Modern Times Group MTG AB (B Shares)	1,670	83,598
Nordea Bank AB	101,401	848,984
Ratos AB (B Shares)	8,317	104,971
Sandvik AB	39,404	582,197
Scania AB (B Shares)	12,533	215,946
Securitas AB (B Shares)	13,555	127,240
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	56,713	$ 356,603
Skanska AB (B Shares)	15,454	269,911
SKF AB (B Shares)	15,465	364,912
SSAB Svenskt Stal AB (A Shares)	4,717	49,375
Svenska Cellulosa AB (SCA) (B Shares)	22,836	381,383
Svenska Handelsbanken AB (A Shares)	19,112	573,191
Swedbank AB (A Shares)	30,810	442,537
Swedish Match Co. AB	8,541	297,466
Tele2 AB (B Shares)	12,662	241,624
Telefonaktiebolaget LM Ericsson (B Shares)	116,771	1,086,777
TeliaSonera AB	83,239	553,744
Volvo AB (B Shares)	54,376	703,083
TOTAL SWEDEN		11,800,641
Switzerland - 5.5%
ABB Ltd. (Reg.)	84,841	1,771,096
Actelion Ltd.	4,484	171,759
Adecco SA (Reg.)	5,046	239,236
Aryzta AG	3,870	178,729
Baloise Holdings AG	1,902	145,918
Barry Callebaut AG	100	94,105
Compagnie Financiere Richemont SA Series A	20,267	1,147,417
Credit Suisse Group	44,947	1,169,815
GAM Holding Ltd.	6,592	84,168
Geberit AG (Reg.)	1,620	334,650
Givaudan SA	311	290,469
Holcim Ltd. (Reg.)	9,440	538,036
Julius Baer Group Ltd.	8,285	336,712
Kuehne & Nagel International AG	2,206	277,353
Lindt & Spruengli AG	4	136,919
Lindt & Spruengli AG (participation certificate)	30	86,716
Lonza Group AG	2,134	115,228
Nestle SA	129,333	7,413,551
Novartis AG	91,364	4,959,977
Pargesa Holding SA	911	63,901
Partners Group Holding AG	500	87,476
Roche Holding AG (participation certificate)	27,492	4,654,446
Schindler Holding AG:
(participation certificate)	1,895	220,131
(Reg.)	725	84,455
SGS SA (Reg.)	209	375,189
Sika AG (Bearer)	83	171,366
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sonova Holding AG Class B	1,926	$ 196,838
Straumann Holding AG	293	52,726
Sulzer AG (Reg.)	812	101,649
Swatch Group AG:
(Bearer)	1,244	524,231
(Reg.)	1,350	99,022
Swiss Life Holding AG	1,284	127,528
Swiss Re Ltd.	13,566	736,050
Swisscom AG	898	354,516
Syngenta AG (Switzerland)	3,675	1,116,306
Transocean Ltd. (Switzerland)	13,581	644,037
UBS AG (a)	142,303	1,941,996
Zurich Financial Services AG	5,675	1,362,863
TOTAL SWITZERLAND		32,406,580
Taiwan - 2.5%
Acer, Inc.	108,013	150,915
Advanced Semiconductor Engineering, Inc.	187,947	197,588
Advantech Co. Ltd.	10,400	31,486
Asia Cement Corp.	61,475	73,741
ASUSTeK Computer, Inc.	26,422	208,912
AU Optronics Corp.	313,000	166,693
Capital Securities Corp.	59,040	24,438
Catcher Technology Co. Ltd.	23,000	142,997
Cathay Financial Holding Co. Ltd.	267,919	305,534
Chang Hwa Commercial Bank	179,190	101,417
Cheng Shin Rubber Industry Co. Ltd.	52,400	124,294
Cheng Uei Precision Industries Co. Ltd.	13,139	30,988
Chicony Electronics Co. Ltd.	22,313	39,205
Chimei Innolux Corp. (a)	173,341	80,242
China Airlines Ltd.	90,000	42,271
China Airlines Ltd. rights 2/4/12 (a)	8,835	648
China Development Finance Holding Corp.	382,543	113,619
China Life Insurance Co. Ltd.	56,639	52,917
China Motor Co. Ltd.	10,000	10,661
China Petrochemical Development Corp.	86,000	95,895
China Steel Corp.	437,340	432,981
Chinatrust Financial Holding Co. Ltd.	402,016	259,453
Chunghwa Picture Tubes, Ltd. (a)	551	27
Chunghwa Telecom Co. Ltd.	147,400	478,677
Clevo Co. Ltd.	15,000	25,342
Compal Electronics, Inc.	169,394	190,028
Common Stocks - continued
	Shares	Value
Taiwan - continued
Delta Electronics, Inc.	81,000	$ 209,377
E Ink Holdings, Inc.	27,000	38,317
E.Sun Financial Holdings Co. Ltd.	126,324	59,331
Epistar Corp.	28,000	68,593
Eternal Chemical Co. Ltd.	22,260	18,202
EVA Airways Corp.	45,100	30,250
Evergreen Marine Corp. (Taiwan)	35,199	19,684
Everlight Electronics Co. Ltd.	10,000	19,125
Far East Department Stores Co. Ltd.	33,246	44,822
Far Eastern Textile Ltd.	139,487	171,325
Far EasTone Telecommunications Co. Ltd.	71,000	136,746
Farglory Land Development Co. Ltd.	5,000	9,258
Feng Hsin Iron & Steel Co.	12,000	20,071
First Financial Holding Co. Ltd.	269,268	165,136
Formosa Chemicals & Fibre Corp.	115,000	330,292
Formosa International Hotel Corp.	1,100	15,295
Formosa Petrochemical Corp.	45,000	140,345
Formosa Plastics Corp.	162,000	471,850
Formosa Taffeta Co. Ltd.	24,000	23,031
Foxconn Technology Co. Ltd.	31,191	122,256
Fubon Financial Holding Co. Ltd.	190,198	212,081
Giant Manufacturing Co. Ltd.	9,042	38,191
Highwealth Construction Corp.	11,000	17,841
HIWIN Technologies Corp.	5,150	47,593
Hon Hai Precision Industry Co. Ltd. (Foxconn)	353,252	1,137,520
Hotai Motor Co. Ltd.	10,000	51,698
HTC Corp.	28,057	460,269
Hua Nan Financial Holdings Co. Ltd.	209,684	119,030
Inotera Memories, Inc. (a)	26,257	4,835
Inventec Corp.	57,400	24,244
KGI Securities Co. Ltd.	158,564	66,972
Kinsus Interconnect Technology Corp.	9,000	29,194
Largan Precision Co. Ltd.	4,000	85,960
Lee Chang Yung Chemical Industry Corp.	12,969	23,006
Lite-On Technology Corp.	72,309	91,623
Macronix International Co. Ltd.	122,000	53,590
MediaTek, Inc.	40,007	381,888
Mega Financial Holding Co. Ltd.	300,420	206,066
Motech Industries, Inc.	8,060	17,484
Nan Ya Plastics Corp.	191,000	403,362
Nan Ya Printed Circuit Board Corp.	10,090	23,797
Nankang Rubber Tire Co. Ltd.	20,376	32,910
Common Stocks - continued
	Shares	Value
Taiwan - continued
Novatek Microelectronics Corp.	27,000	$ 76,726
Pegatron Corp.	78,652	95,142
Phison Electronics Corp.	4,199	30,788
Pou Chen Corp.	78,240	68,604
Powerchip Technology Corp. (a)	840	34
Powertech Technology, Inc.	26,700	66,761
President Chain Store Corp.	23,000	123,568
Quanta Computer, Inc.	97,000	207,143
Radiant Opto-Electronics Corp.	17,000	64,622
Realtek Semiconductor Corp.	16,080	29,775
Richtek Technology Corp.	5,050	28,155
Ruentex Development Co. Ltd.	37,622	46,463
Ruentex Industries Ltd.	13,754	26,211
Shin Kong Financial Holding Co. Ltd. (a)	212,995	64,701
Siliconware Precision Industries Co. Ltd.	123,000	141,535
SIMPLO Technology Co. Ltd.	8,610	60,513
Sino-American Silicon Products, Inc.	8,400	17,342
Sinopac Holdings Co.	211,493	66,103
Standard Foods Corp.	14,000	47,542
Synnex Technology International Corp.	44,496	109,755
Taishin Financial Holdings Co. Ltd.	171,365	63,694
Taiwan Business Bank	106,298	34,912
Taiwan Cement Corp.	135,110	168,460
Taiwan Cooperative Financial Holding Co. Ltd. (a)	170,022	106,282
Taiwan Fertilizer Co. Ltd.	27,000	69,975
Taiwan Glass Industry Corp.	26,532	30,660
Taiwan Mobile Co. Ltd.	71,400	215,925
Taiwan Semiconductor Manufacturing Co. Ltd.	962,000	2,551,412
Tatung Co. Ltd. (a)	49,714	14,127
TECO Electric & Machinery Co. Ltd.	49,000	32,369
Transcend Information, Inc.	8,000	21,544
Tripod Technology Corp.	15,880	44,214
TSRC Corp.	20,100	52,636
Tung Ho Steel Enterprise Corp.	32,000	30,275
U-Ming Marine Transport Corp.	14,000	21,524
Unified-President Enterprises Corp.	160,170	236,507
Unimicron Technology Corp.	47,000	61,857
United Microelectronics Corp.	535,000	282,115
Walsin Lihwa Corp.	131,000	46,256
Wan Hai Lines Ltd.	47,850	26,678
Wintek Corp.	77,597	63,189
Wistron Corp.	66,719	100,095
Common Stocks - continued
	Shares	Value
Taiwan - continued
WPG Holding Co. Ltd.	46,107	$ 64,420
Yang Ming Marine Transport Corp.	45,100	19,811
Yuanta Financial Holding Co. Ltd.	318,157	179,531
Yulon Motor Co. Ltd.	30,000	58,692
TOTAL TAIWAN		14,992,072
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	36,200	176,386
Bangkok Bank Public Co. Ltd.	17,300	92,948
Bangkok Bank Public Co. Ltd. (For. Reg.)	37,400	200,939
Bank of Ayudhya PCL	37,300	26,720
Bank of Ayudhya PCL (For. Reg.)	47,700	34,170
Banpu PCL (For. Reg.)	4,900	93,288
BEC World PCL (For. Reg.)	28,100	39,217
C.P. Seven Eleven PCL (For. Reg.)	89,500	168,950
Charoen Pokphand Foods PCL (For. Reg.)	126,600	142,982
Glow Energy PCL (For. Reg.)	14,700	26,445
Indorama Ventures PCL (For. Reg.)	57,200	59,064
IRPC Public Co. Ltd. (For. Reg.)	310,900	45,948
Kasikornbank PCL	22,300	95,345
Kasikornbank PCL (For. Reg.)	43,900	187,698
Krung Thai Bank PCL (For. Reg.)	85,000	41,965
PTT Exploration and Production PCL	4,900	27,986
PTT Exploration and Production PCL (For. Reg.)	38,500	219,894
PTT Global Chemical PCL (For. Reg.) (a)	71,786	154,042
PTT PCL	2,600	28,525
PTT PCL (For. Reg.)	30,900	339,013
Ratchaburi Electric Generating Holding PCL	700	994
Siam Cement PCL (For. Reg.)	13,800	179,903
Siam Commercial Bank PCL (For. Reg.)	59,100	230,755
Thai Oil PCL (For. Reg.)	27,900	57,844
TMB PCL (For. Reg.)	88,300	4,758
TOTAL THAILAND		2,675,779
Turkey - 0.3%
Akbank T.A.S.	46,972	176,584
Anadolu Efes Biracilik ve Malt Sanayii A/S	6,686	93,504
Arcelik A/S	5,045	21,862
Asya Katilim Bankasi A/S (a)	12,846	12,218
Bim Birlesik Magazalar A/S JSC	2,841	87,537
Coca-Cola Icecek A/S	2,062	26,980
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,694	30,655
Common Stocks - continued
	Shares	Value
Turkey - continued
Enka Insaat ve Sanayi A/S	7,817	$ 21,424
Eregli Demir ve Celik Fabrikalari T.A.S.	42,989	94,112
Ford Otomotiv Sanayi A/S	3,364	30,102
Haci Omer Sabanci Holding A/S	24,359	93,219
Koc Holding A/S	20,158	78,504
Koza Altin Isletmeleri A/S	3,700	65,592
TAV Havalimanlari Holding A/S (a)	4,000	18,009
Tupras-Turkiye Petrol Rafinerileri A/S	4,248	96,823
Turk Hava Yollari AO	14,880	19,679
Turk Sise ve Cam Fabrikalari A/S	18,447	37,893
Turk Telekomunikasyon A/S	18,071	80,749
Turkcell Iletisim Hizmet A/S	31,587	162,514
Turkiye Garanti Bankasi A/S	82,030	296,377
Turkiye Halk Bankasi A/S	11,151	73,424
Turkiye Is Bankasi A/S Series C	64,748	135,188
Turkiye Vakiflar Bankasi TAO	27,678	45,016
Yapi ve Kredi Bankasi A/S (a)	31,552	58,597
TOTAL TURKEY		1,856,562
United Kingdom - 14.6%
3I Group PLC	34,398	100,074
Admiral Group PLC	8,326	123,476
Aggreko PLC	9,942	328,257
AMEC PLC	12,921	204,450
Anglo American PLC (United Kingdom)	51,385	2,124,988
Antofagasta PLC	14,946	304,565
ARM Holdings PLC	52,542	505,747
Associated British Foods PLC	13,169	239,298
AstraZeneca PLC (United Kingdom)	52,417	2,524,878
Aviva PLC	110,518	609,560
Babcock International Group PLC	16,320	187,630
BAE Systems PLC	130,488	632,988
Balfour Beatty PLC	28,673	123,817
Barclays PLC	448,267	1,503,256
BG Group PLC	132,516	2,976,044
BHP Billiton PLC	82,171	2,762,680
BP PLC	741,111	5,575,780
British American Tobacco PLC (United Kingdom)	77,354	3,562,464
British Land Co. PLC	32,110	247,258
British Sky Broadcasting Group PLC	43,937	477,789
BT Group PLC	303,222	975,612
Bunzl PLC	14,531	197,176
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Burberry Group PLC	17,573	$ 371,668
Cairn Energy PLC	59,005	262,051
Capita Group PLC	22,500	218,079
Capital Shopping Centres Group PLC	23,798	121,218
Carnival PLC	7,560	226,149
Centrica PLC	201,893	933,550
Cobham PLC	47,534	137,167
Compass Group PLC	73,533	682,580
Diageo PLC	97,666	2,162,006
Essar Energy PLC (a)	16,560	33,719
Eurasian Natural Resources Corp. PLC	12,989	141,350
Fresnillo PLC	6,804	186,153
G4S PLC (United Kingdom)	58,819	249,823
GKN PLC	59,854	197,715
GlaxoSmithKline PLC	198,390	4,413,503
Hammerson PLC	27,317	162,348
HSBC Holdings PLC (United Kingdom)	705,596	5,896,085
ICAP PLC	22,326	118,224
Imperial Tobacco Group PLC	39,483	1,412,512
Inmarsat PLC	17,529	110,613
InterContinental Hotel Group PLC	11,363	231,747
International Power PLC	60,607	320,363
Intertek Group PLC	6,326	210,562
Invensys PLC	34,555	110,115
Investec PLC	20,926	123,904
ITV PLC	154,383	182,237
J Sainsbury PLC	47,039	213,801
Johnson Matthey PLC	8,301	268,320
Kazakhmys PLC	8,900	159,340
Kingfisher PLC	93,116	375,242
Land Securities Group PLC	31,334	333,084
Legal & General Group PLC	224,374	408,070
Lloyds Banking Group PLC (a)	1,625,285	786,065
London Stock Exchange Group PLC	6,000	82,267
Lonmin PLC	6,787	110,386
Man Group PLC	75,261	137,233
Marks & Spencer Group PLC	62,447	321,625
Meggitt PLC	31,000	177,347
National Grid PLC	139,390	1,388,189
Next PLC	6,433	265,525
Old Mutual PLC	214,552	493,676
Pearson PLC	31,964	591,930
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	99,169	$ 1,097,048
Reckitt Benckiser Group PLC	24,147	1,284,759
Reed Elsevier PLC	47,084	389,573
Rexam PLC	33,738	198,860
Rio Tinto PLC	54,432	3,279,473
Rolls-Royce Group PLC	73,390	850,699
Royal & Sun Alliance Insurance Group PLC	133,981	223,823
Royal Bank of Scotland Group PLC (a)	675,444	283,432
Royal Dutch Shell PLC:
Class A (Netherlands)	91,552	3,255,348
Class A (United Kingdom)	50,735	1,800,143
Class B	104,647	3,825,029
SABMiller PLC	37,085	1,407,379
Sage Group PLC	55,611	256,881
Schroders PLC	3,955	90,380
Scottish & Southern Energy PLC	36,672	706,834
Segro PLC	33,089	114,622
Serco Group PLC	20,267	162,259
Severn Trent PLC	9,006	216,450
Smith & Nephew PLC	36,210	350,961
Smiths Group PLC	14,929	225,870
Standard Chartered PLC (United Kingdom)	92,776	2,242,938
Standard Life PLC	93,706	321,648
Tate & Lyle PLC	18,342	191,364
Tesco PLC	312,406	1,573,557
The Weir Group PLC	7,988	246,117
TUI Travel PLC	18,008	54,292
Tullow Oil PLC	34,703	760,218
Unilever PLC	50,068	1,618,248
United Utilities Group PLC	27,551	261,391
Vedanta Resources PLC	4,024	75,785
Vodafone Group PLC	1,987,357	5,360,903
Whitbread PLC	7,049	182,636
WM Morrison Supermarkets PLC	86,655	390,585
Xstrata PLC	80,244	1,358,862
TOTAL UNITED KINGDOM		86,273,695
Common Stocks - continued
	Shares	Value
United States of America - 0.1%
Southern Copper Corp.	6,673	$ 231,486
Synthes, Inc.	2,442	416,089
TOTAL UNITED STATES OF AMERICA		647,575
TOTAL COMMON STOCKS (Cost $596,103,743)		576,595,466
Nonconvertible Preferred Stocks - 0.6%

Colombia - 0.0%
Grupo Aval Acciones Y Val SA	78,300	52,987
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,263	128,844
Henkel AG & Co. KGaA	6,614	407,884
Porsche Automobil Holding SE (Germany)	6,008	368,312
ProSiebenSat.1 Media AG	3,616	84,848
RWE AG (non-vtg.)	1,867	66,519
Volkswagen AG	5,670	1,003,765
TOTAL GERMANY		2,060,172
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	255,268	214,832
Korea (South) - 0.1%
Hyundai Motor Co.	871	50,557
Hyundai Motor Co. Series 2	1,360	80,031
LG Chemical Ltd.	200	21,366
Samsung Electronics Co. Ltd.	711	417,764
TOTAL KOREA (SOUTH)		569,718
Russia - 0.1%
Ak Transneft Oao (a)	71	135,272
Sberbank (Savings Bank of the Russian Federation) (a)	40,575	88,396
Surgutneftegaz JSC	282,300	174,492
TOTAL RUSSIA		398,160
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,031,933)		3,295,869
Nonconvertible Bonds - 0.0%
		Principal Amount (d)	Value
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (h) (Cost $253)	INR	11,184	$ 1,189
U.S. Government and Government Agency Obligations - 0.5%

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.07% 3/1/12 to 6/28/12 (g) (Cost $2,999,629)		$ 3,000,000	2,999,524
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	23,738,484	23,738,484
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	590,350	590,350
TOTAL MONEY MARKET FUNDS (Cost $24,328,834)		24,328,834
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $626,464,392)		607,220,882
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(17,262,895)
NET ASSETS - 100%		$ 589,957,987
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
86 NYSE E-mini MSCI EAFE Index Contracts	March 2012	$ 6,388,080	$ 514,827
46 NYSE E-mini MSCI Emerging Markets Index Contracts	March 2012	2,344,160	267,257
5 TME S&P/TSX 60 Index Contracts	March 2012	706,158	34,593
TOTAL EQUITY INDEX CONTRACTS		$ 9,438,398	$ 816,677

The face value of futures purchased as a percentage of net assets is 1.6%
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,978 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,779,568.
(h) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,142
Fidelity Securities Lending Cash Central Fund	15,075
Total	$ 21,217
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 86,273,695	$ 31,687,459	$ 54,586,236	$ -
Japan	83,804,243	65,580,147	18,224,096	-
Canada	48,105,637	48,105,637	-	-
Australia	34,599,985	29,399,080	5,200,905	-
France	33,903,554	24,600,716	9,302,838	-
Switzerland	32,406,580	21,447,390	10,959,190	-
Germany	31,956,133	24,625,756	7,330,377	-
Brazil	21,755,970	21,755,970	-	-
Korea (South)	20,945,340	18,961,172	1,984,168	-
Cayman Islands	4,747,719	4,707,457	36,523	3,739
Austria	990,934	990,934	-	-
Other	180,401,545	137,336,876	43,064,669	-
Corporate Bonds	1,189	-	1,189	-
U.S. Government and Government Agency Obligations	2,999,524	-	2,999,524	-
Money Market Funds	24,328,834	24,328,834	-	-
Total Investments in Securities:	$ 607,220,882	$ 453,527,428	$ 153,689,715	$ 3,739
Derivative Instruments:
Assets
Futures Contracts	$ 816,677	$ 816,677	$ -	$ -
Transfers from Level 2 to Level 1 during the period were $143,114,211.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,869
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12,130)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,739
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (12,130)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $626,470,566. Net unrealized depreciation aggregated $19,249,684, of which $37,560,314 related to appreciated investment securities and $56,809,998 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Emerging Markets Index Fund

January 31, 2012

1.929351.100

EMX-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.7%
	Shares	Value
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	30,000	$ 32,069
China Foods Ltd.	18,000	14,297
CITIC Resources Holdings Ltd. (a)	32,000	4,704
CNPC (Hong Kong) Ltd.	34,000	53,662
Cosco Pacific Ltd.	14,000	19,460
Credicorp Ltd.	238	26,830
Credicorp Ltd. (NY Shares)	614	69,787
Shenzhen International Holdings Ltd.	165,000	11,276
Sinofert Holdings Ltd.	40,000	11,553
TOTAL BERMUDA		243,638
Brazil - 18.6%
AES Tiete SA	900	11,368
AES Tiete SA (PN) (non-vtg.)	1,700	24,334
All America Latina Logistica SA	9,300	53,494
Amil Participacoes SA	2,300	23,024
Anhanguera Educacional Participacoes SA	2,200	29,590
B2W Companhia Global do Varejo	1,800	10,735
Banco Bradesco SA (PN)	26,300	472,653
Banco do Brasil SA	15,800	245,880
Banco do Estado do Rio Grande do Sul SA	2,500	28,789
Banco Santander SA (Brasil) unit	10,800	100,137
BM&F Bovespa SA	26,800	168,574
BR Malls Participacoes SA	6,200	67,671
Bradespar SA (PN)	3,200	64,414
Brasil Foods SA	12,000	237,637
Brasil Telecom SA	1,400	9,407
Brasil Telecom SA (PN)	4,400	28,079
Braskem SA (PN-A)	2,200	19,693
Centrais Eletricas Brasileiras SA (Electrobras)	7,200	73,970
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,900	57,143
Cetip SA	3,500	53,986
Cielo SA	3,100	92,351
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,700	71,028
Companhia de Bebidas das Americas (AmBev)	2,700	80,357
Companhia de Bebidas das Americas (AmBev) (PN)	14,000	512,821
Companhia de Concessoes Rodoviarias	17,000	118,315
Companhia de Gas de Sao Paulo	300	7,143
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	800	26,712
Companhia de Transmissao de Energia Eletrica Paulista (PN)	500	15,814
Companhia Energetica de Minas Gerais (CEMIG)	1,200	20,247
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG) (PN)	5,500	$ 111,341
Companhia Energetica de Sao Paulo Series A	2,200	41,300
Companhia Paranaense de Energia-Copel (PN-B)	1,800	41,775
Companhia Siderurgica Nacional SA (CSN)	14,600	152,501
Cosan SA Industria e Comercio	2,300	37,214
CPFL Energia SA	1,800	26,580
Cyrela Brazil Realty SA	4,300	39,820
Duratex SA	3,300	18,491
Ecorodovias Infraestrutura e Logistica SA	2,600	18,304
Eletropaulo Metropolitana SA (PN-B)	1,200	24,870
Embraer SA	10,000	69,025
Energias do Brasil SA	1,000	23,294
Fibria Celulose SA	2,200	17,943
Gerdau SA	2,600	20,536
Gerdau SA (PN)	12,100	115,307
HRT Participacoes em Petroleo SA GDR (a)	5,050	13,195
Hypermarcas SA	3,500	21,274
Itau Unibanco Banco Multiplo SA	3,300	57,588
Itau Unibanco Banco Multiplo SA	31,200	627,143
Itausa-Investimentos Itau SA (PN)	37,400	244,881
JBS SA (a)	12,700	46,447
Klabin SA (PN) (non-vtg.)	8,600	39,870
Light SA	1,300	20,417
LLX Logistica SA (a)	3,300	6,743
Lojas Americanas SA	2,100	18,329
Lojas Americanas SA (PN)	6,500	62,835
Lojas Renner SA	1,700	57,406
Marfrig Alimentos SA	1,800	8,262
Metalurgica Gerdau SA (PN)	2,500	30,048
MMX Mineracao e Metalicos SA (a)	3,000	14,097
MPX Mineracao e Energia SA (a)	400	10,737
MRV Engenharia e Participacoes SA	5,200	40,030
Multiplan Empreendimentos Imobiliarios SA	1,200	27,473
Natura Cosmeticos SA	3,000	64,251
OGX Petroleo e Gas Participacoes SA (a)	18,100	171,449
OSX Brasil SA (a)	1,600	12,308
PDG Realty SA Empreendimentos e Participacoes	15,500	62,809
Petroleo Brasileiro SA - Petrobras:
(ON)	50,900	783,951
(PN) (non-vtg.)	76,400	1,074,364
Porto Seguro SA	2,000	23,775
Redecard SA	7,100	128,005
Common Stocks - continued
	Shares	Value
Brazil - continued
Souza Cruz Industria e Comerico	6,200	$ 80,694
Sul America SA unit	1,900	19,139
Suzano Papel e Celulose SA	3,200	13,553
TAM SA (PN) (ltd. vtg.)	1,100	23,534
Tele Norte Leste Participacoes SA	1,200	13,674
Tele Norte Leste Participacoes SA (PN)	4,000	38,462
Telefonica Brasil SA	3,000	83,534
Telemar Norte Leste SA (PN-A)	900	23,180
TIM Participacoes SA	11,900	66,066
Tractebel Energia SA	3,200	55,568
Ultrapar Participacoes SA	5,400	109,255
Usinas Siderurgicas de Minas Gerais SA - Usiminas	2,400	23,269
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,300	42,260
Vale SA	22,300	570,519
Vale SA (PN-A)	28,800	703,681
Weg SA	3,600	40,137
TOTAL BRAZIL		9,057,879
Cayman Islands - 0.2%
China Resources Cement Holdings Ltd.	22,000	15,886
China Resources Land Ltd.	28,000	49,463
MStar Semiconductor, Inc.	6,000	38,115
TOTAL CAYMAN ISLANDS		103,464
Chile - 2.2%
AES Gener SA	38,500	22,320
Banco de Chile	502,795	75,685
Banco de Credito e Inversiones	503	32,742
Banco Santander Chile	1,081,580	85,145
CAP SA	1,398	58,710
Cencosud SA	11,675	66,376
Colbun SA	103,735	27,221
Compania Cervecerias Unidas SA	1,956	24,848
Compania de Petroleos de Chile SA (COPEC)	6,585	99,056
CorpBanca SA	1,343,606	19,821
Embotelladora Andina SA	3,321	15,403
Empresa Nacional de Electricidad SA	49,114	75,879
Empresa Nacional de Electricidad SA sponsored ADR	203	9,519
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,220	22,335
Empresas CMPC SA	15,139	60,513
Enersis SA	151,611	54,896
Enersis SA sponsored ADR	300	5,493
Common Stocks - continued
	Shares	Value
Chile - continued
Lan Airlines SA	3,446	$ 86,500
Lan Airlines SA sponsored ADR	189	4,744
SACI Falabella	9,770	84,007
Sociedad Matriz Banco de Chile Class B	88,258	30,341
Sociedad Quimica y Minera de Chile SA:
(PN-B)	1,546	90,728
(PN-B) sponsored ADR	168	9,868
TOTAL CHILE		1,062,150
China - 11.9%
Agricultural Bank China Ltd. (H Shares)	323,000	159,516
Air China Ltd. (H Shares)	26,000	20,752
Aluminum Corp. of China Ltd. (H Shares)	48,000	23,379
Angang Steel Co. Ltd. (H Shares)	12,000	8,634
Anhui Conch Cement Co. Ltd. (H Shares)	17,500	59,121
Anhui Expressway Co. Ltd. (H Shares)	4,000	2,424
Bank Communications Co. Ltd. (H Shares)	110,000	88,224
Bank of China Ltd. (H Shares)	1,147,000	492,506
BBMG Corp. (H Shares)	11,000	8,383
Beijing Capital International Airport Co. Ltd. (H Shares)	24,000	12,441
Beijing North Star Co. Ltd. (H Shares)	12,000	2,058
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,097
BOE Technology Group Co. Ltd. (B Shares)	10,700	1,518
BYD Co. Ltd. (H Shares) (a)	9,500	29,706
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	20,400	27,462
China BlueChemical Ltd. (H shares)	28,000	21,266
China CITIC Bank Corp. Ltd. (H Shares)	150,000	95,742
China Coal Energy Co. Ltd. (H Shares)	49,000	61,540
China Communications Construction Co. Ltd. (H Shares)	61,000	56,711
China Communications Services Corp. Ltd. (H Shares)	24,000	10,708
China Construction Bank Corp. (H Shares)	985,000	788,737
China Cosco Holdings Co. Ltd. (H Shares)	43,000	24,452
China Eastern Airlines Corp. Ltd. (H Shares) (a)	20,000	7,118
China International Marine Containers (Group) Ltd. (B Shares)	21,200	25,805
China Life Insurance Co. Ltd. (H Shares)	101,000	296,471
China Longyuan Power Grid Corp. Ltd. (H Shares)	19,000	14,430
China Merchants Bank Co. Ltd. (H Shares)	55,000	121,415
China Merchants Property Development Co. Ltd. (B Shares)	6,100	9,030
China Minsheng Banking Corp. Ltd. (H Shares)	61,000	56,397
China Molybdenum Co. Ltd. (H Shares)	13,000	6,454
China National Building Materials Co. Ltd. (H Shares)	40,000	48,380
Common Stocks - continued
	Shares	Value
China - continued
China National Materials Co. Ltd. (H Shares)	16,000	$ 6,685
China Oilfield Services Ltd. (H Shares)	20,000	32,649
China Pacific Insurance Group Co. Ltd. (H Shares)	23,600	78,512
China Petroleum & Chemical Corp. (H Shares)	232,000	279,934
China Railway Construction Corp. Ltd. (H Shares)	33,000	21,446
China Railway Group Ltd. (H Shares)	65,000	23,217
China Shenhua Energy Co. Ltd. (H Shares)	47,000	206,660
China Ship Container Lines Co. Ltd. (H Shares) (a)	39,000	8,650
China Shipping Development Co. Ltd. (H Shares)	24,000	16,680
China Southern Airlines Ltd. (H Shares) (a)	22,000	11,347
China Telecom Corp. Ltd. (H Shares)	228,000	127,913
China Vanke Co. Ltd. (B Shares)	16,300	17,823
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,000	2,042
Chongqing Rural Commercial Bank Co. Ltd. (H Shares) (a)	33,000	18,680
CITIC Securities Co. Ltd. (H Shares) (a)	9,500	18,767
CSG Holding Co. Ltd. (B Shares)	14,400	11,104
CSR Corp. Ltd. (H Shares)	33,000	21,744
Datang International Power Generation Co. Ltd. (H Shares)	58,000	19,370
Dazhong Transport Group Co. Ltd. (B Shares)	8,900	4,281
Dongfang Electric Corp. Ltd. (H Shares)	3,800	11,221
Dongfeng Motor Group Co. Ltd. (H Shares)	38,000	71,049
Double Coin Holdings Ltd. (B Shares)	2,600	1,412
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	5,441
Great Wall Motor Co. Ltd. (H Shares)	11,500	19,722
Guangdong Electric Power Development Co. Ltd.	18,600	7,459
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	5,300	1,620
Guangshen Railway Co. Ltd. (H Shares)	28,000	10,218
Guangzhou Automobile Group Co. Ltd. (H Shares)	30,000	32,533
Guangzhou Pharmaceutical Ltd. (H Shares)	2,000	1,565
Guangzhou R F Properties Co. Ltd. (H Shares)	12,000	11,760
Guangzhou Shipyard International Ltd. (H Shares)	8,000	7,087
Hainan Airlines Co. Ltd. (B Shares)	2,600	1,768
Harbin Power Equipment Co. Ltd. (H Shares)	8,000	7,747
Huadian Energy Co. Ltd. (B Shares) (a)	5,000	1,365
Huadian Power International Corp. Ltd. (H shares) (a)	38,000	8,771
Huaneng Power International, Inc. (H Shares)	56,000	33,932
Industrial & Commercial Bank of China Ltd. (H Shares)	891,000	623,852
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	9,000	10,359
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	9,800	49,882
Jiangling Motors Corp. Ltd. (B Shares)	900	1,863
Jiangsu Expressway Co. Ltd. (H Shares)	16,000	15,948
Common Stocks - continued
	Shares	Value
China - continued
Jiangxi Copper Co. Ltd. (H Shares)	19,000	$ 48,362
Jinzhou Port Co. Ltd. (B Shares)	11,000	5,335
Lianhua Supermarket Holdings Ltd. (H Shares)	8,000	10,357
Maanshan Iron & Steel Ltd. (H Shares)	22,000	7,603
Metallurgical Corp. China Ltd. (H Shares)	54,000	12,603
New China Life Insurance Co. Ltd. (H Shares)	5,000	18,471
PetroChina Co. Ltd. (H Shares)	290,000	422,357
PICC Property & Casualty Co. Ltd. (H Shares)	54,008	71,173
Ping An Insurance Group Co. China Ltd. (H Shares)	32,500	257,310
Shandong Chenming Paper Holdings Ltd. (B Shares)	7,900	3,830
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	28,000	25,779
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	8,000	3,856
Shanghai Electric Group Co. Ltd. (H Shares)	44,000	20,198
Shanghai Friendship Group, Inc. (B Shares) (a)	3,000	4,170
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	11,000	4,708
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	4,000	4,888
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	2,600	1,940
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	5,000	3,125
Shanghai Lujiazui Finance Trust Deltd (B Shares)	7,400	6,231
Shanghai Pharma Holding Co. Ltd. (H Shares)	7,200	11,921
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	6,440
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	6,000	3,624
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	24,700	10,868
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	5,509
Shenzhen Expressway Co. (H Shares)	12,000	4,982
Sichuan Expressway Co. Ltd. (H Shares)	20,000	8,562
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	40,000	14,184
SINOPEC Yizheng Chemical Fibre Co. Ltd. (H Shares)	22,000	5,560
Sinopharm Group Co. Ltd. (H Shares)	10,800	25,596
Sinotrans Ltd. (H Shares)	44,000	9,078
Tianjin Capital Envir Protn Co. Ltd. (H Shares)	14,000	3,574
Travelsky Technology Ltd. (H Shares)	12,000	6,623
Tsingtao Brewery Co. Ltd. (H Shares)	8,000	43,222
Weichai Power Co. Ltd. (H Shares)	5,000	26,788
Weifu High-Technology Co. Ltd. (B Shares)	700	2,059
Weiqiao Textile Co. Ltd. (H Shares)	9,500	4,888
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	11,200	6,427
Yantai Changyu Pioneer Wine Co. (B Shares)	2,500	26,227
Yanzhou Coal Mining Co. Ltd. (H Shares)	28,000	66,812
Common Stocks - continued
	Shares	Value
China - continued
Zhaojin Mining Industry Co. Ltd. (H Shares)	13,000	$ 23,334
Zhejiang Expressway Co. Ltd. (H Shares)	24,000	16,835
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	16,100	7,020
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	9,000	19,845
Zijin Mining Group Co. Ltd. (H Shares)	72,000	31,659
ZTE Corp. (H Shares)	7,600	20,678
TOTAL CHINA		5,794,566
Colombia - 1.1%
Almacenes Exito SA	3,105	42,196
BanColombia SA	5,267	81,411
BanColombia SA:
sponsored ADR	76	4,713
(PN)	3,787	58,493
Cementos Argos SA	4,363	26,272
Corp. Financiera Colombiana SA	1,309	24,933
Corp. Financiera Colombiana SA (RFD) (a)	9	167
Ecopetrol SA	60,851	154,632
Grupo de Inversiones Surameric	3,117	52,484
Interconexion Electrica SA ESP	3,716	23,033
Inversiones Argos SA	4,374	40,497
Isagen SA ESP	12,829	14,777
TOTAL COLOMBIA		523,608
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S	2,950	119,093
Komercni Banka A/S	161	30,745
Telefonica Czech Republic A/S	1,706	33,996
TOTAL CZECH REPUBLIC		183,834
Egypt - 0.4%
Commercial International Bank Ltd.	5,322	21,161
Commercial International Bank Ltd. sponsored GDR	1,510	5,949
EFG-Hermes Holding SAE	4,547	9,277
Egyptian Co. for Mobile Services (MobiNil)	554	9,741
Egyptian Iron & Steel (a)	1,787	1,349
Egyptian Kuwaiti Holding	14,293	16,151
El Ezz Steel Rebars SAE	6,112	5,931
Elsewedy Electric Co.	1,325	5,715
Maridive & Oil Services S.A.E.	1,763	3,138
National Societe Generale Bank	2,196	10,291
Orascom Construction Industries SAE	1,119	47,240
Orascom Construction Industries SAE GDR	209	8,674
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Telecom Holding SAE (a)	31,453	$ 19,096
Orascom Telecom Media & Technology Holding SAE (a)	31,453	5,791
Sidi Kerir Petrochemcials Co.	3,402	7,799
Talaat Moustafa Group Holding	20,983	14,027
Telecom Egypt SAE	5,958	14,923
TOTAL EGYPT		206,253
Hong Kong - 4.3%
Beijing Enterprises Holdings Ltd.	8,000	46,420
China Agri-Industries Holding Ltd.	25,000	20,277
China Everbright Ltd.	14,000	22,926
China Insurance International Holdings Co. Ltd. (a)	9,200	16,988
China Merchant Holdings International Co. Ltd.	16,000	53,228
China Mobile Ltd.	69,000	705,171
China Mobile Ltd. sponsored ADR	2,600	132,808
China Overseas Land & Investment Ltd.	56,000	104,414
China Resources Enterprise Ltd.	16,000	55,188
China Resources Power Holdings Co. Ltd.	22,000	42,949
China Unicom Ltd.	94,000	173,010
Citic Pacific Ltd.	13,000	24,910
CNOOC Ltd.	205,000	417,629
CNOOC Ltd. sponsored ADR	400	81,360
Franshion Properties China Ltd.	50,000	12,185
Guangdong Investment Ltd.	24,000	13,895
Lenovo Group Ltd.	94,000	75,270
Poly (Hong Kong) Investments Ltd.	30,000	14,932
Shanghai Industrial Holdings Ltd.	8,000	25,531
Shenzhen Investment Ltd.	26,628	5,562
Sino-Ocean Land Holdings Ltd.	46,500	23,924
Sinotruk Hong Kong Ltd.	17,500	9,884
Yuexiu Property Co. Ltd.	76,000	13,034
TOTAL HONG KONG		2,091,495
Hungary - 0.4%
Magyar Telekom PLC	6,905	16,419
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	1,018	85,063
OTP Bank PLC	4,032	71,916
Richter Gedeon PLC	200	32,890
TOTAL HUNGARY		206,288
Indonesia - 3.2%
PT Adaro Energy Tbk	177,500	36,132
PT Aneka Tambang Tbk	61,000	12,756
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Astra Agro Lestari Tbk	7,500	$ 17,186
PT Astra International Tbk	41,500	364,222
PT Bank Central Asia Tbk	171,500	152,614
PT Bank Danamon Indonesia Tbk Series A	32,500	16,358
PT Bank Mandiri (Persero) Tbk	131,500	98,004
PT Bank Negara Indonesia (Persero) Tbk	57,000	22,984
PT Bank Rakyat Indonesia Tbk	172,000	131,057
PT Bumi Resources Tbk	252,000	71,480
PT Charoen Pokphand Indonesia Tbk	117,500	32,675
PT Gudang Garam Tbk	7,500	47,553
PT Indo Tambangraya Megah Tbk	5,500	22,453
PT Indocement Tunggal Prakarsa Tbk	16,500	31,110
PT Indofood Sukses Makmur Tbk	51,000	27,230
PT Indosat Tbk	29,500	17,884
PT International Nickel Indonesia Tbk	36,000	16,018
PT Kalbe Farma Tbk	105,000	41,171
PT Perusahaan Gas Negara Tbk Series B	112,500	42,235
PT Semen Gresik (Persero) Tbk	41,000	51,535
PT Tambang Batubbara Bukit Asam Tbk	13,500	30,259
PT Telkomunikasi Indonesia Tbk Series B	130,500	99,488
PT Unilever Indonesia Tbk	22,000	47,965
PT United Tractors Tbk	36,000	113,526
TOTAL INDONESIA		1,543,895
Malaysia - 4.4%
AMMB Holdings Bhd	30,200	58,086
Axiata Group Bhd	89,000	136,653
Berjaya Sports Toto Bhd	14,700	21,169
British American Tobacco (Malaysia) Bhd	1,900	30,860
Bumiputra-Commerce Holdings Bhd	77,700	176,527
DiGi.com Bhd	82,800	107,805
Gamuda Bhd	29,700	36,130
Genting Bhd	38,100	139,297
Genting Malaysia Bhd	36,300	48,217
Hong Leong Bank Bhd	6,000	22,410
IJM Corp. Bhd	16,500	31,139
IOI Corp. Bhd	62,400	110,787
Kuala Lumpur Kepong Bhd	7,200	60,838
Lafarge Malayan Cement Bhd	6,300	13,837
Malayan Banking Bhd	77,889	209,992
Malaysian Plantations Bhd	18,200	23,636
Maxis Bhd	28,300	53,129
Common Stocks - continued
	Shares	Value
Malaysia - continued
MISC Bhd	24,300	$ 47,378
MMC Corp. Bhd	20,300	18,688
Parkson Holdings Bhd	9,300	17,276
Petronas Chemicals Group Bhd	41,900	91,887
Petronas Dagangan Bhd	3,900	23,081
Petronas Gas Bhd	10,800	55,678
PPB Group Bhd	8,300	46,228
Proton Holdings Bhd	1,900	3,373
Public Bank Bhd (For. Reg.)	47,000	209,850
RHB Capital Bhd	3,835	8,978
Sime Darby Bhd	62,700	188,420
SP Setia Bhd	21,000	27,273
Telekom Malaysia Bhd	17,500	27,618
Tenaga Nasional Bhd	19,900	39,257
UEM Land Holdings Bhd (a)	23,800	18,154
UMW Holdings Bhd	12,600	28,626
YTL Power International Bhd	38,000	23,114
TOTAL MALAYSIA		2,155,391
Mexico - 5.2%
Alfa SA de CV Series A	3,200	42,012
America Movil SAB de CV Series L	596,600	692,877
Cemex SA de CV unit	148,000	100,247
Fomento Economico Mexicano SAB de CV unit	29,300	205,271
Grupo Aeroportuario del Pacifico SA de CV Series B	7,100	26,605
Grupo Bimbo Sab de CV Series A	31,200	69,406
Grupo Carso SA de CV Series A1	8,400	25,098
Grupo Elektra SA de CV	1,040	91,014
Grupo Financiero Banorte SAB de CV Series O	31,000	123,513
Grupo Financiero Inbursa SAB de CV Series O	23,700	48,759
Grupo Mexico SA de CV Series B	106,407	338,821
Grupo Modelo SAB de CV Series C	8,500	52,677
Grupo Televisa SA de CV	38,000	149,916
Industrias Penoles SA de CV	2,255	107,868
Inmuebles Carso SAB de CV (a)	13,600	10,954
Kimberly-Clark de Mexico SA de CV Series A	5,200	29,494
Mexichem SAB de CV	10,100	34,919
Minera Frisco SAB de CV (a)	10,200	46,054
Organizacion Soriana SA Series B (a)	4,500	11,288
Urbi, Desarrollos Urbanos, SA de CV (a)	9,400	13,390
Wal-Mart de Mexico SA de CV Series V	99,000	305,819
TOTAL MEXICO		2,526,002
Common Stocks - continued
	Shares	Value
Morocco - 0.1%
Douja Promotion Groupe Addoha SA	2,044	$ 17,287
Maroc Telecom SA	2,420	39,783
TOTAL MOROCCO		57,070
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	3,877	8,018
MCB Bank Ltd.	5,912	11,303
National Bank of Pakistan (a)	3,125	1,499
Oil & Gas Development Co. Ltd.	11,017	18,573
Pakistan Petroleum Ltd.	3,829	7,421
Pakistan State Oil Co. Ltd.	1,687	4,798
Pakistan Telecommunication Co. Ltd. Class A	12,499	1,544
TOTAL PAKISTAN		53,156
Peru - 0.3%
Compania de Minas Buenaventura SA	474	20,448
Compania de Minas Buenaventura SA sponsored ADR	2,299	98,627
Volcan Compania Minera SAA Class B	20,751	27,087
TOTAL PERU		146,162
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	31,700	30,902
Aboitiz Power Corp.	24,800	17,466
Ayala Land, Inc.	75,000	30,889
Banco de Oro Universal Bank	11,510	16,092
Bank of the Philippine Islands (BPI)	20,990	29,689
Globe Telecom, Inc.	650	17,660
Jollibee Food Corp.	6,680	15,236
Manila Electric Co.	4,930	32,169
Metropolitan Bank & Trust Co.	11,090	19,617
Philippine Long Distance Telephone Co.	650	41,534
SM Investments Corp.	2,710	39,247
SM Prime Holdings, Inc.	41,100	15,719
Yala Corp.	2,740	22,441
TOTAL PHILIPPINES		328,661
Poland - 1.3%
Bank Handlowy w Warszawie SA	347	8,044
Bank Polska Kasa Opieki SA	1,514	73,946
BRE Bank SA (a)	107	9,782
ENEA SA	1,706	9,543
Get Bank SA (a)	9,389	5,354
Getin Holding SA (a)	3,208	2,426
Common Stocks - continued
	Shares	Value
Poland - continued
Globe Trade Centre SA (a)	614	$ 2,013
ING Bank Slaski SA	550	14,011
KGHM Polska Miedz SA (Bearer)	2,152	93,103
Polish Oil & Gas Co.	18,614	22,440
Polska Grupa Energetyczna SA	7,123	45,231
Polski Koncern Naftowy Orlen SA (a)	4,491	51,107
Powszechna Kasa Oszczednosci Bank SA	8,936	96,512
Powszechny Zaklad Ubezpieczen SA	876	90,702
Tauron Polska Energia SA	18,787	31,440
Telekomunikacja Polska SA	9,028	48,403
TVN SA	3,669	12,792
TOTAL POLAND		616,849
Russia - 6.3%
Aeroflot - Russian Airlines (a)	6,800	11,229
Federal Grid Co. Unified Energy System JSC (a)	3,020,000	31,507
Gazprom OAO sponsored ADR (Reg. S)	64,720	783,112
Inter Rao Ues JSC (a)	21,400,000	23,230
Interregional Distribution Grid Companies Holding JSC (a)	253,540	23,138
Interregional Distribution Grid Companies Holding JSC rights 2/6/12 (a)	12,162	0
Lukoil Oil Co. sponsored ADR (United Kingdom)	8,700	509,385
Magnitogorsk Iron & Steel Works OJSC unit	1,999	11,894
Mobile TeleSystems OJSC sponsored ADR	6,500	108,940
Mosenergo AO (a)	208,937	12,419
Norilsk Nickel OJSC ADR	6,468	124,250
NOVATEK OAO GDR	1,279	172,281
Novolipetsk Steel OJSC GDR (Reg. S)	1,129	27,819
OGK-4 OJSC (a)	300,601	25,251
PIK Group GDR (Reg. S) unit (a)	500	1,200
Raspadskaya OAO (a)	2,560	8,981
Rosneft Oil Co. OJSC GDR (Reg. S)	25,130	185,208
Rostelecom sponsored ADR	3,181	92,249
RusHydro JSC sponsored ADR	16,060	62,313
Sberbank (Savings Bank of the Russian Federation)	39,030	116,310
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	19,987	239,844
Severstal JSC GDR (Reg. S)	2,490	35,806
Surgutneftegaz JSC sponsored ADR	9,330	87,329
Tatneft OAO sponsored ADR	3,520	122,707
TGK-1 OAO (a)	16,396,533	5,153
TMK OAO GDR (Reg. S)	1,103	13,037
Common Stocks - continued
	Shares	Value
Russia - continued
Uralkali JSC GDR (Reg. S)	3,492	$ 124,106
VTB Bank JSC unit	18,840	88,134
TOTAL RUSSIA		3,046,832
South Africa - 9.5%
Absa Group Ltd.	5,124	97,167
Adcock Ingram Holdings Ltd.	2,750	22,038
Aeci Ltd.	1,710	18,592
African Bank Investments Ltd.	9,515	44,424
African Oxygen Ltd.	3,701	8,422
African Rainbow Minerals Ltd.	1,249	29,448
Allied Technologies Ltd.	1,005	6,736
Anglo Platinum Ltd.	1,037	73,486
AngloGold Ashanti Ltd.	5,283	242,148
ArcelorMittal South Africa Ltd.	3,344	29,168
Aspen Pharmacare Holdings Ltd.	4,367	55,698
Aveng Ltd.	5,824	25,902
AVI Ltd.	5,171	27,450
Barloworld Ltd.	3,169	35,489
Bidvest Group Ltd.	4,200	90,170
Capital Property Fund	24,141	28,317
Capitec Bank Holdings Ltd.	726	16,925
Clicks Group Ltd.	3,955	20,084
Discovery Holdings Ltd.	3,754	21,848
Exxaro Resources Ltd.	1,526	37,671
FirstRand Ltd.	55,000	158,644
Foschini Ltd.	3,387	47,067
Fountainhead Property Trust	19,741	17,676
Gold Fields Ltd.	9,484	156,659
Grindrod Ltd.	5,770	11,027
Growthpoint Properties Ltd.	20,864	53,109
Harmony Gold Mining Co. Ltd.	5,503	66,827
Illovo Sugar Ltd.	4,010	13,080
Impala Platinum Holdings Ltd.	8,559	187,968
Imperial Holdings Ltd.	2,875	50,978
Investec Ltd.	4,148	25,415
JD Group Ltd.	3,315	20,990
JSE Ltd.	1,523	14,903
Kumba Iron Ore Ltd.	1,366	93,699
Lewis Group Ltd.	1,593	15,154
Liberty Holdings Ltd.	2,183	23,785
Life Healthcare Group Holdings Ltd.	11,283	30,597
Common Stocks - continued
	Shares	Value
South Africa - continued
Massmart Holdings Ltd.	1,192	$ 26,835
Mediclinic International Ltd.	5,088	23,137
Mmi Holdings Ltd.	20,655	47,953
Mondi Ltd.	1,249	9,980
Mpact Ltd. (a)	4,100	7,867
Mr Price Group Ltd.	3,025	33,373
MTN Group Ltd.	25,856	440,536
Murray & Roberts Holdings Ltd. (a)	5,468	18,745
Nampak Ltd.	9,933	28,715
Naspers Ltd. Class N	5,566	278,934
Nedbank Group Ltd.	3,490	69,896
Netcare Ltd.	20,911	36,297
Northam Platinum Ltd.	3,776	16,277
Pick 'n Pay Stores Ltd.	3,090	18,023
Pick'n Pay Holdings Ltd.	3,712	9,059
Pretoria Portland Cement Co. Ltd.	6,472	23,412
Remgro Ltd.	6,268	101,984
Reunert Ltd.	2,498	20,817
RMB Holdings Ltd.	14,452	53,813
Royal Bafokeng Holdings (Pty) Ltd. (a)	1,582	12,020
Sanlam Ltd.	28,000	108,092
Santam Ltd.	494	9,279
Sappi Ltd. (a)	6,256	20,646
Sasol Ltd.	8,837	452,047
Shoprite Holdings Ltd.	7,663	127,445
Spar Group Ltd.	1,941	27,497
Standard Bank Group Ltd.	21,848	299,475
Steinhoff International Holdings Ltd.	23,000	73,550
Sun International Ltd.	1,369	15,813
Telkom SA Ltd.	5,317	20,063
Tiger Brands Ltd.	1,908	61,505
Tongaat Hulett Ltd.	1,517	20,084
Truworths International Ltd.	5,519	55,213
Vodacom Group (Pty) Ltd.	5,485	67,600
Wilson Bayly Holmes-Ovcon Ltd.	639	8,991
Woolworths Holdings Ltd.	12,207	65,580
TOTAL SOUTH AFRICA		4,629,314
Taiwan - 12.0%
Acer, Inc.	32,000	44,710
Advanced Semiconductor Engineering, Inc.	96,000	100,924
Advantech Co. Ltd.	6,000	18,165
Common Stocks - continued
	Shares	Value
Taiwan - continued
Asia Cement Corp.	33,000	$ 39,584
ASUSTeK Computer, Inc.	11,000	86,974
AU Optronics Corp.	128,000	68,168
Capital Securities Corp.	33,195	13,740
Catcher Technology Co. Ltd.	11,000	68,390
Cathay Financial Holding Co. Ltd.	111,000	126,584
Cathay Real Estate Development Co. Ltd.	24,000	9,285
Chang Hwa Commercial Bank	47,000	26,601
Cheng Shin Rubber Industry Co. Ltd.	27,000	64,045
Cheng Uei Precision Industries Co. Ltd.	5,000	11,793
Chicony Electronics Co. Ltd.	10,000	17,571
Chimei Innolux Corp. (a)	96,000	44,440
China Airlines Ltd.	31,000	14,560
China Airlines Ltd. rights 2/4/12 (a)	3,043	223
China Development Finance Holding Corp.	139,000	41,284
China Motor Co. Ltd.	8,000	8,528
China Steel Corp.	158,000	156,425
Chinatrust Financial Holding Co. Ltd.	153,102	98,809
Chunghwa Picture Tubes, Ltd. (a)	22,000	1,070
Chunghwa Telecom Co. Ltd.	53,000	172,116
CMC Magnetics Corp. (a)	30,000	5,464
Compal Communications, Inc.	4,000	7,447
Compal Electronics, Inc.	54,000	60,578
Coretronic Corp.	14,000	11,826
D-Link Corp.	13,000	9,642
Delta Electronics, Inc.	32,000	82,717
E.Sun Financial Holdings Co. Ltd.	37,000	17,378
Epistar Corp.	10,000	24,497
Eternal Chemical Co. Ltd.	11,000	8,995
EVA Airways Corp.	26,900	18,042
Evergreen Marine Corp. (Taiwan)	17,000	9,507
Far Eastern International Bank	31,000	12,203
Far Eastern Textile Ltd.	49,000	60,184
Far EasTone Telecommunications Co. Ltd.	22,000	42,372
Faraday Technology Corp.	2,000	2,832
Feng Hsin Iron & Steel Co.	10,000	16,726
First Financial Holding Co. Ltd.	80,000	49,062
Formosa Chemicals & Fibre Corp.	55,000	157,966
Formosa Petrochemical Corp.	27,000	84,207
Formosa Plastics Corp.	83,000	241,750
Formosa Taffeta Co. Ltd.	17,000	16,314
Foxconn Technology Co. Ltd.	17,000	66,633
Common Stocks - continued
	Shares	Value
Taiwan - continued
Fubon Financial Holding Co. Ltd.	93,000	$ 103,700
Giant Manufacturing Co. Ltd.	5,000	21,118
HannStar Display Corp. (a)	88,000	6,155
Hon Hai Precision Industry Co. Ltd. (Foxconn)	146,000	470,140
HTC Corp.	12,000	196,858
Hua Nan Financial Holdings Co. Ltd.	83,672	47,498
Inotera Memories, Inc. (a)	38,000	6,998
Inventec Corp.	54,000	22,808
KGI Securities Co. Ltd.	42,000	17,739
Largan Precision Co. Ltd.	2,000	42,980
LITE-ON IT Corp.	6,000	5,890
Lite-On Technology Corp.	32,000	40,547
Macronix International Co. Ltd.	52,000	22,842
MediaTek, Inc.	16,000	152,728
Mega Financial Holding Co. Ltd.	123,000	84,369
Micro-Star International Co. Ltd.	10,000	4,241
Mitac International Corp.	14,000	4,617
Nan Ya Plastics Corp.	107,000	225,967
Nan Ya Printed Circuit Board Corp.	5,000	11,793
Nanya Technology Corp. (a)	12,000	977
Novatek Microelectronics Corp.	7,000	19,892
Oriental Union Chemical Corp.	9,000	13,077
Pegatron Corp.	27,000	32,661
Pou Chen Corp.	37,000	32,443
Powerchip Technology Corp. (a)	31,000	1,267
President Chain Store Corp.	9,000	48,353
President Securities Corp.	16,000	8,001
Qisda Corp.	21,000	5,208
Quanta Computer, Inc.	41,000	87,555
Realtek Semiconductor Corp.	5,000	9,258
Ritek Corp. (a)	30,000	4,724
Shin Kong Financial Holding Co. Ltd. (a)	85,000	25,820
Siliconware Precision Industries Co. Ltd.	44,000	50,630
Sinopac Holdings Co.	88,000	27,505
Synnex Technology International Corp.	18,000	44,399
Taishin Financial Holdings Co. Ltd.	75,000	27,876
Taiwan Business Bank	40,000	13,137
Taiwan Cement Corp.	52,000	64,835
Taiwan Cooperative Financial Holding Co. Ltd. (a)	70,000	43,757
Taiwan Fertilizer Co. Ltd.	11,000	28,508
Taiwan Glass Industry Corp.	25,000	28,890
Taiwan Mobile Co. Ltd.	23,900	72,277
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Secom Co.	6,000	$ 11,495
Taiwan Semiconductor Manufacturing Co. Ltd.	298,000	790,354
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	152,064
Tatung Co. Ltd. (a)	41,000	11,651
TECO Electric & Machinery Co. Ltd.	25,000	16,515
Ton Yi Industrial Corp.	13,000	6,677
Transcend Information, Inc.	2,000	5,386
U-Ming Marine Transport Corp.	8,000	12,299
Unified-President Enterprises Corp.	59,000	87,119
Unimicron Technology Corp.	17,000	22,374
United Microelectronics Corp.	171,000	90,171
Vanguard International Semiconductor Corp.	5,000	2,027
Walsin Lihwa Corp.	47,000	16,596
Wan Hai Lines Ltd.	14,000	7,805
Waterland Financial Holdings Co. Ltd.	36,144	11,859
Winbond Electronics Corp. (a)	62,000	10,098
Wistron Corp.	25,000	37,506
Yageo Corp.	31,000	9,532
Yang Ming Marine Transport Corp.	16,900	7,424
Yuanta Financial Holding Co. Ltd.	132,570	74,807
Yuen Foong Yu Paper Manufacturing Co.	31,000	13,251
Yulon Motor Co. Ltd.	18,000	35,215
TOTAL TAIWAN		5,852,594
Thailand - 2.0%
Advanced Info Service PCL	3,600	17,541
Advanced Info Service PCL (For. Reg.)	13,500	65,779
Airports of Thailand PCL (For. Reg.)	6,400	10,894
Bangkok Bank Public Co. Ltd. (For. Reg.)	6,000	32,236
Bank of Ayudhya PCL	35,200	25,216
Banpu PCL (For. Reg.)	1,650	31,413
BEC World PCL (For. Reg.)	11,700	16,329
C.P. Seven Eleven PCL	4,700	8,872
C.P. Seven Eleven PCL (For. Reg.)	25,900	48,892
Central Pattana PCL (For. Reg.)	13,100	16,592
Charoen Pokphand Foods PCL	5,200	5,873
Charoen Pokphand Foods PCL (For. Reg.)	37,000	41,788
Delta Electronics PCL (For. Reg.)	6,100	4,212
Electricity Generating PCL (For. Reg.)	2,400	7,086
Indorama Ventures PCL (For. Reg.)	16,000	16,521
IRPC Public Co. Ltd. (For. Reg.)	112,300	16,597
Kasikornbank PCL (For. Reg.)	14,500	61,996
Common Stocks - continued
	Shares	Value
Thailand - continued
Krung Thai Bank PCL (For. Reg.)	26,600	$ 13,133
Land & House PCL (For. Reg.)	30,700	6,340
PTT Exploration and Production PCL	1,800	10,281
PTT Exploration and Production PCL (For. Reg.)	16,500	94,240
PTT Global Chemical PCL (a)	2,700	5,794
PTT Global Chemical PCL (For. Reg.) (a)	19,239	41,284
PTT PCL	1,300	14,263
PTT PCL (For. Reg.)	10,700	117,393
Ratchaburi Electric Generating Holding PCL	4,700	6,673
Siam Cement PCL (For. Reg.)	3,800	49,539
Siam City Cement PCL (For. Reg.)	1,100	9,122
Siam Commercial Bank PCL	1,700	6,638
Siam Commercial Bank PCL (For. Reg.)	19,400	75,747
Siam Makro PCL (For. Reg.)	1,600	13,217
Thai Airways International PCL	5,100	3,900
Thai Airways International PCL (For. Reg.)	9,500	7,265
Thai Oil PCL	3,000	6,220
Thai Oil PCL (For. Reg.)	9,500	19,696
Thai Union Frozen Products PCL (For. Reg.)	6,600	14,163
TMB PCL (For. Reg.)	276,100	14,879
Total Access Communication PCL	11,800	25,511
TOTAL THAILAND		983,135
Turkey - 1.3%
Akbank T.A.S.	17,574	66,067
Anadolu Efes Biracilik ve Malt Sanayii A/S	2,853	39,899
Arcelik A/S	3,608	15,635
Asya Katilim Bankasi A/S (a)	10,029	9,539
Bim Birlesik Magazalar A/S JSC	1,116	34,386
Coca-Cola Icecek A/S	1,327	17,363
Dogan Sirketler Grubu Holding A/S (a)	16,412	5,634
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	12,564	14,990
Enka Insaat ve Sanayi A/S	5,618	15,397
Eregli Demir ve Celik Fabrikalari T.A.S.	12,390	27,124
Ford Otomotiv Sanayi A/S	1,028	9,199
Haci Omer Sabanci Holding A/S	6,562	25,112
Koc Holding A/S	11,518	44,856
Tofas Turk Otomobil Fabrikasi A/S	1,665	7,065
Tupras-Turkiye Petrol Rafinerileri A/S	1,157	26,371
Turk Hava Yollari AO	10,745	14,211
Turk Sise ve Cam Fabrikalari A/S	6,967	14,311
Turk Telekomunikasyon A/S	8,245	36,842
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkcell Iletisim Hizmet A/S	4,300	$ 22,123
Turkiye Garanti Bankasi A/S	18,438	66,617
Turkiye Halk Bankasi A/S	4,616	30,394
Turkiye Is Bankasi A/S Series C	15,645	32,665
Turkiye Vakiflar Bankasi TAO	8,853	14,399
Yapi ve Kredi Bankasi A/S (a)	13,351	24,795
TOTAL TURKEY		614,994
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC (a)	25,061	19,991
Air Arabia PJSC (a)	46,460	8,247
Aldar Properties PJSC (a)	12,000	3,071
Dana Gas PJSC (a)	67,360	7,335
DP World Ltd.	2,999	32,839
Dubai Financial Market PJSC (a)	29,430	6,490
Dubai Islamic Bank Pakistan Ltd. (a)	16,694	9,544
Emaar Properties (a)	36,671	27,355
First Gulf Bank PJSC	2,010	9,385
TOTAL UNITED ARAB EMIRATES		124,257
TOTAL COMMON STOCKS (Cost $39,619,837)		42,151,487
Investment Companies - 0.2%

PowerShares India Portfolio ETF (Cost $117,137)	6,200	119,970
Government Obligations - 1.6%
Principal Amount
United States of America - 1.6%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.07% 3/8/12 to 5/31/12 (c) (Cost $799,912)	$ 800,000	799,887
Money Market Funds - 11.5%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b) (Cost $5,581,457)	5,581,457	$ 5,581,457
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,118,343)		48,652,801
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,265)
NET ASSETS - 100%		$ 48,633,536
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 NYSE E-mini MSCI Emerging Markets Index Contracts	March 2012	$ 1,834,560	$ 121,649

The face value of futures purchased as a percentage of net assets is 3.8%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return of a custom basket of Indian securities and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with JPMorgan Chase, Inc.	Jan. 2013	$ 4,325,407	$ 204,191
Security Type Abbreviations
ETF	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,924.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,217
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 9,057,879	$ 9,057,879	$ -	$ -
Taiwan	5,852,594	4,580,008	1,272,586	-
China	5,794,566	4,542,203	1,250,798	1,565
South Africa	4,629,314	3,711,633	917,681	-
Russia	3,046,832	3,046,832	-	-
Mexico	2,526,002	2,526,002	-	-
Malaysia	2,155,391	2,155,391	-	-
Hong Kong	2,091,495	795,685	1,295,810	-
Indonesia	1,543,895	1,444,407	99,488	-
Other	5,453,519	5,389,862	63,657	-
Investment Companies	119,970	119,970	-	-
Government Obligations	799,887	-	799,887	-
Money Market Funds	5,581,457	5,581,457	-	-
Total Investments in Securities:	$ 48,652,801	$ 42,951,329	$ 5,699,907	$ 1,565
Derivative Instruments:
Assets
Futures Contracts	$ 121,649	$ 121,649	$ -	$ -
Swap Agreements	204,191	-	204,191	-
Total Assets	$ 325,840	$ 121,649	$ 204,191	$ -
Total Derivative Instruments:	$ 325,840	$ 121,649	$ 204,191	$ -
Transfers from Level 2 to Level 1 during the period were $10,289,724.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,745
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	164
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,401
Transfers out of Level 3	(1,745)
Ending Balance	$ 1,565
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 164

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $46,124,061. Net unrealized appreciation aggregated $2,528,740, of which $3,449,510 related to appreciated investment securities and $920,770 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Global ex U.S. Index Fund

January 31, 2012

1.929354.100

GUX-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	1,219	$ 18,881
Alumina Ltd.	6,929	9,420
Amcor Ltd.	3,146	23,512
AMP Ltd.	7,616	34,524
Asciano Ltd. unit	2,494	12,444
ASX Ltd.	424	13,499
Australia & New Zealand Banking Group Ltd.	7,000	159,102
Bendigo & Adelaide Bank Ltd.	1,038	9,135
BHP Billiton Ltd.	8,484	336,021
Boral Ltd.	2,274	9,753
Brambles Ltd.	3,727	28,764
Caltex Australia Ltd.	247	3,338
Campbell Brothers Ltd.	200	11,041
CFS Retail Property Trust	5,184	9,438
Coca-Cola Amatil Ltd.	1,512	18,539
Cochlear Ltd.	167	10,531
Commonwealth Bank of Australia	4,153	223,351
Computershare Ltd.	1,231	9,997
Crown Ltd.	1,242	10,667
CSL Ltd.	1,378	45,540
DEXUS Property Group unit	12,851	12,142
Echo Entertainment Group Ltd. (a)	1,984	7,603
Fortescue Metals Group Ltd.	3,478	18,646
Goodman Group unit	18,323	12,449
Harvey Norman Holdings Ltd.	1,286	2,812
Iluka Resources Ltd.	1,135	22,074
Incitec Pivot Ltd.	3,996	13,617
Insurance Australia Group Ltd.	5,643	17,433
John Fairfax Holdings Ltd.	7,386	5,802
Leighton Holdings Ltd.	440	10,944
Lend Lease Group unit	1,425	11,119
Lynas Corp. Ltd. (a)	5,229	7,355
Macquarie Group Ltd.	900	24,364
Metcash Ltd.	2,235	9,586
Mirvac Group unit	8,873	11,633
National Australia Bank Ltd.	5,852	148,168
Newcrest Mining Ltd.	2,036	72,883
OneSteel Ltd.	2,312	1,816
Orica Ltd.	949	24,935
Origin Energy Ltd.	2,862	41,807
OZ Minerals Ltd.	920	10,655
Qantas Airways Ltd. (a)	2,104	3,518
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	2,922	$ 35,549
QR National Ltd.	4,151	16,349
Ramsay Health Care Ltd.	419	8,443
Rio Tinto Ltd.	1,124	82,524
Santos Ltd.	2,417	34,537
Sims Metal Management Ltd.	475	7,618
Sonic Healthcare Ltd.	974	11,612
SP AusNet unit	3,002	3,075
Stockland Corp. Ltd. unit	6,394	22,807
Suncorp-Metway Ltd.	3,459	30,882
Sydney Airport unit	845	2,395
Tabcorp Holdings Ltd.	1,229	3,797
Tattersall's Ltd.	3,857	10,400
Telstra Corp. Ltd.	11,865	41,944
The GPT Group unit	4,297	14,096
Toll Holdings Ltd.	1,997	10,579
Transurban Group unit	3,526	20,550
Wesfarmers Ltd.	2,646	85,113
Westfield Group unit	5,721	51,624
Westfield Retail Trust unit	7,871	21,140
Westpac Banking Corp.	8,058	180,925
Woodside Petroleum Ltd.	1,645	59,742
Woolworths Ltd.	3,207	84,399
WorleyParsons Ltd.	477	13,819
TOTAL AUSTRALIA		2,342,777
Austria - 0.2%
Erste Bank AG	502	11,024
IMMOFINANZ Immobilien Anlagen AG	2,728	8,774
OMV AG	399	13,081
Osterreichische Elektrizitatswirtschafts AG	231	6,275
Raiffeisen International Bank-Holding AG	92	3,129
Telekom Austria AG	922	10,745
Vienna Insurance Group AG Wien	73	3,151
Voestalpine AG	282	9,245
TOTAL AUSTRIA		65,424
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	4,110	17,690
Bailiwick of Jersey - 0.5%
Experian PLC	2,591	35,097
Glencore International PLC	2,084	13,505
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Petrofac Ltd.	637	$ 14,607
Randgold Resources Ltd.	233	26,534
Shire PLC	1,459	48,441
Wolseley PLC	752	26,038
WPP PLC	3,201	37,609
TOTAL BAILIWICK OF JERSEY		201,831
Belgium - 0.6%
Ageas	5,753	11,957
Anheuser-Busch InBev SA NV	2,129	129,436
Bekaert SA	71	2,887
Belgacom SA	383	11,955
Colruyt NV	226	8,544
Delhaize Group SA	284	15,466
Groupe Bruxelles Lambert SA	225	16,304
KBC Groupe SA	451	8,550
Mobistar SA	54	2,701
Solvay SA Class A	170	16,763
UCB SA	262	10,654
Umicore SA	301	13,994
TOTAL BELGIUM		249,211
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	6,000	6,414
Cheung Kong Infrastructure Holdings Ltd.	1,000	5,693
China Gas Holdings Ltd.	8,000	3,724
China Resources Gas Group Ltd.	2,000	2,883
China Yurun Food Group Ltd.	3,000	4,959
CNPC (Hong Kong) Ltd.	6,000	9,470
Cosco Pacific Ltd.	4,000	5,560
Credicorp Ltd. (NY Shares)	167	18,981
First Pacific Co. Ltd.	6,000	6,855
GOME Electrical Appliances Holdings Ltd.	31,000	7,395
Haier Electronics Group Co. Ltd. (a)	4,000	4,116
Huabao International Holdings Ltd.	4,000	2,718
Kerry Properties Ltd.	1,500	5,754
Li & Fung Ltd.	16,000	34,990
Nine Dragons Paper (Holdings) Ltd.	4,000	2,698
Noble Group Ltd.	10,000	10,733
NWS Holdings Ltd.	4,127	6,684
Orient Overseas International Ltd.	500	2,611
Seadrill Ltd.	814	30,244
Common Stocks - continued
	Shares	Value
Bermuda - continued
Shangri-La Asia Ltd.	4,000	$ 8,304
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	2,899
Sinofert Holdings Ltd.	8,000	2,311
Skyworth Digital Holdings Ltd.	4,000	1,718
Yue Yuen Industrial (Holdings) Ltd.	1,500	4,594
TOTAL BERMUDA		192,308
Brazil - 3.6%
AES Tiete SA (PN) (non-vtg.)	200	2,863
All America Latina Logistica SA	1,300	7,478
Amil Participacoes SA	300	3,003
Anhanguera Educacional Participacoes SA	400	5,380
Banco Bradesco SA (PN)	5,000	89,858
Banco do Brasil SA	1,500	23,343
Banco do Estado do Rio Grande do Sul SA	600	6,909
Banco Santander SA (Brasil) unit	1,600	14,835
BM&F Bovespa SA	5,300	33,337
BR Malls Participacoes SA	1,100	12,006
Bradespar SA (PN)	600	12,078
Brasil Foods SA	1,700	33,665
Brasil Telecom SA (PN)	500	3,191
Braskem SA (PN-A)	300	2,685
Brookfield Incorporacoes SA	600	2,109
Centrais Eletricas Brasileiras SA (Electrobras)	900	9,246
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	600	8,791
Cetip SA	600	9,255
Cia.Hering SA	400	9,615
Cielo SA	600	17,874
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	300	12,534
Companhia de Bebidas das Americas (AmBev) (PN)	2,000	73,260
Companhia de Concessoes Rodoviarias	2,000	13,919
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	300	10,017
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	3,163
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,000	20,244
Companhia Energetica de Sao Paulo Series A	500	9,386
Companhia Paranaense de Energia-Copel (PN-B)	200	4,642
Companhia Siderurgica Nacional SA (CSN)	1,800	18,802
Cosan SA Industria e Comercio	400	6,472
CPFL Energia SA	400	5,907
Cyrela Brazil Realty SA	900	8,334
Diagnosticos da America SA	800	7,692
Common Stocks - continued
	Shares	Value
Brazil - continued
Drogasil SA	400	$ 3,320
Duratex SA	500	2,802
Ecorodovias Infraestrutura e Logistica SA	300	2,112
Eletropaulo Metropolitana SA (PN-B)	200	4,145
Embraer SA	1,500	10,354
Energias do Brasil SA	200	4,659
Fibria Celulose SA	400	3,262
Gerdau SA (PN)	2,400	22,871
Gol Linhas Aereas Inteligentes SA (PN)	400	2,752
HRT Participacoes em Petroleo SA GDR (a)	900	2,352
Hypermarcas SA	900	5,470
Itau Unibanco Banco Multiplo SA	6,000	120,604
Itausa-Investimentos Itau SA (PN)	6,100	39,940
JBS SA (a)	2,400	8,777
Klabin SA (PN) (non-vtg.)	900	4,172
Light SA	200	3,141
Localiza Rent A Car SA	200	3,284
Lojas Americanas SA (PN)	1,000	9,667
Lojas Renner SA	300	10,130
Metalurgica Gerdau SA (PN)	800	9,615
MMX Mineracao e Metalicos SA (a)	600	2,819
MRV Engenharia e Participacoes SA	1,000	7,698
Multiplan Empreendimentos Imobiliarios SA	300	6,868
Natura Cosmeticos SA	500	10,709
Odontoprev SA	200	3,342
OGX Petroleo e Gas Participacoes SA (a)	3,500	33,153
PDG Realty SA Empreendimentos e Participacoes	2,900	11,751
Petroleo Brasileiro SA - Petrobras:
(ON)	7,900	121,674
(PN) (non-vtg.)	11,100	156,094
Porto Seguro SA	200	2,378
Redecard SA	800	14,423
Rossi Residencial SA	400	2,161
Souza Cruz Industria e Comerico	1,000	13,015
Sul America SA unit	300	3,022
Suzano Papel e Celulose SA	500	2,118
TAM SA (PN) (ltd. vtg.)	200	4,279
Tele Norte Leste Participacoes SA	200	2,279
Tele Norte Leste Participacoes SA (PN)	500	4,808
Telefonica Brasil SA	800	22,276
Telemar Norte Leste SA (PN-A)	100	2,576
TIM Participacoes SA	2,100	11,659
Common Stocks - continued
	Shares	Value
Brazil - continued
Totvs SA	400	$ 6,877
Tractebel Energia SA	400	6,946
Ultrapar Participacoes SA	800	16,186
Usinas Siderurgicas de Minas Gerais SA - Usiminas	300	2,909
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,300	8,720
Vale SA	3,400	86,985
Vale SA (PN-A)	5,300	129,497
TOTAL BRAZIL		1,472,544
Canada - 7.9%
Agnico-Eagle Mines Ltd. (Canada)	431	16,157
Agrium, Inc.	418	33,694
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	344	10,446
ARC Resources Ltd.	783	18,983
Athabasca Oil Sands Corp. (a)	862	10,049
Bank of Montreal	1,682	97,775
Bank of Nova Scotia	2,882	148,102
Barrick Gold Corp.	2,622	129,328
Baytex Energy Corp.	326	18,739
BCE, Inc.	666	27,151
Bell Aliant, Inc.	256	7,169
Bombardier, Inc. Class B (sub. vtg.)	3,492	16,158
Bonavista Energy Corp.	399	9,009
Brookfield Asset Management, Inc. Class A	1,495	45,368
Brookfield Properties Corp.	689	11,894
CAE, Inc.	719	7,930
Cameco Corp.	1,014	23,521
Canadian Imperial Bank of Commerce	1,049	79,767
Canadian National Railway Co.	1,170	88,244
Canadian Natural Resources Ltd.	2,875	113,882
Canadian Oil Sands Ltd.	1,308	32,428
Canadian Pacific	465	33,161
Canadian Tire Ltd. Class A (non-vtg.)	200	12,817
Canadian Utilities Ltd. Class A (non-vtg.)	215	12,942
Cenovus Energy, Inc.	1,971	71,921
Centerra Gold, Inc.	472	9,344
CGI Group, Inc. Class A (sub. vtg.) (a)	596	12,036
CI Financial Corp.	456	9,809
Crescent Point Energy Corp.	663	30,322
Eldorado Gold Corp.	1,550	23,480
Empire Co. Ltd. Class A (non-vtg.)	52	2,930
Common Stocks - continued
	Shares	Value
Canada - continued
Enbridge, Inc.	1,932	$ 72,694
Encana Corp.	1,968	37,702
Enerplus Corp.	453	10,797
Fairfax Financial Holdings Ltd. (sub. vtg.)	52	21,106
Finning International, Inc.	466	12,729
First Quantum Minerals Ltd.	1,209	26,477
Fortis, Inc.	456	15,184
Franco-Nevada Corp.	319	14,411
George Weston Ltd.	148	9,610
Gildan Activewear, Inc.	354	7,703
Goldcorp, Inc.	2,112	102,151
Great-West Lifeco, Inc.	812	17,912
H&R REIT/H&R Finance Trust	300	6,971
Husky Energy, Inc.	885	21,614
IAMGOLD Corp.	1,044	17,418
IGM Financial, Inc.	292	13,046
Imperial Oil Ltd.	771	36,737
Industrial Alliance Life Insurance Co.	278	7,344
Inmet Mining Corp.	153	10,223
Intact Financial Corp.	320	18,867
Ivanhoe Mines Ltd. (a)	684	11,030
Kinross Gold Corp.	3,027	34,202
Loblaw Companies Ltd.	295	10,709
Magna International, Inc. Class A (sub. vtg.)	584	24,123
Manulife Financial Corp.	4,770	55,704
MEG Energy Corp. (a)	309	13,916
Metro, Inc. Class A (sub. vtg.)	258	14,084
National Bank of Canada	430	32,256
New Gold, Inc. (a)	1,086	12,715
Nexen, Inc.	1,346	24,121
Niko Resources Ltd.	138	6,742
Onex Corp. (sub. vtg.)	269	9,309
Open Text Corp. (a)	165	8,362
Osisko Mining Corp. (a)	943	11,247
Pacific Rubiales Energy Corp.	722	18,166
Pan American Silver Corp.	313	7,161
Pembina Pipeline Corp.	400	10,699
Pengrowth Energy Corp.	943	9,451
Penn West Petroleum Ltd.	1,240	27,020
Potash Corp. of Saskatchewan, Inc.	2,251	105,462
Power Corp. of Canada (sub. vtg.)	940	22,854
Power Financial Corp.	691	18,427
Common Stocks - continued
	Shares	Value
Canada - continued
Precision Drilling Corp. (a)	750	$ 7,696
Progress Energy Resources Corp.	593	6,280
Research In Motion Ltd. (a)	1,293	21,503
RioCan (REIT)	376	9,742
Ritchie Brothers Auctioneers, Inc.	293	6,905
Rogers Communications, Inc. Class B (non-vtg.)	1,084	41,674
Royal Bank of Canada	3,809	198,930
Saputo, Inc.	344	14,010
Shaw Communications, Inc. Class B	1,024	20,322
Shoppers Drug Mart Corp.	557	23,052
Silver Wheaton Corp.	916	32,675
SNC-Lavalin Group, Inc.	405	20,853
Sun Life Financial, Inc.	1,577	31,595
Suncor Energy, Inc.	4,227	145,600
Talisman Energy, Inc.	2,764	33,022
Teck Resources Ltd. Class B (sub. vtg.)	1,532	64,962
TELUS Corp.	168	9,469
TELUS Corp. (non-vtg.)	402	21,548
The Toronto-Dominion Bank	2,360	182,493
Thomson Reuters Corp.	1,029	28,261
Tim Hortons, Inc.	371	18,071
Tim Hortons, Inc. (Canada)	56	2,729
TMX Group, Inc.	211	9,021
Tourmaline Oil Corp. (a)	324	7,845
TransAlta Corp.	534	10,842
TransCanada Corp.	1,843	75,815
Valeant Pharmaceuticals International, Inc. (Canada) (a)	743	35,981
Vermilion Energy, Inc.	228	10,459
Viterra, Inc.	996	10,717
Yamana Gold, Inc.	1,959	33,895
TOTAL CANADA		3,268,979
Cayman Islands - 0.8%
Agile Property Holdings Ltd.	4,000	4,462
Alibaba.com Ltd.	2,500	2,695
Anta Sports Products Ltd.	2,000	2,014
ASM Pacific Technology Ltd.	400	5,147
Belle International Holdings Ltd.	12,000	19,496
Bosideng International Holdings Ltd.	12,000	3,451
China Mengniu Dairy Co. Ltd.	3,000	8,027
China Resources Cement Holdings Ltd.	4,000	2,888
China Resources Land Ltd.	6,000	10,599
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Rongsheng Heavy Industry Group Co. Ltd.	7,000	$ 2,193
China Shanshui Cement Group Ltd.	3,000	2,205
China State Construction International Holdings Ltd.	4,000	3,172
China ZhengTong Auto Services Holdings Ltd. (a)	2,000	2,089
China Zhongwang Holdings Ltd.	6,400	2,600
Country Garden Holdings Co. Ltd.	13,000	5,582
Daphne International Holdings Ltd.	4,000	5,158
Dongyue Group Co. Ltd.	4,000	3,342
Enn Energy Holdings Ltd.	2,000	6,073
Evergrande Real Estate Group Ltd.	16,000	7,592
Foxconn International Holdings Ltd. (a)	6,000	4,131
GCL-Poly Energy Holdings Ltd.	21,000	7,230
Geely Automobile Holdings Ltd.	10,000	2,953
Golden Eagle Retail Group Ltd. (H Shares)	2,000	4,585
Hengan International Group Co. Ltd.	2,000	17,885
Hengdeli Holdings Ltd.	4,000	1,537
Intime Department Store Group Co. Ltd.	2,000	2,429
Kingboard Chemical Holdings Ltd.	2,000	6,899
Lee & Man Paper Manufacturing Ltd.	9,000	3,679
Lifestyle International Holdings Ltd.	2,000	4,678
Longfor Properties Co. Ltd.	4,000	5,261
Lonking Holdings Ltd.	7,000	2,879
MStar Semiconductor, Inc.	1,000	6,352
Parkson Retail Group Ltd.	2,500	2,988
Renhe Commercial Holdings Co. Ltd.	18,000	2,135
Sands China Ltd.	6,400	21,663
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	2,634
Semiconductor Manufacturing International Corp. (a)	53,000	2,793
Shimao Property Holdings Ltd.	5,000	5,151
Shui On Land Ltd.	7,500	2,611
SOHO China Ltd.	3,500	2,297
Tencent Holdings Ltd.	2,700	66,044
Tingyi (Cayman Islands) Holding Corp.	6,000	17,524
Want Want China Holdings Ltd.	15,000	13,907
Wynn Macau Ltd.	4,000	10,254
Yingde Gases Group Co. Ltd.	3,500	4,039
Zhongsheng Group Holdings Ltd. Class H	1,500	2,990
TOTAL CAYMAN ISLANDS		326,313
Chile - 0.4%
AES Gener SA	4,705	2,728
Banco de Chile	42,412	6,384
Common Stocks - continued
	Shares	Value
Chile - continued
Banco de Credito e Inversiones	118	$ 7,681
Banco Santander Chile	194,976	15,349
CAP SA	224	9,407
Cencosud SA	2,252	12,803
Colbun SA	25,266	6,630
Compania Cervecerias Unidas SA	251	3,189
Compania de Petroleos de Chile SA (COPEC)	1,033	15,539
CorpBanca SA	188,853	2,786
E-CL SA	1,029	2,969
Empresa Nacional de Electricidad SA	9,544	14,745
Empresa Nacional de Telecomunicaciones SA (ENTEL)	333	6,096
Empresas CMPC SA	2,911	11,636
Enersis SA	33,568	12,154
Lan Airlines SA	400	10,041
SACI Falabella	668	5,744
Sociedad Quimica y Minera de Chile SA (PN-B)	238	13,967
Vina Concha y Toro SA	1,386	2,960
TOTAL CHILE		162,808
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	49,000	24,199
Air China Ltd. (H Shares)	4,000	3,193
Aluminum Corp. of China Ltd. (H Shares)	10,000	4,871
Angang Steel Co. Ltd. (H Shares)	6,000	4,317
Anhui Conch Cement Co. Ltd. (H Shares)	3,500	11,824
AviChina Industry & Technology Co. Ltd.	4,000	1,857
Bank Communications Co. Ltd. (H Shares)	18,000	14,437
Bank of China Ltd. (H Shares)	173,000	74,284
BBMG Corp. (H Shares)	2,500	1,905
Beijing Capital International Airport Co. Ltd. (H Shares)	6,000	3,110
BYD Co. Ltd. (H Shares) (a)	1,500	4,690
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	4,200	5,654
China BlueChemical Ltd. (H shares)	4,000	3,038
China CITIC Bank Corp. Ltd. (H Shares)	20,000	12,766
China Coal Energy Co. Ltd. (H Shares)	11,000	13,815
China Communications Construction Co. Ltd. (H Shares)	12,000	11,156
China Communications Services Corp. Ltd. (H Shares)	6,000	2,677
China Construction Bank Corp. (H Shares)	156,000	124,917
China Cosco Holdings Co. Ltd. (H Shares)	5,000	2,843
China International Marine Containers (Group) Ltd. (B Shares)	2,100	2,556
China Life Insurance Co. Ltd. (H Shares)	19,000	55,772
Common Stocks - continued
	Shares	Value
China - continued
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,000	$ 3,038
China Merchants Bank Co. Ltd. (H Shares)	10,500	23,179
China Minsheng Banking Corp. Ltd. (H Shares)	11,000	10,170
China Molybdenum Co. Ltd. (H Shares)	5,000	2,482
China National Building Materials Co. Ltd. (H Shares)	8,000	9,676
China Oilfield Services Ltd. (H Shares)	4,000	6,530
China Pacific Insurance Group Co. Ltd. (H Shares)	4,400	14,638
China Petroleum & Chemical Corp. (H Shares)	44,000	53,091
China Railway Construction Corp. Ltd. (H Shares)	5,500	3,574
China Railway Group Ltd. (H Shares)	10,000	3,572
China Shenhua Energy Co. Ltd. (H Shares)	9,000	39,573
China Ship Container Lines Co. Ltd. (H Shares) (a)	12,000	2,661
China Shipping Development Co. Ltd. (H Shares)	4,000	2,780
China Southern Airlines Ltd. (H Shares) (a)	4,000	2,063
China Telecom Corp. Ltd. (H Shares)	38,000	21,319
China Vanke Co. Ltd. (B Shares)	2,200	2,406
Chongqing Rural Commercial Bank Co. Ltd. (H Shares) (a)	6,000	3,396
CSG Holding Co. Ltd. (B Shares)	4,100	3,161
CSR Corp. Ltd. (H Shares)	5,000	3,295
Datang International Power Generation Co. Ltd. (H Shares)	14,000	4,676
Dongfang Electric Corp. Ltd. (H Shares)	800	2,362
Dongfeng Motor Group Co. Ltd. (H Shares)	8,000	14,958
Great Wall Motor Co. Ltd. (H Shares)	2,000	3,430
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,000	6,507
Guangzhou R F Properties Co. Ltd. (H Shares)	2,400	2,352
Huaneng Power International, Inc. (H Shares)	6,000	3,636
Industrial & Commercial Bank of China Ltd. (H Shares)	158,000	110,627
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,700	8,653
Jiangsu Expressway Co. Ltd. (H Shares)	4,000	3,987
Jiangxi Copper Co. Ltd. (H Shares)	4,000	10,181
Metallurgical Corp. China Ltd. (H Shares)	10,000	2,334
PetroChina Co. Ltd. (H Shares)	54,000	78,646
PICC Property & Casualty Co. Ltd. (H Shares)	6,601	8,699
Ping An Insurance Group Co. China Ltd. (H Shares)	4,500	35,627
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,000	3,683
Shanghai Electric Group Co. Ltd. (H Shares)	6,000	2,754
Shanghai Pharma Holding Co. Ltd. (H Shares)	1,200	1,987
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	3,546
Sinopharm Group Co. Ltd. (H Shares)	2,400	5,688
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	10,806
Weichai Power Co. Ltd. (H Shares)	1,000	5,358
Wumart Stores, Inc. (H Shares)	1,000	2,066
Common Stocks - continued
	Shares	Value
China - continued
Yanzhou Coal Mining Co. Ltd. (H Shares)	6,000	$ 14,317
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,500	2,692
Zhejiang Expressway Co. Ltd. (H Shares)	4,000	2,806
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,000	2,205
Zijin Mining Group Co. Ltd. (H Shares)	18,000	7,915
ZTE Corp. (H Shares)	1,000	2,721
TOTAL CHINA		959,704
Colombia - 0.2%
Almacenes Exito SA	533	7,243
BanColombia SA	649	10,032
BanColombia SA (PN)	731	11,291
Cementos Argos SA	515	3,101
Corp. Financiera Colombiana SA	146	2,781
Corp. Financiera Colombiana SA (RFD) (a)	3	56
Ecopetrol SA	10,411	26,456
Grupo de Inversiones Surameric	577	9,715
Interconexion Electrica SA ESP	1,172	7,264
Inversiones Argos SA	912	8,444
TOTAL COLOMBIA		86,383
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	383	15,462
Komercni Banka A/S	48	9,166
Telefonica Czech Republic A/S	363	7,234
TOTAL CZECH REPUBLIC		31,862
Denmark - 0.7%
A.P. Moller - Maersk A/S:
Series A	2	14,069
Series B	3	22,107
Carlsberg A/S Series B	288	21,871
Coloplast A/S Series B	65	9,596
Danske Bank A/S (a)	1,677	24,491
DSV de Sammensluttede Vognmaend A/S	547	11,174
Novo Nordisk A/S Series B	1,119	132,969
Novozymes A/S Series B	633	17,820
TDC A/S	1,091	8,504
Tryg A/S	51	2,770
Vestas Wind Systems A/S (a)	614	6,925
William Demant Holding A/S (a)	77	6,377
TOTAL DENMARK		278,673
Common Stocks - continued
	Shares	Value
Egypt - 0.1%
Commercial International Bank Ltd.	1,894	$ 7,531
EFG-Hermes Holding SAE	1,302	2,656
Egyptian Kuwaiti Holding	2,478	2,800
Orascom Construction Industries SAE	234	9,879
Orascom Telecom Holding SAE (a)	4,904	2,977
Orascom Telecom Media & Technology Holding SAE (a)	4,904	903
Telecom Egypt SAE	1,138	2,850
TOTAL EGYPT		29,596
Finland - 0.6%
Elisa Corp. (A Shares)	414	8,707
Fortum Corp.	1,247	27,401
Kesko Oyj	200	7,058
Kone Oyj (B Shares)	407	22,156
Metso Corp.	328	14,286
Neste Oil Oyj	256	2,873
Nokia Corp.	9,705	48,740
Nokian Tyres PLC	293	10,466
Orion Oyj (B Shares)	315	6,114
Pohjola Bank PLC (A Shares)	489	5,216
Sampo OYJ (A Shares)	1,181	31,110
Sanoma-WSOY Oyj	189	2,551
Stora Enso Oyj (R Shares)	1,580	11,242
UPM-Kymmene Corp.	1,440	18,458
Wartsila Corp.	422	14,218
TOTAL FINLAND		230,596
France - 5.6%
Accor SA	377	11,455
Aeroports de Paris	110	8,122
Air Liquide SA	74	9,313
Air Liquide SA	678	85,327
Alcatel-Lucent SA (a)	5,524	9,752
Alstom SA	571	21,763
Arkema SA	164	13,252
Atos Origin SA	147	7,387
AXA SA	4,560	69,215
BIC SA	92	8,197
BNP Paribas SA	2,544	107,709
Bouygues SA	522	16,219
Bureau Veritas SA	144	10,560
Cap Gemini SA	363	13,251
Common Stocks - continued
	Shares	Value
France - continued
Carrefour SA	1,549	$ 35,354
Casino Guichard Perrachon SA	140	12,452
Christian Dior SA	147	20,803
CNP Assurances	463	6,241
Compagnie de St. Gobain	1,026	45,653
Compagnie Generale de Geophysique SA (a)	438	12,258
Credit Agricole SA	2,686	16,550
Danone	1,543	95,227
Dassault Systemes SA	153	12,683
Edenred	415	10,074
EDF SA	648	14,934
Eiffage SA	74	2,270
Essilor International SA	544	39,845
Eurazeo SA	55	2,395
Eutelsat Communications	258	9,575
Fonciere Des Regions	95	6,279
France Telecom SA	4,858	73,025
GDF Suez	3,287	89,209
Gecina SA	71	6,778
Groupe Eurotunnel SA	1,348	11,106
ICADE	44	3,583
Iliad SA	63	7,612
Imerys	62	3,452
JC Decaux SA (a)	119	3,017
Klepierre SA	300	9,007
L'Oreal SA	43	4,573
L'Oreal SA	597	63,491
Lafarge SA	449	18,291
Lafarge SA (Bearer)	67	2,729
Lagardere S.C.A. (Reg.)	356	10,118
Legrand SA	584	20,143
LVMH Moet Hennessy - Louis Vuitton SA	668	107,991
Michelin CGDE Series B	479	32,766
Natixis SA	2,934	9,018
Neopost SA	101	7,134
Pernod Ricard SA	515	49,435
Peugeot Citroen SA	418	7,706
PPR SA	202	31,784
Publicis Groupe SA	372	18,713
Renault SA	504	21,467
Safran SA	415	12,929
Sanofi-aventis	3,046	225,822
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	1,274	$ 79,117
SCOR SE	445	11,195
Societe Generale Series A	1,741	46,374
Sodexo SA	259	19,221
Suez Environnement SA	699	8,947
Technip SA	257	24,108
Television Francaise 1 SA	211	2,321
Thales SA	298	10,194
Total SA	5,639	298,854
Unibail-Rodamco	246	47,234
Vallourec SA	311	21,002
Veolia Environnement	861	9,808
VINCI SA	1,185	54,960
Vivendi	3,253	68,076
Wendel SA	96	7,146
TOTAL FRANCE		2,293,571
Germany - 4.9%
adidas AG	581	41,856
Allianz AG	1,207	132,705
Axel Springer Verlag	126	5,907
BASF AG	2,439	187,513
Bayer AG	2,191	153,431
Bayerische Motoren Werke AG (BMW)	887	75,862
Beiersdorf AG	246	14,769
Brenntag AG	98	10,247
Celesio AG	171	3,296
Commerzbank AG (a)	9,942	23,784
Continental AG (a)	194	15,496
Daimler AG (Germany)	2,382	131,616
Deutsche Bank AG	2,452	104,468
Deutsche Boerse AG	523	30,783
Deutsche Lufthansa AG	741	10,240
Deutsche Post AG	2,215	36,793
Deutsche Telekom AG	7,459	83,882
E.ON AG	4,774	102,061
Fraport AG Frankfurt Airport Services Worldwide	125	7,485
Fresenius Medical Care AG & Co. KGaA	555	39,676
Fresenius SE	292	29,614
GEA Group AG	441	14,163
Hannover Rueckversicherungs AG	179	9,525
HeidelbergCement Finance AG	393	19,314
Common Stocks - continued
	Shares	Value
Germany - continued
Henkel AG & Co. KGaA	386	$ 20,053
Hochtief AG	119	7,673
Infineon Technologies AG	2,869	26,178
K&S AG	431	20,551
Kabel Deutschland Holding AG (a)	220	11,470
Lanxess AG	212	13,807
Linde AG	456	72,346
MAN SE	156	16,397
Merck KGaA	159	16,587
Metro AG	311	11,963
Munich Re Group	479	62,400
RWE AG	1,307	49,986
Salzgitter AG	114	6,810
SAP AG	2,437	147,334
Siemens AG	2,200	207,744
Suedzucker AG (Bearer)	123	3,634
Thyssenkrupp AG	979	27,748
United Internet AG	317	5,921
Volkswagen AG	78	12,599
Wacker Chemie AG	29	2,658
TOTAL GERMANY		2,028,345
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	504	9,361
Greek Organization of Football Prognostics SA	662	6,788
Hellenic Telecommunications Organization SA	460	1,703
National Bank of Greece SA (a)	2,634	9,455
TOTAL GREECE		27,307
Hong Kong - 2.5%
AIA Group Ltd.	22,200	74,141
Bank of East Asia Ltd.	3,800	15,508
Beijing Enterprises Holdings Ltd.	1,500	8,704
BOC Hong Kong (Holdings) Ltd.	9,500	25,112
Cathay Pacific Airways Ltd.	4,000	7,922
Cheung Kong Holdings Ltd.	4,000	53,847
China Agri-Industries Holding Ltd.	3,000	2,433
China Everbright Ltd.	2,000	3,275
China Insurance International Holdings Co. Ltd. (a)	1,400	2,585
China Merchant Holdings International Co. Ltd.	2,000	6,654
China Mobile Ltd.	15,500	158,408
China Overseas Land & Investment Ltd.	10,000	18,645
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Resources Enterprise Ltd.	4,000	$ 13,797
China Resources Power Holdings Co. Ltd.	4,000	7,809
China Unicom Ltd.	16,000	29,449
Citic Pacific Ltd.	4,000	7,664
CLP Holdings Ltd.	5,000	40,940
CNOOC Ltd.	47,000	95,749
Dah Chong Hong Holdings Ltd.	2,000	2,540
Far East Horizon Ltd.	3,000	2,882
Fosun International Ltd.	4,000	2,434
Franshion Properties China Ltd.	12,000	2,924
Fushan International Energy Group Ltd.	6,000	2,414
Galaxy Entertainment Group Ltd. (a)	4,000	8,727
Guangdong Investment Ltd.	10,000	5,790
Hang Lung Group Ltd.	2,000	12,701
Hang Lung Properties Ltd.	7,000	24,055
Hang Seng Bank Ltd.	1,900	24,524
Henderson Land Development Co. Ltd.	3,000	16,286
HKT Trust / HKT Ltd. unit	326	209
Hong Kong & China Gas Co. Ltd.	12,000	28,471
Hong Kong Exchanges and Clearing Ltd.	2,700	46,861
Hopewell Holdings Ltd.	1,000	2,611
Hutchison Whampoa Ltd.	5,000	47,548
Hysan Development Co. Ltd.	2,000	7,866
Lenovo Group Ltd.	16,000	12,812
Link (REIT)	6,113	22,268
Minmetals Resources Ltd. (a)	4,000	1,893
MTR Corp. Ltd.	3,500	11,666
New World Development Co. Ltd.	9,387	10,288
PCCW Ltd.	15,000	4,739
Poly (Hong Kong) Investments Ltd.	5,000	2,489
Power Assets Holdings Ltd.	3,500	25,251
Shanghai Industrial Holdings Ltd.	1,000	3,191
Sino Land Ltd.	6,600	10,995
Sino-Ocean Land Holdings Ltd.	6,000	3,087
SJM Holdings Ltd.	5,000	8,949
Sun Art Retail Group Ltd. (a)	5,500	6,695
Sun Hung Kai Properties Ltd.	4,075	56,433
Swire Pacific Ltd. (A Shares)	2,000	22,243
Wharf Holdings Ltd.	4,000	22,746
Wheelock and Co. Ltd.	2,000	6,383
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wing Hang Bank Ltd.	500	$ 4,610
Yuexiu Property Co. Ltd.	16,000	2,744
TOTAL HONG KONG		1,050,967
Hungary - 0.1%
Magyar Telekom PLC	1,058	2,516
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	117	9,776
OTP Bank PLC	684	12,200
Richter Gedeon PLC	26	4,276
TOTAL HUNGARY		28,768
Indonesia - 0.6%
PT Adaro Energy Tbk	41,500	8,448
PT Astra Agro Lestari Tbk	1,000	2,291
PT Astra International Tbk	5,500	48,270
PT Bank Central Asia Tbk	30,500	27,141
PT Bank Danamon Indonesia Tbk Series A	9,500	4,782
PT Bank Mandiri (Persero) Tbk	25,000	18,632
PT Bank Negara Indonesia (Persero) Tbk	21,500	8,669
PT Bank Rakyat Indonesia Tbk	28,500	21,716
PT Bumi Resources Tbk	42,000	11,913
PT Charoen Pokphand Indonesia Tbk	23,500	6,535
PT Gudang Garam Tbk	1,500	9,511
PT Indo Tambangraya Megah Tbk	1,000	4,082
PT Indocement Tunggal Prakarsa Tbk	4,500	8,484
PT Indofood Sukses Makmur Tbk	14,000	7,475
PT Indosat Tbk	4,500	2,728
PT International Nickel Indonesia Tbk	6,500	2,892
PT Kalbe Farma Tbk	8,500	3,333
PT Perusahaan Gas Negara Tbk Series B	30,000	11,263
PT Semen Gresik (Persero) Tbk	8,500	10,684
PT Tambang Batubbara Bukit Asam Tbk	1,500	3,362
PT Telkomunikasi Indonesia Tbk Series B	27,000	20,584
PT Unilever Indonesia Tbk	4,000	8,721
PT United Tractors Tbk	4,000	12,614
PT XL Axiata Tbk	5,000	2,489
TOTAL INDONESIA		266,619
Ireland - 0.2%
CRH PLC	1,879	37,334
Elan Corp. PLC (a)	1,432	19,433
James Hardie Industries NV CDI	1,288	9,694
Common Stocks - continued
	Shares	Value
Ireland - continued
Kerry Group PLC Class A	350	$ 12,857
Ryanair Holdings PLC sponsored ADR (a)	120	4,025
TOTAL IRELAND		83,343
Isle of Man - 0.1%
Genting Singapore PLC (a)	16,000	20,734
Israel - 0.4%
Bank Hapoalim BM (Reg.)	2,640	9,201
Bank Leumi le-Israel BM	2,944	9,608
Bezeq Israeli Telecommunication Corp. Ltd.	4,492	7,786
Cellcom Israel Ltd. (Israel)	127	1,845
Delek Group Ltd.	16	3,415
Elbit Systems Ltd. (Israel)	70	2,916
Israel Chemicals Ltd.	1,067	11,171
Israel Corp. Ltd. (Class A)	4	2,438
Israel Discount Bank Ltd. (Class A) (a)	1,650	2,375
Mizrahi Tefahot Bank Ltd.	297	2,599
NICE Systems Ltd. (a)	197	7,061
Partner Communications Co. Ltd.	257	2,116
Teva Pharmaceutical Industries Ltd.	526	23,732
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,979	89,312
TOTAL ISRAEL		175,575
Italy - 1.4%
A2A SpA	2,053	1,954
Assicurazioni Generali SpA	3,102	48,403
Atlantia SpA	774	12,047
Autogrill SpA	229	2,508
Banca Carige SpA	1,275	2,520
Banca Monte dei Paschi di Siena SpA	14,886	5,648
Banco Popolare Societa Cooperativa	5,303	7,997
Enel Green Power SpA	4,685	9,326
Enel SpA	17,390	71,102
ENI SpA	6,344	140,552
EXOR SpA	119	2,747
Fiat Industrial SpA (a)	2,086	20,436
Fiat SpA	1,898	11,385
Finmeccanica SpA	1,336	6,011
Intesa Sanpaolo SpA	26,885	51,340
Intesa Sanpaolo SpA (Risparmio Shares)	2,083	3,114
Luxottica Group SpA	337	11,083
Mediaset SpA	2,601	7,682
Common Stocks - continued
	Shares	Value
Italy - continued
Mediobanca SpA	1,331	$ 7,824
Pirelli & C SpA	721	6,667
Prysmian SpA	617	9,264
Saipem SpA	712	33,321
Snam Rete Gas SpA	4,159	18,745
Telecom Italia SpA	26,224	26,722
Terna SpA	3,037	11,130
UniCredit SpA	10,666	52,873
Unione di Banche Italiane SCPA	2,225	10,221
TOTAL ITALY		592,622
Japan - 13.7%
ABC-Mart, Inc.	100	3,579
Advantest Corp.	300	3,444
Aeon Co. Ltd.	1,500	19,776
Aeon Credit Service Co. Ltd.	200	3,062
Aeon Mall Co. Ltd.	200	4,423
Air Water, Inc.	1,000	13,171
Aisin Seiki Co. Ltd.	500	15,794
Ajinomoto Co., Inc.	2,000	24,137
Alfresa Holdings Corp.	100	4,381
All Nippon Airways Ltd.	2,000	5,824
Amada Co. Ltd.	1,000	6,913
Aozora Bank Ltd.	1,000	2,781
Asahi Glass Co. Ltd.	3,000	24,439
Asahi Group Holdings	1,000	22,104
Asahi Kasei Corp.	3,000	18,969
Asics Corp.	400	4,534
Astellas Pharma, Inc.	1,200	49,272
Bank of Kyoto Ltd.	1,000	8,619
Bank of Yokohama Ltd.	3,000	13,892
Benesse Holdings, Inc.	200	9,314
Bridgestone Corp.	1,600	36,479
Brother Industries Ltd.	700	9,431
Canon, Inc.	3,000	128,759
Casio Computer Co. Ltd.	400	2,351
Central Japan Railway Co.	4	34,370
Chiba Bank Ltd.	2,000	12,384
Chiyoda Corp.	1,000	11,662
Chubu Electric Power Co., Inc.	1,800	33,105
Chugai Pharmaceutical Co. Ltd.	600	9,532
Chugoku Electric Power Co., Inc.(THE)	800	14,629
Common Stocks - continued
	Shares	Value
Japan - continued
Citizen Holdings Co. Ltd.	600	$ 3,644
Coca-Cola West Co. Ltd.	200	3,437
Cosmo Oil Co. Ltd.	2,000	5,824
Credit Saison Co. Ltd.	400	8,139
Dai Nippon Printing Co. Ltd.	2,000	21,514
Dai-ichi Mutual Life Insurance Co.	24	25,187
Daicel Chemical Industries Ltd.	1,000	6,271
Daido Steel Co. Ltd.	1,000	6,546
Daihatsu Motor Co. Ltd.	1,000	19,284
Daiichi Sankyo Kabushiki Kaisha	1,700	32,359
Daikin Industries Ltd.	600	17,395
Dainippon Sumitomo Pharma Co. Ltd.	300	3,459
Daito Trust Construction Co. Ltd.	200	18,838
Daiwa House Industry Co. Ltd.	1,000	12,633
Daiwa Securities Group, Inc.	4,000	14,378
DeNA Co. Ltd.	200	5,061
Denki Kagaku Kogyo KK	1,000	3,949
Denso Corp.	1,200	35,655
Dentsu, Inc.	500	16,706
East Japan Railway Co.	900	58,264
Eisai Co. Ltd.	700	28,972
Electric Power Development Co. Ltd.	300	7,965
Elpida Memory, Inc. (a)	800	3,390
FamilyMart Co. Ltd.	200	8,094
Fanuc Corp.	500	84,022
Fast Retailing Co. Ltd.	100	19,874
Fuji Electric Co. Ltd.	1,000	2,637
Fuji Heavy Industries Ltd.	2,000	13,590
Fujifilm Holdings Corp.	1,200	28,446
Fujitsu Ltd.	5,000	26,696
Fukuoka Financial Group, Inc.	2,000	8,527
Furukawa Electric Co. Ltd.	1,000	2,663
GREE, Inc.	200	5,772
GS Yuasa Corp.	1,000	5,890
Gunma Bank Ltd.	1,000	5,444
Hakuhodo DY Holdings, Inc.	50	3,066
Hamamatsu Photonics KK	200	7,189
Hino Motors Ltd.	1,000	6,415
Hirose Electric Co. Ltd.	100	9,603
Hiroshima Bank Ltd.	1,000	4,696
Hisamitsu Pharmaceutical Co., Inc.	200	8,671
Hitachi Chemical Co. Ltd.	200	3,521
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Construction Machinery Co. Ltd.	200	$ 3,962
Hitachi High-Technologies Corp.	200	4,379
Hitachi Ltd.	12,000	66,745
Hitachi Metals Ltd.	1,000	11,478
Hokkaido Electric Power Co., Inc.	500	7,123
Hokuhoku Financial Group, Inc.	4,000	7,976
Hokuriku Electric Power Co., Inc.	400	7,761
Honda Motor Co. Ltd.	4,300	148,380
Hoya Corp.	1,100	23,319
Ibiden Co. Ltd.	300	6,120
Idemitsu Kosan Co. Ltd.	100	10,823
INPEX Corp.	6	40,929
Isetan Mitsukoshi Holdings Ltd.	1,000	11,269
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	7,871
Isuzu Motors Ltd.	3,000	15,191
Itochu Corp.	4,000	43,500
ITOCHU Techno-Solutions Corp.	100	4,624
Iyo Bank Ltd.	1,000	9,603
J Front Retailing Co. Ltd.	1,000	4,919
Japan Petroleum Exploration Co. Ltd.	100	4,421
Japan Prime Realty Investment Corp.	1	2,386
Japan Real Estate Investment Corp.	1	8,750
Japan Retail Fund Investment Corp.	5	7,248
Japan Steel Works Ltd.	1,000	8,081
Japan Tobacco, Inc.	12	59,032
JFE Holdings, Inc.	1,200	21,409
JGC Corp.	1,000	27,535
Joyo Bank Ltd.	2,000	8,842
JS Group Corp.	700	14,472
JSR Corp.	500	10,219
JTEKT Corp.	700	7,493
Jupiter Telecommunications Co.	3	2,987
JX Holdings, Inc.	5,800	34,999
Kajima Corp.	2,000	6,769
Kamigumi Co. Ltd.	1,000	8,802
Kaneka Corp.	1,000	5,588
Kansai Electric Power Co., Inc.	2,000	32,192
Kansai Paint Co. Ltd.	1,000	9,432
Kao Corp.	1,300	34,210
Kawasaki Heavy Industries Ltd.	4,000	11,754
Kawasaki Kisen Kaisha Ltd.	2,000	3,778
KDDI Corp.	8	50,689
Common Stocks - continued
	Shares	Value
Japan - continued
Keihin Electric Express Railway Co. Ltd.	1,000	$ 9,157
Keio Corp.	1,000	7,372
Keisei Electric Railway Co.	1,000	7,530
Keyence Corp.	100	24,911
Kinden Corp.	1,000	8,763
Kintetsu Corp.	4,000	16,109
Kirin Holdings Co. Ltd.	2,000	24,505
Kobe Steel Ltd.	6,000	9,839
Komatsu Ltd.	2,500	70,478
Konami Corp.	300	7,910
Konica Minolta Holdings, Inc.	1,000	7,281
Kubota Corp.	3,000	27,076
Kuraray Co. Ltd.	800	11,617
Kurita Water Industries Ltd.	300	8,146
Kyocera Corp.	400	34,107
Kyowa Hakko Kirin Co., Ltd.	1,000	12,318
Kyushu Electric Power Co., Inc.	1,000	14,364
Lawson, Inc.	200	12,147
Mabuchi Motor Co. Ltd.	100	4,283
Makita Corp.	300	11,322
Marubeni Corp.	4,000	27,601
Marui Group Co. Ltd.	400	3,217
Maruichi Steel Tube Ltd.	100	2,336
Mazda Motor Corp. (a)	3,000	4,959
McDonald's Holdings Co. (Japan) Ltd.	200	5,428
Medipal Holdings Corp.	300	3,270
Meiji Holdings Co. Ltd.	200	8,750
Miraca Holdings, Inc.	100	3,743
Mitsubishi Chemical Holdings Corp.	4,000	22,458
Mitsubishi Corp.	3,600	82,125
Mitsubishi Electric Corp.	5,000	44,864
Mitsubishi Estate Co. Ltd.	3,000	47,895
Mitsubishi Gas Chemical Co., Inc.	1,000	5,641
Mitsubishi Heavy Industries Ltd.	8,000	36,626
Mitsubishi Materials Corp.	3,000	9,366
Mitsubishi Motors Corp. of Japan (a)	9,000	10,862
Mitsubishi Tanabe Pharma Corp.	600	8,453
Mitsubishi UFJ Financial Group, Inc.	33,800	156,149
Mitsubishi UFJ Lease & Finance Co. Ltd.	110	4,603
Mitsui & Co. Ltd.	4,500	76,387
Mitsui Chemicals, Inc.	2,000	6,323
Mitsui Fudosan Co. Ltd.	2,000	32,874
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui OSK Lines Ltd.	3,000	$ 11,334
Mizuho Financial Group, Inc.	60,500	91,609
MS&AD Insurance Group Holdings, Inc.	1,400	28,705
Murata Manufacturing Co. Ltd.	600	34,357
Nabtesco Corp.	200	4,250
Namco Bandai Holdings, Inc.	400	5,693
NEC Corp. (a)	6,000	11,964
NGK Insulators Ltd.	1,000	12,830
NGK Spark Plug Co. Ltd.	1,000	12,344
NHK Spring Co. Ltd.	1,000	9,589
Nidec Corp.	300	28,729
Nikon Corp.	900	22,031
Nintendo Co. Ltd.	300	40,693
Nippon Building Fund, Inc.	1	8,973
Nippon Electric Glass Co. Ltd.	1,000	8,710
Nippon Express Co. Ltd.	2,000	8,002
Nippon Meat Packers, Inc.	1,000	12,698
Nippon Paper Group, Inc.	200	4,282
Nippon Sheet Glass Co. Ltd.	2,000	4,040
Nippon Steel Corp.	13,000	31,890
Nippon Telegraph & Telephone Corp.	1,300	65,206
Nippon Yusen KK	4,000	10,127
Nishi-Nippon City Bank Ltd.	1,000	2,925
Nissan Motor Co. Ltd.	6,600	62,251
Nisshin Seifun Group, Inc.	500	6,047
Nisshin Steel Co. Ltd.	1,000	1,548
Nissin Food Holdings Co. Ltd.	200	7,619
Nitori Holdings Co. Ltd.	100	9,183
Nitto Denko Corp.	400	14,189
NKSJ Holdings, Inc.	750	16,312
NOK Corp.	200	3,736
Nomura Holdings, Inc.	9,300	34,282
Nomura Real Estate Holdings, Inc.	200	3,104
Nomura Real Estate Office Fund, Inc.	1	5,346
Nomura Research Institute Ltd.	200	4,552
NSK Ltd.	1,000	7,438
NTN Corp.	1,000	4,119
NTT Data Corp.	3	9,831
NTT DoCoMo, Inc.	40	71,120
NTT Urban Development Co.	4	2,928
Obayashi Corp.	2,000	9,655
Odakyu Electric Railway Co. Ltd.	2,000	19,861
Common Stocks - continued
	Shares	Value
Japan - continued
Oji Paper Co. Ltd.	2,000	$ 10,285
Olympus Corp.	600	10,114
Omron Corp.	600	12,098
Ono Pharmaceutical Co. Ltd.	200	11,282
Oracle Corp. Japan	100	3,500
Oriental Land Co. Ltd.	100	10,626
ORIX Corp.	270	25,254
Osaka Gas Co. Ltd.	5,000	20,071
Otsuka Corp.	100	7,163
Otsuka Holdings Co. Ltd.	600	16,985
Panasonic Corp.	5,900	47,758
Rakuten, Inc.	20	20,176
Resona Holdings, Inc.	5,000	22,235
Ricoh Co. Ltd.	2,000	16,870
Rinnai Corp.	100	6,940
ROHM Co. Ltd.	300	14,876
Sankyo Co. Ltd. (Gunma)	100	4,887
Sanrio Co. Ltd.	100	4,480
Santen Pharmaceutical Co. Ltd.	200	8,186
SBI Holdings, Inc. Japan	40	3,022
Secom Co. Ltd.	500	23,383
Sega Sammy Holdings, Inc.	500	10,823
Seiko Epson Corp.	400	5,100
Sekisui Chemical Co. Ltd.	1,000	8,763
Sekisui House Ltd.	2,000	18,785
Seven & i Holdings Co., Ltd.	2,000	56,303
Seven Bank Ltd.	1,000	2,099
Sharp Corp.	3,000	25,817
Shikoku Electric Power Co., Inc.	500	14,489
Shimamura Co. Ltd.	100	10,311
SHIMANO, Inc.	200	9,878
SHIMIZU Corp.	2,000	9,157
Shin-Etsu Chemical Co., Ltd.	1,100	57,143
Shinsei Bank Ltd.	3,000	3,384
Shionogi & Co. Ltd.	800	10,673
Shiseido Co. Ltd.	900	16,517
Shizuoka Bank Ltd.	2,000	20,517
Showa Denko KK	4,000	8,710
Showa Shell Sekiyu KK	400	2,744
SMC Corp.	200	34,711
SOFTBANK CORP.	2,300	64,055
Sojitz Corp.	2,200	3,781
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	2,600	$ 47,531
Sony Financial Holdings, Inc.	500	8,310
Square Enix Holdings Co. Ltd.	200	4,027
Stanley Electric Co. Ltd.	300	4,608
Sumco Corp. (a)	200	1,713
Sumitomo Chemical Co. Ltd.	4,000	16,109
Sumitomo Corp.	2,900	41,657
Sumitomo Electric Industries Ltd.	2,000	24,085
Sumitomo Heavy Industries Ltd.	2,000	12,803
Sumitomo Metal Industries Ltd.	9,000	16,057
Sumitomo Metal Mining Co. Ltd.	1,000	14,417
Sumitomo Mitsui Financial Group, Inc.	3,600	115,114
Sumitomo Mitsui Trust Holdings, Inc.	8,000	24,977
Sumitomo Realty & Development Co. Ltd.	1,000	18,995
Sumitomo Rubber Industries Ltd.	300	3,566
Suzuken Co. Ltd.	200	5,832
Suzuki Motor Corp.	800	18,240
Sysmex Corp.	200	6,601
T&D Holdings, Inc.	1,500	15,250
Taisei Corp.	2,000	5,536
Taisho Pharmaceutical Holdings Co. Ltd. (a)	100	8,789
Taiyo Nippon Sanso Corp.	1,000	6,966
Takashimaya Co. Ltd.	1,000	7,779
Takeda Pharmaceutical Co. Ltd.	2,100	91,185
TDK Corp.	300	14,305
Teijin Ltd.	2,000	6,480
Terumo Corp.	500	23,974
The Hachijuni Bank Ltd.	1,000	5,864
The Suruga Bank Ltd.	1,000	8,894
THK Co. Ltd.	400	8,595
Tobu Railway Co. Ltd.	3,000	15,702
Toho Co. Ltd.	200	3,474
Toho Gas Co. Ltd.	1,000	6,480
Tohoku Electric Power Co., Inc.	1,300	12,262
Tokio Marine Holdings, Inc.	1,900	47,581
Tokyo Electric Power Co. (a)	3,900	10,693
Tokyo Electron Ltd.	400	22,773
Tokyo Gas Co. Ltd.	7,000	32,323
Tokyu Corp.	3,000	14,758
Tokyu Land Corp.	1,000	4,158
TonenGeneral Sekiyu KK	1,000	9,537
Toppan Printing Co. Ltd.	1,000	8,002
Common Stocks - continued
	Shares	Value
Japan - continued
Toray Industries, Inc.	4,000	$ 30,014
Toshiba Corp.	11,000	46,609
Tosoh Corp.	1,000	2,820
Toto Ltd.	1,000	8,146
Toyo Seikan Kaisha Ltd.	300	4,443
Toyoda Gosei Co. Ltd.	200	3,248
Toyota Boshoku Corp.	200	2,159
Toyota Industries Corp.	400	11,471
Toyota Motor Corp.	7,300	269,207
Toyota Tsusho Corp.	600	11,373
Trend Micro, Inc.	300	9,532
Tsumura & Co.	100	2,979
Ube Industries Ltd.	3,000	8,619
Unicharm Corp.	300	15,762
Ushio, Inc.	200	2,915
USS Co. Ltd.	70	6,685
West Japan Railway Co.	400	16,949
Yahoo! Japan Corp.	37	11,299
Yakult Honsha Co. Ltd.	300	9,193
Yamada Denki Co. Ltd.	200	12,751
Yamaguchi Financial Group, Inc.	1,000	9,576
Yamaha Corp.	300	2,763
Yamaha Motor Co. Ltd. (a)	700	9,256
Yamato Holdings Co. Ltd.	900	14,888
Yamato Kogyo Co. Ltd.	100	3,144
Yokogawa Electric Corp. (a)	400	3,951
TOTAL JAPAN		5,678,848
Korea (South) - 3.3%
Amorepacific Corp.	9	8,020
BS Financial Group, Inc. (a)	570	6,470
Celltrion, Inc.	226	7,555
Cheil Industries, Inc.	123	11,005
CJ CheilJedang Corp.	26	7,129
CJ Corp.	33	2,277
Daelim Industrial Co.	91	8,749
Daewoo Engineering & Construction Co. Ltd. (a)	270	2,848
Daewoo International Corp.	90	2,416
Daewoo Securities Co. Ltd.	682	7,984
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	300	7,438
DGB Financial Group Co. Ltd. (a)	450	5,989
Dongbu Insurance Co. Ltd.	147	6,282
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Dongkuk Steel Mill Co. Ltd.	100	$ 2,105
Doosan Co. Ltd.	23	3,133
Doosan Heavy Industries & Construction Co. Ltd.	137	8,233
Doosan Infracore Co. Ltd. (a)	180	3,045
E-Mart Co. Ltd. (a)	50	12,085
GS Engineering & Construction Corp.	107	9,497
GS Holdings Corp.	146	8,098
Hana Financial Group, Inc.	590	20,170
Hankook Tire Co. Ltd.	230	9,184
Hanwha Chemical Corp.	270	6,959
Hanwha Corp.	80	2,589
Honam Petrochemical Corp.	39	12,725
Hynix Semiconductor, Inc.	1,380	32,987
Hyosung Corp.	41	2,285
Hyundai Department Store Co. Ltd.	52	8,472
Hyundai Engineering & Construction Co. Ltd.	176	11,219
Hyundai Fire & Marine Insurance Co. Ltd.	200	5,876
Hyundai Glovis Co. Ltd.	37	6,341
Hyundai Heavy Industries Co. Ltd.	101	28,009
Hyundai Hysco Co. Ltd.	60	2,105
Hyundai Industrial Development & Construction Co.	120	2,425
Hyundai Merchant Marine Co. Ltd.	110	2,825
Hyundai Mipo Dockyard Co. Ltd.	22	2,468
Hyundai Mobis	183	45,128
Hyundai Motor Co.	404	79,486
Hyundai Securities Co. Ltd.	270	2,560
Hyundai Steel Co.	141	13,620
Hyundai Wia Corp.	21	2,412
Industrial Bank of Korea	540	6,081
Kangwon Land, Inc.	300	7,038
KB Financial Group, Inc.	940	35,637
KCC Corp.	10	2,697
Kia Motors Corp.	640	38,459
Korea Aerospace Industries Ltd.	100	2,849
Korea Electric Power Corp. (a)	630	15,657
Korea Exchange Bank	840	5,915
Korea Gas Corp.	90	3,557
Korea Investment Holdings Co. Ltd.	80	2,906
Korea Kumho Petrochemical Co.	19	2,842
Korea Life Insurance Co. Ltd.	480	3,286
Korea Zinc Co. Ltd.	24	8,194
Korean Air Lines Co. Ltd.	65	2,945
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KP Chemical Corp.	150	$ 2,203
KT Corp.	110	3,268
KT&G Corp.	293	20,503
LG Chemical Ltd.	125	41,620
LG Corp.	231	14,478
LG Display Co. Ltd.	580	15,097
LG Electronics, Inc.	286	21,057
LG Household & Health Care Ltd.	24	10,213
LG Innotek Co. Ltd.	46	3,686
LG Telecom Ltd.	610	3,427
Lotte Confectionery Co. Ltd.	2	3,027
Lotte Shopping Co. Ltd.	28	9,560
LS Cable Ltd.	33	2,497
LS Industrial Systems Ltd.	49	2,862
Mando Corp.	40	6,481
Mirae Asset Securities Co. Ltd.	80	2,681
NCsoft Corp.	38	9,963
NHN Corp. (a)	105	19,817
OCI Co. Ltd.	48	11,175
Orion Corp.	8	4,872
POSCO	169	62,189
S-Oil Corp.	118	12,816
S1 Corp.	56	2,842
Samsung C&T Corp.	331	20,421
Samsung Card Co. Ltd.	150	5,796
Samsung Electro-Mechanics Co. Ltd.	151	12,381
Samsung Electronics Co. Ltd.	289	284,815
Samsung Engineering Co. Ltd.	71	13,558
Samsung Fire & Marine Insurance Co. Ltd.	95	18,395
Samsung Heavy Industries Ltd.	430	13,666
Samsung Life Insurance Co. Ltd.	133	9,922
Samsung SDI Co. Ltd.	90	11,177
Samsung Securities Co. Ltd.	155	8,459
Samsung Techwin Co. Ltd.	66	3,326
Shinhan Financial Group Co. Ltd.	1,120	44,620
Shinsegae Co. Ltd.	24	5,897
SK C&C Co. Ltd.	50	5,809
SK Energy Co. Ltd.	158	23,912
SK Holdings Co. Ltd.	72	9,006
SK Networks Co. Ltd.	260	2,546
SK Telecom Co. Ltd.	59	7,484
STX Pan Ocean Co. Ltd. (Korea)	370	2,362
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Woongjin Coway Co. Ltd.	100	$ 3,619
Woori Finance Holdings Co. Ltd.	1,020	10,080
Woori Investment & Securities Co. Ltd.	271	3,209
Yuhan Corp.	25	2,994
TOTAL KOREA (SOUTH)		1,378,054
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	2,248	46,178
Kernel Holding SA (a)	125	2,654
Millicom International Cellular SA (depositary receipt)	204	20,169
SES SA FDR (France) unit	839	19,808
Subsea 7 SA (a)	801	16,218
Tenaris SA	1,246	24,397
TOTAL LUXEMBOURG		129,424
Malaysia - 0.8%
AirAsia Bhd	2,600	3,035
AMMB Holdings Bhd	4,600	8,848
Axiata Group Bhd	6,700	10,287
Berjaya Group Bhd	8,500	2,655
Berjaya Sports Toto Bhd	2,000	2,880
British American Tobacco (Malaysia) Bhd	200	3,248
Bumi Armada Bhd	2,000	2,597
Bumiputra-Commerce Holdings Bhd	13,100	29,762
Bursa Malaysia Bhd	1,300	2,988
DiGi.com Bhd	8,800	11,458
Gamuda Bhd	2,900	3,528
Genting Bhd	5,600	20,474
Genting Malaysia Bhd	8,100	10,759
Hong Leong Bank Bhd	1,900	7,097
Hong Leong Credit Bhd	700	2,734
IJM Corp. Bhd	3,800	7,171
IOI Corp. Bhd	7,900	14,026
Kuala Lumpur Kepong Bhd	1,400	11,830
Lafarge Malayan Cement Bhd	1,300	2,855
Malayan Banking Bhd	9,115	24,574
Malaysia Airports Holdings Bhd	1,400	2,624
Malaysia Marine and Heavy Engineering Sdn Bhd	1,300	2,291
Malaysian Plantations Bhd	2,500	3,247
Maxis Bhd	5,900	11,076
MISC Bhd	3,400	6,629
MMC Corp. Bhd	3,200	2,946
Common Stocks - continued
	Shares	Value
Malaysia - continued
Parkson Holdings Bhd	1,600	$ 2,972
Petronas Chemicals Group Bhd	6,200	13,597
Petronas Dagangan Bhd	500	2,959
Petronas Gas Bhd	2,100	10,826
PPB Group Bhd	1,400	7,797
Public Bank Bhd (For. Reg.)	2,800	12,502
RHB Capital Bhd	1,009	2,362
Sime Darby Bhd	7,100	21,336
SP Setia Bhd	2,200	2,857
Telekom Malaysia Bhd	2,000	3,156
Tenaga Nasional Bhd	6,800	13,414
UEM Land Holdings Bhd (a)	4,000	3,051
UMW Holdings Bhd	1,200	2,726
YTL Corp. Bhd	6,600	3,255
YTL Power International Bhd	4,500	2,737
TOTAL MALAYSIA		317,166
Mauritius - 0.0%
Golden Agri-Resources Ltd.	19,000	11,102
Mexico - 1.0%
Alfa SA de CV Series A	700	9,190
America Movil SAB de CV Series L	106,000	123,106
Cemex SA de CV unit	28,000	18,966
Coca-Cola FEMSA SAB de CV Series L	900	8,816
Compartamos SAB de CV	1,900	2,226
El Puerto de Liverpool SA Class C	300	2,280
Embotelladoras Arca SAB de CC	600	2,777
Fomento Economico Mexicano SAB de CV unit	5,000	35,029
Grupo Aeroportuario del Pacifico SA de CV Series B	1,500	5,621
Grupo Bimbo Sab de CV Series A	4,800	10,678
Grupo Carso SA de CV Series A1	1,100	3,287
Grupo Elektra SA de CV	180	15,752
Grupo Financiero Banorte SAB de CV Series O	4,000	15,937
Grupo Financiero Inbursa SAB de CV Series O	5,500	11,315
Grupo Mexico SA de CV Series B	10,224	32,555
Grupo Modelo SAB de CV Series C	1,800	11,155
Grupo Televisa SA de CV	6,100	24,065
Industrias Penoles SA de CV	400	19,134
Kimberly-Clark de Mexico SA de CV Series A	1,600	9,075
Mexichem SAB de CV	2,200	7,606
Minera Frisco SAB de CV (a)	2,100	9,482
Common Stocks - continued
	Shares	Value
Mexico - continued
Urbi, Desarrollos Urbanos, SA de CV (a)	1,500	$ 2,137
Wal-Mart de Mexico SA de CV Series V	16,400	50,661
TOTAL MEXICO		430,850
Morocco - 0.0%
Attijariwafa Bank	59	2,509
Douja Promotion Groupe Addoha SA	251	2,123
Maroc Telecom SA	494	8,121
TOTAL MOROCCO		12,753
Netherlands - 1.7%
AEGON NV (a)	4,506	21,889
Akzo Nobel NV	629	32,719
ASML Holding NV (Netherlands)	1,131	48,617
Corio NV	173	8,047
Delta Lloyd NV	335	6,130
European Aeronautic Defence and Space Co. EADS NV	1,065	35,771
Fugro NV (Certificaten Van Aandelen) unit	195	12,816
Heineken Holding NV (A Shares)	293	11,836
Heineken NV (Bearer)	707	32,661
ING Groep NV (Certificaten Van Aandelen) (a)	10,010	91,320
Koninklijke Ahold NV	3,073	40,716
Koninklijke Boskalis Westminster NV	198	7,671
Koninklijke KPN NV	3,907	42,823
Koninklijke Philips Electronics NV	2,710	54,886
QIAGEN NV (a)	674	10,997
Randstad Holding NV	310	10,570
Reed Elsevier NV	1,856	22,081
Royal DSM NV	428	21,958
SBM Offshore NV	492	8,343
STMicroelectronics NV	1,646	10,985
TNT Express NV	1,005	8,410
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,326	144,155
Vopak NV	193	10,486
Wolters Kluwer NV (Certificaten Van Aandelen)	881	15,971
TOTAL NETHERLANDS		711,858
New Zealand - 0.1%
Auckland International Airport Ltd.	3,033	6,147
Contact Energy Ltd.	674	2,660
Fletcher Building Ltd.	1,906	10,259
Common Stocks - continued
	Shares	Value
New Zealand - continued
Sky City Entertainment Group Ltd.	1,087	$ 3,168
Telecom Corp. of New Zealand Ltd.	5,327	9,288
TOTAL NEW ZEALAND		31,522
Norway - 0.5%
Aker Solutions ASA	306	3,752
DnB NOR ASA	2,669	28,157
Gjensidige Forsikring ASA	655	7,574
Norsk Hydro ASA	2,355	12,442
Orkla ASA (A Shares)	2,119	17,173
StatoilHydro ASA	2,938	73,966
Telenor ASA	1,927	31,414
Yara International ASA	508	20,442
TOTAL NORWAY		194,920
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	496	21,278
Volcan Compania Minera SAA Class B	5,064	6,610
TOTAL PERU		27,888
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	6,900	6,726
Aboitiz Power Corp.	4,000	2,817
Alliance Global Group, Inc.	11,700	3,001
Ayala Land, Inc.	17,300	7,125
Banco de Oro Universal Bank	2,050	2,866
Bank of the Philippine Islands (BPI)	2,230	3,154
Globe Telecom, Inc.	130	3,532
International Container Terminal Services, Inc.	2,100	2,745
Jollibee Food Corp.	1,390	3,170
Manila Electric Co.	490	3,197
Metropolitan Bank & Trust Co.	1,650	2,919
Philippine Long Distance Telephone Co.	120	7,668
PNOC Energy Development Corp.	19,300	2,521
San Miguel Corp.	800	2,192
SM Investments Corp.	550	7,965
SM Prime Holdings, Inc.	10,300	3,939
Universal Robina Corp.	2,300	2,878
Yala Corp.	400	3,276
TOTAL PHILIPPINES		71,691
Poland - 0.3%
Asseco Poland SA	193	2,800
Common Stocks - continued
	Shares	Value
Poland - continued
Bank Handlowy w Warszawie SA	132	$ 3,060
Bank Polska Kasa Opieki SA	295	14,408
BRE Bank SA (a)	30	2,743
Cyfrowy Polsat SA (a)	548	2,238
ENEA SA	677	3,787
Globe Trade Centre SA (a)	832	2,728
Jastrzebska Spolka Weglowa SA (a)	100	3,285
KGHM Polska Miedz SA (Bearer)	386	16,700
Polish Oil & Gas Co.	3,361	4,052
Polska Grupa Energetyczna SA	1,791	11,373
Polski Koncern Naftowy Orlen SA (a)	892	10,151
Powszechna Kasa Oszczednosci Bank SA	1,751	18,911
Powszechny Zaklad Ubezpieczen SA	138	14,289
Synthos SA	1,583	2,536
Tauron Polska Energia SA	1,971	3,298
Telekomunikacja Polska SA	1,802	9,661
TVN SA	563	1,963
TOTAL POLAND		127,983
Portugal - 0.1%
Banco Espirito Santo SA (Reg.)	2,516	4,156
Cimpor-Cimentos de Portugal SGPS SA	369	2,486
Energias de Portugal SA	5,277	15,398
Galp Energia SGPS SA Class B	581	9,374
Jeronimo Martins SGPS SA (a)	586	9,784
Portugal Telecom SGPS SA (Reg.)	1,680	8,352
TOTAL PORTUGAL		49,550
Russia - 1.4%
Federal Grid Co. Unified Energy System JSC (a)	920,000	9,598
Gazprom OAO sponsored ADR (Reg. S)	14,085	170,429
Inter Rao Ues JSC (a)	2,400,000	2,605
Interregional Distribution Grid Companies Holding JSC (a)	40,000	3,650
LSR Group OJSC GDR (Reg. S)	570	2,717
Lukoil Oil Co. sponsored ADR (United Kingdom)	1,355	79,335
Magnit OJSC GDR (Reg. S)	567	14,566
Mechel Steel Group OAO sponsored ADR	268	2,972
Mobile TeleSystems OJSC sponsored ADR	1,351	22,643
Norilsk Nickel OJSC ADR	1,290	24,781
NOVATEK OAO GDR	240	32,328
Novolipetsk Steel OJSC GDR (Reg. S)	120	2,957
Rosneft Oil Co. OJSC GDR (Reg. S)	4,250	31,323
Common Stocks - continued
	Shares	Value
Russia - continued
Rostelecom sponsored ADR	607	$ 17,603
RusHydro JSC sponsored ADR	3,110	12,067
Sberbank (Savings Bank of the Russian Federation)	1,860	5,543
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	5,284	63,408
Severstal JSC GDR (Reg. S)	600	8,628
Sistema JSFC sponsored GDR	308	5,975
Surgutneftegaz JSC sponsored ADR	1,800	16,848
Tatneft OAO sponsored ADR	617	21,509
TMK OAO GDR (Reg. S)	266	3,144
Uralkali JSC GDR (Reg. S)	764	27,153
VTB Bank JSC unit	3,230	15,110
TOTAL RUSSIA		596,892
Singapore - 1.0%
Ascendas Real Estate Investment Trust	5,000	7,413
CapitaLand Ltd.	7,000	14,636
CapitaMall Trust	6,000	8,157
CapitaMalls Asia Ltd.	3,000	3,160
City Developments Ltd.	2,000	15,678
ComfortDelgro Corp. Ltd.	5,000	5,903
Cosco Corp. Singapore Ltd.	3,000	2,814
DBS Group Holdings Ltd.	5,000	53,862
Fraser & Neave Ltd.	3,000	16,194
Global Logistic Properties Ltd. (a)	6,000	9,492
Hutchison Port Holdings Trust	15,000	11,250
Keppel Corp. Ltd.	4,000	34,503
Keppel Land Ltd.	2,000	4,532
Neptune Orient Lines Ltd.	3,000	3,101
Olam International Ltd.	4,000	8,268
Oversea-Chinese Banking Corp. Ltd.	7,000	47,859
SembCorp Industries Ltd.	3,000	11,400
SembCorp Marine Ltd.	2,000	7,902
Singapore Airlines Ltd.	1,000	8,825
Singapore Exchange Ltd.	2,000	10,335
Singapore Press Holdings Ltd.	4,000	11,798
Singapore Technologies Engineering Ltd.	4,000	9,381
Singapore Telecommunications Ltd.	22,000	54,220
StarHub Ltd.	1,000	2,250
United Overseas Bank Ltd.	3,000	41,356
UOL Group Ltd.	1,000	3,657
Common Stocks - continued
	Shares	Value
Singapore - continued
Wilmar International Ltd.	5,000	$ 21,266
Yangzijiang Shipbuilding Holdings Ltd.	3,000	2,635
TOTAL SINGAPORE		431,847
South Africa - 1.8%
Absa Group Ltd.	730	13,843
African Bank Investments Ltd.	2,134	9,963
African Rainbow Minerals Ltd.	319	7,521
Anglo Platinum Ltd.	171	12,118
AngloGold Ashanti Ltd.	1,010	46,294
ArcelorMittal South Africa Ltd.	322	2,809
Aspen Pharmacare Holdings Ltd.	830	10,586
Aveng Ltd.	663	2,949
Barloworld Ltd.	375	4,200
Bidvest Group Ltd.	839	18,012
Discovery Holdings Ltd.	532	3,096
Exxaro Resources Ltd.	396	9,776
FirstRand Ltd.	7,921	22,848
Foschini Ltd.	655	9,102
Gold Fields Ltd.	1,958	32,343
Growthpoint Properties Ltd.	4,516	11,495
Harmony Gold Mining Co. Ltd.	997	12,107
Impala Platinum Holdings Ltd.	1,336	29,340
Imperial Holdings Ltd.	564	10,000
Investec Ltd.	400	2,451
Kumba Iron Ore Ltd.	204	13,993
Liberty Holdings Ltd.	260	2,833
Life Healthcare Group Holdings Ltd.	1,340	3,634
Massmart Holdings Ltd.	311	7,001
Mmi Holdings Ltd.	3,145	7,302
MTN Group Ltd.	4,482	76,365
Naspers Ltd. Class N	1,006	50,415
Nedbank Group Ltd.	568	11,376
Netcare Ltd.	1,590	2,760
Northam Platinum Ltd.	550	2,371
Pick 'n Pay Stores Ltd.	527	3,074
Pretoria Portland Cement Co. Ltd.	951	3,440
Rand Merchant Insurance Holdings Ltd.	1,569	3,010
Redefine Properties Ltd. unit	7,349	7,172
Remgro Ltd.	1,218	19,818
Reunert Ltd.	338	2,817
RMB Holdings Ltd.	2,290	8,527
Common Stocks - continued
	Shares	Value
South Africa - continued
Sanlam Ltd.	5,040	$ 19,457
Sappi Ltd. (a)	1,818	6,000
Sasol Ltd.	1,456	74,480
Shoprite Holdings Ltd.	990	16,465
Spar Group Ltd.	315	4,462
Standard Bank Group Ltd.	3,252	44,576
Steinhoff International Holdings Ltd.	3,197	10,223
Telkom SA Ltd.	557	2,102
Tiger Brands Ltd.	415	13,378
Truworths International Ltd.	1,156	11,565
Vodacom Group (Pty) Ltd.	994	12,250
Woolworths Holdings Ltd.	2,114	11,357
TOTAL SOUTH AFRICA		723,076
Spain - 2.0%
Abertis Infraestructuras SA	1,072	18,059
Acerinox SA	196	2,774
Actividades de Construccion y Servicios SA (ACS)	336	10,363
Amadeus IT Holding SA Class A	880	15,078
Banco Bilbao Vizcaya Argentaria SA	12,081	105,993
Banco de Sabadell SA	3,652	13,465
Banco Popular Espanol SA	2,488	10,706
Banco Santander SA	465	3,619
Banco Santander SA (Spain)	22,065	172,290
Bankia SA	2,200	9,973
Bankinter SA	488	3,268
Cintra Concesiones de Infrastructuras de Transporte SA	923	10,805
Criteria CaixaCorp SA	2,070	10,402
Distribuidora Internacional de Alimentacion SA (a)	1,700	7,851
EDP Renovaveis SA (a)	474	2,728
Enagas SA	491	9,826
Fomento Construcciones y Contratas SA (FOCSA)	109	2,561
Gas Natural SDG SA	994	16,251
Grifols SA (a)	410	7,481
Grupo Acciona SA	83	6,661
Iberdrola SA	10,258	60,403
Inditex SA	566	49,378
Indra Sistemas	176	2,317
International Consolidated Airlines Group SA (a)	2,788	7,767
MAPFRE SA (Reg.)	2,381	7,910
Red Electrica Corporacion SA	265	12,188
Repsol YPF SA	2,150	59,054
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA	10,843	$ 189,219
Zardoya Otis SA	461	6,572
TOTAL SPAIN		834,962
Sweden - 1.9%
Alfa Laval AB	809	16,568
ASSA ABLOY AB (B Shares)	829	22,498
Atlas Copco AB:
(A Shares)	1,670	39,700
(B Shares)	1,085	22,938
Boliden AB	757	12,943
Electrolux AB (B Shares)	640	11,724
Getinge AB (B Shares)	503	13,644
H&M Hennes & Mauritz AB (B Shares)	2,660	87,089
Hexagon AB (B Shares)	693	11,941
Holmen AB (B Shares)	100	2,895
Husqvarna AB (B Shares)	1,306	6,899
Industrivarden AB Series C	230	3,266
Investment AB Kinnevik	533	11,151
Investor AB (B Shares)	1,204	24,374
Lundin Petroleum AB (a)	600	13,514
Modern Times Group MTG AB (B Shares)	143	7,158
Nordea Bank AB	6,762	56,615
Ratos AB (B Shares)	664	8,381
Sandvik AB	2,641	39,021
Scania AB (B Shares)	794	13,681
Securitas AB (B Shares)	956	8,974
Skandinaviska Enskilda Banken AB (A Shares)	3,795	23,862
Skanska AB (B Shares)	951	16,610
SKF AB (B Shares)	1,031	24,327
SSAB Svenskt Stal AB (A Shares)	527	5,516
Svenska Cellulosa AB (SCA) (B Shares)	1,545	25,803
Svenska Handelsbanken AB (A Shares)	1,369	41,058
Swedbank AB (A Shares)	2,208	31,714
Swedish Match Co. AB	592	20,618
Tele2 AB (B Shares)	885	16,888
Telefonaktiebolaget LM Ericsson (B Shares)	7,797	72,566
TeliaSonera AB	5,848	38,904
Volvo AB (B Shares)	3,648	47,169
TOTAL SWEDEN		800,009
Common Stocks - continued
	Shares	Value
Switzerland - 5.3%
ABB Ltd. (Reg.)	5,712	$ 119,241
Actelion Ltd.	296	11,338
Adecco SA (Reg.)	372	17,637
Aryzta AG	225	10,391
Baloise Holdings AG	129	9,897
Barry Callebaut AG	5	4,705
Compagnie Financiere Richemont SA Series A	1,356	76,770
Credit Suisse Group	3,031	78,886
GAM Holding Ltd.	605	7,725
Geberit AG (Reg.)	104	21,484
Givaudan SA	23	21,482
Holcim Ltd. (Reg.)	626	35,679
Julius Baer Group Ltd.	560	22,759
Kuehne & Nagel International AG	150	18,859
Lindt & Spruengli AG (participation certificate)	2	5,781
Lonza Group AG	150	8,099
Nestle SA	8,768	502,594
Novartis AG	6,200	336,586
Pargesa Holding SA	96	6,734
Partners Group Holding AG	32	5,598
Roche Holding AG (participation certificate)	1,865	315,748
Schindler Holding AG:
(participation certificate)	118	13,707
(Reg.)	60	6,989
SGS SA (Reg.)	14	25,132
Sika AG (Bearer)	6	12,388
Sonova Holding AG Class B	124	12,673
Straumann Holding AG	15	2,699
Sulzer AG (Reg.)	76	9,514
Swatch Group AG:
(Bearer)	80	33,713
(Reg.)	121	8,875
Swiss Life Holding AG	83	8,244
Swiss Re Ltd.	896	48,614
Swisscom AG	62	24,477
Syngenta AG (Switzerland)	248	75,332
Transocean Ltd. (Switzerland)	933	44,245
UBS AG (a)	9,567	130,560
Zurich Financial Services AG	384	92,218
TOTAL SWITZERLAND		2,187,373
Common Stocks - continued
	Shares	Value
Taiwan - 2.5%
Acer, Inc.	8,000	$ 11,178
Advanced Semiconductor Engineering, Inc.	13,000	13,667
Advantech Co. Ltd.	1,000	3,028
Asia Cement Corp.	4,000	4,798
ASUSTeK Computer, Inc.	2,000	15,813
AU Optronics Corp.	21,000	11,184
Capital Securities Corp.	6,090	2,521
Catcher Technology Co. Ltd.	2,000	12,435
Cathay Financial Holding Co. Ltd.	19,000	21,668
Chang Hwa Commercial Bank	8,000	4,528
Cheng Shin Rubber Industry Co. Ltd.	4,000	9,488
Cheng Uei Precision Industries Co. Ltd.	1,000	2,359
Chicony Electronics Co. Ltd.	2,000	3,514
Chimei Innolux Corp. (a)	16,000	7,407
China Airlines Ltd.	5,000	2,348
China Airlines Ltd. rights 2/4/12 (a)	490	36
China Development Finance Holding Corp.	27,000	8,019
China Life Insurance Co. Ltd.	3,285	3,069
China Motor Co. Ltd.	3,000	3,198
China Petrochemical Development Corp.	6,000	6,690
China Steel Corp.	28,000	27,721
Chinatrust Financial Holding Co. Ltd.	23,223	14,988
Chunghwa Telecom Co. Ltd.	9,000	29,227
Clevo Co. Ltd.	2,000	3,379
Compal Electronics, Inc.	11,000	12,340
Delta Electronics, Inc.	5,000	12,924
E Ink Holdings, Inc.	2,000	2,838
E.Sun Financial Holdings Co. Ltd.	7,000	3,288
Epistar Corp.	2,000	4,899
EVA Airways Corp.	4,400	2,951
Evergreen Marine Corp. (Taiwan)	4,000	2,237
Everlight Electronics Co. Ltd.	2,000	3,825
Far East Department Stores Co. Ltd.	2,000	2,696
Far Eastern Textile Ltd.	6,000	7,369
Far EasTone Telecommunications Co. Ltd.	4,000	7,704
Feng Hsin Iron & Steel Co.	1,000	1,673
First Financial Holding Co. Ltd.	11,000	6,746
Formosa Chemicals & Fibre Corp.	7,000	20,105
Formosa Petrochemical Corp.	3,000	9,356
Formosa Plastics Corp.	10,000	29,127
Formosa Taffeta Co. Ltd.	3,000	2,879
Foxconn Technology Co. Ltd.	2,000	7,839
Common Stocks - continued
	Shares	Value
Taiwan - continued
Fubon Financial Holding Co. Ltd.	12,000	$ 13,381
Giant Manufacturing Co. Ltd.	1,000	4,224
Highwealth Construction Corp.	1,000	1,622
Hon Hai Precision Industry Co. Ltd. (Foxconn)	24,000	77,283
Hotai Motor Co. Ltd.	1,000	5,170
HTC Corp.	2,000	32,810
Hua Nan Financial Holdings Co. Ltd.	15,026	8,530
Inventec Corp.	8,000	3,379
KGI Securities Co. Ltd.	6,000	2,534
Kinsus Interconnect Technology Corp.	1,000	3,244
Lee Chang Yung Chemical Industry Corp.	1,064	1,887
Lite-On Technology Corp.	6,000	7,603
Macronix International Co. Ltd.	7,000	3,075
MediaTek, Inc.	3,000	28,637
Mega Financial Holding Co. Ltd.	19,000	13,033
Motech Industries, Inc.	1,000	2,169
Nan Ya Plastics Corp.	12,000	25,342
Nan Ya Printed Circuit Board Corp.	1,000	2,359
Nankang Rubber Tire Co. Ltd.	2,000	3,230
Novatek Microelectronics Corp.	1,000	2,842
Pegatron Corp.	5,000	6,048
Phison Electronics Corp.	1,000	7,332
Pou Chen Corp.	4,000	3,507
Powertech Technology, Inc.	2,000	5,001
President Chain Store Corp.	2,000	10,745
Quanta Computer, Inc.	7,000	14,948
Radiant Opto-Electronics Corp.	1,000	3,801
Realtek Semiconductor Corp.	2,000	3,703
Richtek Technology Corp.	1,000	5,575
Ruentex Development Co. Ltd.	2,000	2,470
Ruentex Industries Ltd.	1,146	2,184
Shin Kong Financial Holding Co. Ltd. (a)	11,000	3,341
Siliconware Precision Industries Co. Ltd.	6,000	6,904
SIMPLO Technology Co. Ltd.	1,000	7,028
Sino-American Silicon Products, Inc.	1,000	2,065
Sinopac Holdings Co.	11,000	3,438
Synnex Technology International Corp.	3,000	7,400
Taishin Financial Holdings Co. Ltd.	10,000	3,717
Taiwan Business Bank	8,000	2,627
Taiwan Cement Corp.	9,000	11,221
Taiwan Cooperative Financial Holding Co. Ltd. (a)	12,000	7,501
Taiwan Fertilizer Co. Ltd.	2,000	5,183
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Glass Industry Corp.	2,000	$ 2,311
Taiwan Mobile Co. Ltd.	4,600	13,911
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	175,045
Tatung Co. Ltd. (a)	7,000	1,989
TECO Electric & Machinery Co. Ltd.	4,000	2,642
Tripod Technology Corp.	1,000	2,784
TSRC Corp.	1,000	2,619
Tung Ho Steel Enterprise Corp.	3,000	2,838
U-Ming Marine Transport Corp.	2,000	3,075
Unified-President Enterprises Corp.	11,000	16,243
Unimicron Technology Corp.	3,000	3,948
United Microelectronics Corp.	32,000	16,874
Walsin Lihwa Corp.	7,000	2,472
Wintek Corp.	3,000	2,443
Wistron Corp.	6,000	9,002
WPG Holding Co. Ltd.	3,000	4,192
Yang Ming Marine Transport Corp.	8,000	3,514
Yuanta Financial Holding Co. Ltd.	20,190	11,393
Yulon Motor Co. Ltd.	2,000	3,913
TOTAL TAIWAN		1,012,360
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	2,400	11,694
Bangkok Bank Public Co. Ltd.	1,500	8,059
Bangkok Bank Public Co. Ltd. (For. Reg.)	2,300	12,357
Bank of Ayudhya PCL	3,400	2,436
Banpu PCL	150	2,856
Banpu PCL (For. Reg.)	300	5,712
BEC World PCL (For. Reg.)	2,100	2,931
C.P. Seven Eleven PCL	2,100	3,964
C.P. Seven Eleven PCL (For. Reg.)	4,100	7,740
Charoen Pokphand Foods PCL (For. Reg.)	9,000	10,165
Glow Energy PCL (For. Reg.)	1,600	2,878
Indorama Ventures PCL (For. Reg.)	2,700	2,788
IRPC Public Co. Ltd. (For. Reg.)	18,200	2,690
Kasikornbank PCL	1,100	4,703
Kasikornbank PCL (For. Reg.)	3,000	12,827
Krung Thai Bank PCL (For. Reg.)	5,100	2,518
PTT Exploration and Production PCL	500	2,856
PTT Exploration and Production PCL (For. Reg.)	2,800	15,992
PTT Global Chemical PCL (For. Reg.) (a)	4,439	9,525
PTT PCL (For. Reg.)	2,200	24,137
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	900	$ 11,733
Siam Commercial Bank PCL (For. Reg.)	3,900	15,228
Thai Oil PCL (For. Reg.)	1,500	3,110
TOTAL THAILAND		178,899
Turkey - 0.3%
Akbank T.A.S.	3,369	12,665
Anadolu Efes Biracilik ve Malt Sanayii A/S	607	8,489
Arcelik A/S	803	3,480
Bim Birlesik Magazalar A/S JSC	251	7,734
Coca-Cola Icecek A/S	256	3,350
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,184	2,606
Enka Insaat ve Sanayi A/S	1,355	3,714
Eregli Demir ve Celik Fabrikalari T.A.S.	1,478	3,236
Haci Omer Sabanci Holding A/S	1,038	3,972
Koc Holding A/S	1,216	4,736
Koza Altin Isletmeleri A/S	200	3,546
TAV Havalimanlari Holding A/S (a)	681	3,066
Tupras-Turkiye Petrol Rafinerileri A/S	413	9,413
Turk Hava Yollari AO	2,045	2,705
Turk Sise ve Cam Fabrikalari A/S	1,570	3,225
Turk Telekomunikasyon A/S	1,043	4,661
Turkcell Iletisim Hizmet A/S	2,154	11,082
Turkiye Garanti Bankasi A/S	4,950	17,885
Turkiye Halk Bankasi A/S	626	4,122
Turkiye Is Bankasi A/S Series C	4,279	8,934
Turkiye Vakiflar Bankasi TAO	1,578	2,567
Yapi ve Kredi Bankasi A/S (a)	1,788	3,321
TOTAL TURKEY		128,509
United Kingdom - 14.2%
3I Group PLC	2,929	8,521
Admiral Group PLC	623	9,239
Aggreko PLC	715	23,607
AMEC PLC	849	13,434
Anglo American PLC (United Kingdom)	3,466	143,334
Antofagasta PLC	1,065	21,702
ARM Holdings PLC	3,595	34,604
Associated British Foods PLC	999	18,153
AstraZeneca PLC (United Kingdom)	3,558	171,386
Aviva PLC	7,759	42,795
Babcock International Group PLC	955	10,980
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	8,724	$ 42,320
Balfour Beatty PLC	2,077	8,969
Barclays PLC	30,381	101,882
BG Group PLC	8,971	201,471
BHP Billiton PLC	5,543	186,362
BP PLC	50,232	377,923
British American Tobacco PLC (United Kingdom)	5,249	241,738
British Land Co. PLC	1,934	14,892
British Sky Broadcasting Group PLC	3,025	32,895
BT Group PLC	20,577	66,206
Bunzl PLC	854	11,588
Burberry Group PLC	1,131	23,921
Cairn Energy PLC	3,309	14,696
Capita Group PLC	1,698	16,458
Capital Shopping Centres Group PLC	1,750	8,914
Carnival PLC	519	15,525
Centrica PLC	13,772	63,682
Cobham PLC	3,315	9,566
Compass Group PLC	4,892	45,411
Diageo PLC	6,614	146,412
Essar Energy PLC (a)	692	1,409
Eurasian Natural Resources Corp. PLC	724	7,879
Fresnillo PLC	470	12,859
G4S PLC (United Kingdom)	3,942	16,743
GKN PLC	3,972	13,121
GlaxoSmithKline PLC	13,476	299,795
Hammerson PLC	1,833	10,894
HSBC Holdings PLC (United Kingdom)	47,394	396,033
ICAP PLC	1,502	7,954
Imperial Tobacco Group PLC	2,670	95,520
Inmarsat PLC	1,267	7,995
InterContinental Hotel Group PLC	721	14,705
International Power PLC	4,142	21,894
Intertek Group PLC	399	13,281
Invensys PLC	2,370	7,552
Investec PLC	1,553	9,195
ITV PLC	10,157	11,990
J Sainsbury PLC	2,930	13,317
Johnson Matthey PLC	598	19,330
Kazakhmys PLC	662	11,852
Kingfisher PLC	6,030	24,300
Land Securities Group PLC	2,054	21,834
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Legal & General Group PLC	14,934	$ 27,161
Lloyds Banking Group PLC (a)	107,278	51,885
London Stock Exchange Group PLC	533	7,308
Lonmin PLC	469	7,628
Man Group PLC	4,795	8,743
Marks & Spencer Group PLC	4,199	21,626
Meggitt PLC	2,100	12,014
National Grid PLC	9,430	93,914
Next PLC	466	19,234
Old Mutual PLC	15,215	35,009
Pearson PLC	2,047	37,908
Prudential PLC	6,673	73,819
Reckitt Benckiser Group PLC	1,629	86,672
Reed Elsevier PLC	3,372	27,900
Rexam PLC	2,223	13,103
Rio Tinto PLC	3,707	223,343
Rolls-Royce Group PLC	4,976	57,679
Royal & Sun Alliance Insurance Group PLC	9,973	16,660
Royal Bank of Scotland Group PLC (a)	47,409	19,894
Royal Dutch Shell PLC:
Class A (Netherlands)	8,977	319,198
Class A (United Kingdom)	694	24,624
Class B	7,074	258,567
SABMiller PLC	2,505	95,065
Sage Group PLC	3,175	14,666
Schroders PLC	372	8,501
Scottish & Southern Energy PLC	2,565	49,439
Segro PLC	2,538	8,792
Serco Group PLC	1,303	10,432
Severn Trent PLC	689	16,559
Smith & Nephew PLC	2,383	23,097
Smiths Group PLC	943	14,267
Standard Chartered PLC (United Kingdom)	6,289	152,042
Standard Life PLC	6,433	22,081
Tate & Lyle PLC	1,260	13,146
Tesco PLC	21,182	106,692
The Weir Group PLC	507	15,621
TUI Travel PLC	1,141	3,440
Tullow Oil PLC	2,333	51,108
Unilever PLC	3,385	109,407
United Utilities Group PLC	1,894	17,969
Vedanta Resources PLC	373	7,025
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	134,973	$ 364,090
Whitbread PLC	449	11,633
WM Morrison Supermarkets PLC	5,460	24,610
Xstrata PLC	5,474	92,697
TOTAL UNITED KINGDOM		5,844,306
United States of America - 0.1%
Southern Copper Corp.	434	15,055
Synthes, Inc.	178	30,329
TOTAL UNITED STATES OF AMERICA		45,384
TOTAL COMMON STOCKS (Cost $37,470,869)		38,441,776
Nonconvertible Preferred Stocks - 0.6%

Colombia - 0.0%
Grupo Aval Acciones Y Val SA	5,400	3,654
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	148	8,426
Henkel AG & Co. KGaA	442	27,258
Porsche Automobil Holding SE (Germany)	388	23,786
ProSiebenSat.1 Media AG	142	3,332
RWE AG (non-vtg.)	84	2,993
Volkswagen AG	384	67,980
TOTAL GERMANY		133,775
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	17,260	14,526
Korea (South) - 0.1%
Hyundai Motor Co.	47	2,728
Hyundai Motor Co. Series 2	129	7,591
LG Chemical Ltd.	23	2,457
Samsung Electronics Co. Ltd.	55	32,317
TOTAL KOREA (SOUTH)		45,093
Russia - 0.1%
Ak Transneft Oao (a)	4	7,621
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) (a)	3,100	$ 6,754
Surgutneftegaz JSC	19,500	12,053
TOTAL RUSSIA		26,428
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $204,383)		223,476
Government Obligations - 1.9%
Principal Amount
United States of America - 1.9%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/8/12 (c) (Cost $799,946)	$ 800,000	799,962
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $1,162,854)	1,162,854	1,162,854
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $39,638,052)		40,628,068
NET OTHER ASSETS (LIABILITIES) - 1.6%		674,542
NET ASSETS - 100%		$ 41,302,610
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 NYSE E-mini MSCI EAFE Index Contracts	March 2012	$ 1,262,760	$ 62,499
9 NYSE E-mini MSCI Emerging Markets Index Contracts	March 2012	458,640	36,439
3 SGX S&P CNX Nifty Index Contracts (Singapore)	Feb. 2012	31,380	1,724
1 TME S&P/TSX 60 Index Contracts	March 2012	140,977	255
TOTAL EQUITY INDEX CONTRACTS		$ 1,893,757	$ 100,917

The face value of futures purchased as a percentage of net assets is 4.6%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with JPMorgan Chase, Inc.	Sept. 2012	$ 150,642	$ (682)
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR plus 41 basis points with JPMorgan Chase, Inc.	Sept. 2012	419,229	50,982
		$ 569,871	$ 50,300
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,980.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 393
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 5,844,306	$ 2,149,194	$ 3,695,112	$ -
Japan	5,678,848	4,436,988	1,241,860	-
Canada	3,268,979	3,268,979	-	-
Australia	2,342,777	1,989,718	353,059	-
France	2,293,571	1,664,052	629,519	-
Switzerland	2,187,373	1,446,768	740,605	-
Germany	2,162,120	1,662,898	499,222	-
Brazil	1,472,544	1,472,544	-	-
Korea (South)	1,423,147	1,283,815	139,332	-
Other	11,991,587	9,288,203	2,703,384	-
Government Obligations	799,962	-	799,962	-
Money Market Funds	1,162,854	1,162,854	-	-
Total Investments in Securities:	$ 40,628,068	$ 29,826,013	$ 10,802,055	$ -
Transfers from Level 2 to Level 1 during the period were $9,480,035.
Derivative Instruments:
Assets
Futures Contracts	$ 100,917	$ 100,917	$ -	$ -
Swap Agreements	50,982	-	50,982	-
Total Assets	$ 151,899	$ 100,917	$ 50,982	$ -
Liabilities
Swap Agreements	$ (682)	$ -	$ (682)	$ -
Total Derivative Instruments:	$ 151,217	$ 100,917	$ 50,300	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $39,638,055. Net unrealized appreciation aggregated $990,013, of which $2,109,634 related to appreciated investment securities and $1,119,621 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012